UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31,

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a) The Report to shareholders is attached herewith.

TABLE OF CONTENTS

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Administrative - MGOXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Advisor - MALXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Advisory - MAYXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Cash Management - MSGXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio CastleOak Shares - COSXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Impact - IMPXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Impact Partner - IPGXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional - MVRXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Plus - MPXXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Select - MGSXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Investor - MVVXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Participant - MPCXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Select - MSDXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Administrative - MGAXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Advisory - MVAXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Cash Management - MCHXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Institutional - MUIXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Institutional Select - MSVXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Investor - MVIXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Participant - MGPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Advisor - MAPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Advisory - MBDXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Cash Management - MLKXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Impact Partner - IPFXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Participant - MEPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Select - MSKXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Wealth - MWMXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Wealth S - MWSXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Advisory - MAVXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Cash Management - MSPXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio CastleOak Shares - CASXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Impact - IMTXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Impact Partner - IPYXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Institutional - MPFXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Institutional Select - MPEXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Advisor - MAXXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Cash Management - TECXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Select - TSXXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Wealth - TEWXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Wealth S - TWSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Administrative - MTTXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Advisor - MATXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Advisory - MAOXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Cash Management - MREXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional - MISXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional Plus - MRXXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional Select - MTSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Investor - MTNXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Participant - MTCXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Select - MSTXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Administrative - MAMXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Advisor - MAZXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Advisory - MVYXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Cash Management - MHSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Impact - IMXXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Impact Partner - IPUXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional - MSUXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional Plus - MSXXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional Select - MSSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Investor - MNVXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Participant - MPRXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Select - MSEXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Administrative Class MGOXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MGOXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Advisor Class MALXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$15	0.15%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MALXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Advisory Class MAYXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$41	0.40%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MAYXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Cash Management Class MSGXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSGXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

CastleOak Shares Class COSXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$15	0.15%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

COSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Impact Class IMPXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$15	0.15%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

IMPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Impact Partner Class IPGXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$15	0.15%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

IPGXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Class MVRXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MVRXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Plus Class MPXXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of August 26, 2025 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$3	0.17%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MPXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Select Class MGSXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MGSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Investor Class MVVXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MVVXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Participant Class MPCXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$66	0.65%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MPCXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Select Class MSDXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$97	0.95%

Key Fund Statistics

Total Net Assets	$173,292,614,010
# of Portfolio Holdings	343
Total Advisory Fees Paid	$169,852,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	35.1%
91-120 Days	9.6%
61-90 Days	12.8%
31-60 Days	8.4%
1-30 Days	34.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	14.2%
U.S. Treasury Securities	36.5%
Repurchase Agreements	49.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSDXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Administrative Class MGAXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MGAXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Advisory Class MVAXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MVAXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Cash Management Class MCHXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MCHXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Institutional Class MUIXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MUIXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Institutional Select Class MSVXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSVXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Investor Class MVIXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MVIXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Participant Class MGPXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$5,658,934,344
# of Portfolio Holdings	221
Total Advisory Fees Paid	$6,373,413

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	19.0%
91-120 Days	4.2%
61-90 Days	5.7%
31-60 Days	21.4%
1-30 Days	49.7%

Asset Allocation (% of total investments)

Value	Value
Repurchase Agreements	3.3%
U.S. Agency Securities	9.3%
U.S. Treasury Securities	87.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MGPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Advisor Class MAPXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$18	0.18%

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MAPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Advisory Class MBDXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$44	0.43%

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MBDXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Cash Management Class MLKXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$34	0.33%

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MLKXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Impact Partner Class IPFXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$18	0.18%

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

IPFXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Participant Class MEPXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$69	0.68%

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MEPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Select Class MSKXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$100	0.98%

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSKXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Wealth Class MWMXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$18	0.18%

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MWMXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Wealth S Class MWSXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$24	0.23%

Key Fund Statistics

Total Net Assets	$3,668,415,336
# of Portfolio Holdings	146
Total Advisory Fees Paid	$3,361,264

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.0%
91-120 Days	3.2%
61-90 Days	7.3%
31-60 Days	8.9%
1-30 Days	57.6%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	3.8%
Corporate Bonds	6.7%
Floating Rate Notes	12.7%
Commercial Paper	19.4%
Repurchase Agreements	57.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MWSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Advisory Class MAVXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MAVXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Cash Management Class MSPXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

CastleOak Shares Class CASXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

CASXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Impact Class IMTXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

IMTXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Impact Partner Class IPYXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

IPYXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Institutional Class MPFXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MPFXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Institutional Select Class MPEXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$12,986,466,707
# of Portfolio Holdings	142
Total Advisory Fees Paid	$17,433,582

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	36.3%
91-120 Days	3.3%
61-90 Days	6.1%
31-60 Days	10.6%
1-30 Days	43.7%

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	1.5%
Corporate Bonds	2.8%
Floating Rate Notes	14.2%
Commercial Paper	25.1%
Repurchase Agreements	56.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MPEXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Advisor Class MAXXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MAXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Cash Management Class TECXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$35	0.35%

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

TECXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Select Class TSXXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$101	1.00%

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

TSXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Wealth Class TEWXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

TEWXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Wealth S Class TWSXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$25	0.25%

Key Fund Statistics

Total Net Assets	$518,394,478
# of Portfolio Holdings	86
Total Advisory Fees Paid	$71,378

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	27.5%
Pennsylvania	3.8%
Mississippi	4.2%
Florida	4.6%
North Carolina	4.9%
Indiana	5.1%
New Jersey	5.5%
Ohio	8.6%
Massachusetts	8.8%
Texas	12.9%
New York	14.1%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Quarterly Variable Rate Bonds	2.6%
Closed-End Investment Companies	3.8%
Municipal Bonds & Notes	11.5%
Commercial Paper	14.4%
Daily Variable Rate Bonds	16.6%
Weekly Variable Rate Bonds	51.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

TWSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Administrative Class MTTXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MTTXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Advisor Class MATXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MATXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Advisory Class MAOXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MAOXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Cash Management Class MREXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MREXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Class MISXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MISXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Plus Class MRXXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of August 26, 2025 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$4	0.22%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MRXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Select Class MTSXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MTSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Investor Class MTNXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MTNXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Participant Class MTCXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$71	0.70%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MTCXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Select Class MSTXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$102	1.00%

Key Fund Statistics

Total Net Assets	$34,302,352,795
# of Portfolio Holdings	209
Total Advisory Fees Paid	$47,058,969

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.0%
91-120 Days	7.6%
61-90 Days	11.5%
31-60 Days	6.3%
1-30 Days	44.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	45.6%
Repurchase Agreements	54.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSTXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Administrative Class MAMXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MAMXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Advisor Class MAZXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MAZXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Advisory Class MVYXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MVYXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Cash Management Class MHSXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MHSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Impact Class IMXXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

IMXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Impact Partner Class IPUXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

IPUXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Class MSUXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSUXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Plus Class MSXXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of August 26, 2025 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Institutional Plus Class	$4	0.22%Footnote Reference2
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
Footnote[2]	Annualized

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Select Class MSSXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Investor Class MNVXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MNVXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Participant Class MPRXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$71	0.70%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MPRXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Select Class MSEXX

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about  Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$102	1.00%

Key Fund Statistics

Total Net Assets	$56,424,798,225
# of Portfolio Holdings	204
Total Advisory Fees Paid	$79,696,696

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
121+ Days	24.0%
91-120 Days	5.3%
61-90 Days	9.0%
31-60 Days	23.5%
1-30 Days	38.2%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

MSEXX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2025

	Registrant		Covered Entities(1)
Audit Fees	$282,450		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$—	(5)
Total Non-Audit Fees	$—			$—

Total	$282,450			$—

2024

	Registrant		Covered Entities(1)
Audit Fees	$282,450		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$372,395	(5)
Total Non-Audit Fees	$—			$372,395

Total	$282,450			$372,395

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see the schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Institutional
Liquidity Funds

MSILF Money Market Portfolio

MSILF Prime Portfolio

MSILF Government Portfolio

MSILF Government Securities Portfolio

MSILF Treasury Portfolio

MSILF Treasury Securities Portfolio

MSILF Tax-Exempt Portfolio

Annual Financial Statements and Additional Information

October 31, 2025

2025 Annual Report

October 31, 2025

Table of Contents (unaudited)

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust") . To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630 . Please read the prospectus carefully before you invest or send money.

Additionally, you can access information about the Trust , including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity .

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust 's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust . Please see the prospectus for more complete information on investment risks.

2025 Annual Report

October 31, 2025

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (3.7%)
Domestic Banks (1.4%)
Bank of America NA
4.34%, 7/8/26	$25,000	$25,000
Citibank NA
4.48%, 2/25/26	25,000	25,000
		50,000
International Bank (2.3%)
Sumitomo Mitsui Banking Corp.
4.00%, 4/22/26	85,950	85,950
Total Certificates of Deposit (Cost $135,950)		135,950
Commercial Paper (a) (18.9%)
Asset-Backed Diversified Financial Services (0.1%)
Podium Funding Trust
4.20%, 5/21/26	5,000	4,887
Automobiles (3.4%)
Toyota Credit Canada, Inc.,
4.08%, 6/3/26	3,000	2,930
4.50%, 1/28/26	10,000	9,896
Toyota Credit de Puerto Rico Corp.,
4.12%, 6/1/26 - 6/22/26	35,000	34,113
4.49%, 1/22/26 - 4/24/26	13,000	12,816
4.50%, 11/24/25	7,000	6,982
4.54%, 3/2/26	5,000	4,928
Toyota Motor Credit Corp.,
4.00%, 6/29/26	10,000	9,744
4.38%, 4/1/26	10,000	9,825
4.39%, 4/10/26	2,000	1,963
Toyota Motor Finance
4.43%, 12/9/25	30,000	29,870
		123,067
Automobiles Manufacturing (0.3%)
Volvo Group Treasury North America LP
4.09%, 1/16/26	11,000	10,908
Consumer, Non-Cyclical (0.7%)
Unilever Capital Corp Ltd.
4.13%, 12/15/25	26,600	26,473
Diversified Financial Services (2.3%)
CDP Financial, Inc.,
4.17%, 3/13/26	10,000	9,853
4.29%, 7/6/26	25,000	24,301
4.39%, 6/10/26	6,000	5,847
Metlife Short Term Fund,
4.04%, 4/7/26 (b)	11,972	11,768
4.05%, 4/9/26	15,000	14,741
4.06%, 3/20/26	8,000	7,879
Pacific Life Short Term
4.04%, 1/20/26	10,000	9,913
		84,302
	Face Amount (000)	Value (000)
Domestic Banks (2.1%)
ABN Amro Funding USA LLC,
4.42%, 1/12/26	$10,000	$9,916
4.43%, 1/16/26 - 1/21/26 (b)	17,000	16,843
4.44%, 1/5/26	10,000	9,924
Bank of America Securities, Inc.
4.57%, 12/5/25	15,000	14,942
ING U.S. Funding LLC
4.30%, 4/6/26	25,000	24,555
		76,180
Finance (2.2%)
Barclays Capital, Inc.,
4.48%, 12/3/25	5,000	4,982
4.50%, 12/10/25	25,000	24,887
Citigroup Global Markets, Inc.,
4.38%, 5/15/26	30,000	29,326
4.51%, 12/12/25	20,000	19,906
		79,101
International Banks (7.8%)
Australia & New Zealand Banking Group Ltd.
4.15%, 5/11/26	14,000	13,704
Barclays Bank PLC
4.07%, 3/11/26 (b)	10,000	9,858
Bayerische Landesbank
4.04%, 7/2/26	10,000	9,738
DNB Bank ASA,
4.21%, 5/22/26	12,000	11,728
4.34%, 3/16/26	10,000	9,846
Lloyds Bank PLC
4.01%, 7/7/26	10,000	9,734
Macquarie Bank Ltd.,
2.90%, 3/25/26	23,000	22,641
4.04%, 3/26/26	7,000	6,890
4.07%, 4/1/26 (b)	16,000	15,736
Norddeutsche Landesbank
4.28%, 2/17/26 (b)	13,000	12,840
Royal Bank of Canada
4.55%, 11/6/25	15,000	14,994
Sumitomo Mitsui Banking Corp.
4.44%, 1/12/26	30,000	29,747
Suncorp Bank Norfina Ltd.,
4.30%, 5/5/26	10,000	9,791
4.38%, 3/23/26	10,000	9,837
4.49%, 12/16/25	5,000	4,974
Svenska Handelsbanken AB,
4.29%, 3/16/26	5,000	4,924
4.55%, 12/4/25	25,000	24,906
4.56%, 12/2/25	10,000	9,965
4.59%, 11/18/25	15,000	14,972
Swedbank AB,
4.22%, 5/22/26	25,000	24,432
4.40%, 5/1/26	10,000	9,788

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (a) (cont'd)
International Banks (cont'd)
UBS AG London
0.00%, 12/3/25	$5,617	$5,597
		286,642
Total Commercial Paper (Cost $691,560)		691,560
Corporate Bonds (6.4%)
Automobiles (0.4%)
BMW U.S. Capital LLC
2.80%, 4/11/26 (b)	2,100	2,088
Toyota Motor Corp.
1.34%, 3/25/26	11,000	10,877
		12,965
Chemicals (0.2%)
Linde, Inc.
3.20%, 1/30/26	5,911	5,893
Consumer, Non-Cyclical (0.2%)
Colgate-Palmolive Co.
4.80%, 3/2/26	2,000	2,004
Nestle Holdings, Inc.,
0.63%, 1/15/26 (b)	1,103	1,095
5.25%, 3/13/26 (b)	5,000	5,019
		8,118
Domestic Banks (1.6%)
Bank of New York Mellon Corp.,
0.75%, 1/28/26	5,000	4,959
2.80%, 5/4/26	15,025	14,928
Citibank NA,
4.93%, 8/6/26	32,487	32,606
5.44%, 4/30/26	2,830	2,844
State Street Corp.
5.27%, 8/3/26	5,000	5,038
		60,375
Industrials (0.4%)
Siemens Financieringsmaatschappij NV
6.13%, 8/17/26 (b)	15,125	15,344
Insurance (1.4%)
Equitable Financial Life Global Funding
5.50%, 12/2/25 (b)	1,559	1,560
MassMutual Global Funding II,
1.20%, 7/16/26 (b)	19,200	18,790
4.50%, 4/10/26 (b)	1,350	1,351
Met Tower Global Funding
5.40%, 6/20/26 (b)	8,580	8,643
Metropolitan Life Global Funding I
5.00%, 1/6/26 (b)	6,924	6,929
New York Life Global Funding
0.85%, 1/15/26 (b)	7,500	7,451
Northwestern Mutual Global Funding,
0.80%, 1/14/26 (b)	4,919	4,886
4.70%, 4/6/26 (b)	1,955	1,959
		51,569
	Face Amount (000)	Value (000)
International Banks (2.2%)
ANZ New Zealand International Ltd.
1.25%, 6/22/26 (b)	$11,900	$11,684
Australia & New Zealand Banking Group Ltd.,
3.70%, 11/16/25	2,000	1,999
5.09%, 12/8/25	12,000	12,007
Bank of New Zealand
4.39%, 3/3/26 (b)	5,600	5,538
Macquarie Bank Ltd.
3.90%, 1/15/26 (b)	4,000	3,997
National Australia Bank Ltd.
3.38%, 1/14/26	1,000	998
Skandinaviska Enskilda Banken AB,
1.20%, 9/9/26 (b)	2,869	2,802
1.40%, 11/19/25 (b)	9,000	8,988
Swedbank AB
5.47%, 6/15/26 (b)	10,000	10,093
UBS AG
1.25%, 8/7/26	5,000	4,886
UBS AG London
1.25%, 6/1/26	17,218	16,916
Westpac Banking Corp.
1.15%, 6/3/26	2,160	2,122
		82,030
Total Corporate Bonds (Cost $236,294)		236,294
Floating Rate Notes (c) (12.3%)
Asset-Backed Diversified Financial Services (1.5%)
Chariot Funding LLC,
SOFR + 0.22%, 4.49%, 2/12/26 (b)	15,000	15,000
Collateralized Commercial Paper Flex,
SOFR + 0.30%, 4.34%, 3/10/26	5,000	5,000
Fairway Finance Co. LLC,
SOFR + 0.27%, 4.31%, 2/24/26 (b)	5,000	5,000
Old Line Funding LLC,
SOFR + 0.28%, 4.55%, 11/14/25 (b)	10,000	10,000
Paradelle Funding LLC,
SOFR + 0.27%, 4.31%, 11/21/25	10,000	10,000
Podium Funding Trust,
SOFR + 0.20%, 4.24%, 12/15/25	10,000	10,000
		55,000
Automobiles (0.5%)
BMW U.S. Capital LLC,
SOFR + 0.55%, 4.84%, 4/2/26 (b)	3,057	3,060
Toyota Motor Credit Corp.,
SOFR + 0.35%, 4.62%, 12/9/25	15,000	15,000
		18,060
Consumer, Cyclical (0.1%)
Home Depot, Inc.,
SOFR + 0.33%, 4.59%, 12/24/25	5,000	5,001

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (c) (cont'd)
Domestic Banks (2.2%)
Bank of America NA,
4.64%, 7/9/26	$15,000	$15,000
Bank of America Securities, Inc.,
4.66%, 11/14/25 - 12/2/25	45,000	45,000
ING U.S. Funding LLC,
SOFR + 0.22%, 4.49%, 12/19/25	10,000	10,000
SOFR + 0.34%, 4.61%, 12/18/25	10,000	10,000
		80,000
Finance (0.9%)
Citigroup Global Markets, Inc.,
SOFR + 0.22%, 4.49%, 12/18/25 (b)	15,000	15,000
SOFR + 0.39%, 4.66%, 11/24/25 (b)	18,000	18,000
		33,000
Insurance (1.2%)
New York Life Global Funding,
SOFR + 0.35%, 4.62%, 7/31/26 (b)	21,000	21,000
Pricoa Short Term Funding LLC,
SOFR + 0.25%, 4.52%, 11/26/25 (b)	25,000	25,000
		46,000
International Banks (5.9%)
ASB Bank Ltd.,
SOFR + 0.30%, 4.57%, 3/10/26 (b)	15,000	15,000
Bank of Montreal,
SOFR + 0.35%, 4.39%, 2/3/26	10,000	10,000
SOFR + 0.39%, 4.43%, 8/14/26	20,000	20,000
Bank of New Zealand,
SOFR + 0.22%, 4.54%, 12/5/25 (b)	10,000	10,000
Macquarie Bank Ltd.,
SOFR + 0.23%, 4.50%, 1/20/26 - 1/22/26 (b)	30,000	30,000
Nordea Bank Abp,
SOFR + 0.31%, 4.35%, 12/5/25	15,000	15,002
Oversea Chinese Banking Corp. Ltd.,
SOFR + 0.21%, 4.48%, 12/18/25	15,000	15,001
Toronto-Dominion Bank,
SOFR + 0.45%, 4.72%, 4/23/26 (b)	20,000	20,000
UBS AG London,
SOFR + 0.26%, 4.59%, 3/16/26 (b)	15,000	15,000
SOFR + 0.32%, 4.64%, 2/13/26 (b)	25,000	25,000
United Overseas Bank Ltd.,
SOFR + 0.17%, 4.45%, 1/12/26 (b)	40,000	40,000
		215,003
Total Floating Rate Notes (Cost $452,064)		452,064
Repurchase Agreements (55.8%)
Bank of America Securities, Inc., (4.72% (e), dated 6/30/25, due 1/29/26; proceeds $30,837; fully collateralized by various Common Stocks and Preferred Stocks; valued at $31,500)	30,000	30,000
	Face Amount (000)	Value (000)
Bank of America Securities, Inc., (4.76% (e), dated 10/24/25, due 1/29/26; proceeds $25,321; fully collateralized by various Common Stocks and Preferred Stocks; valued at $26,250)	$25,000	$25,000
Bank of Nova Scotia, (4.15%, dated 10/31/25, due 11/3/25; proceeds $20,007; fully collateralized by various Common Stocks (d); valued at $21,000)	20,000	20,000
Bank of Nova Scotia, (4.15%, dated 10/31/25, due 11/3/25; proceeds $162,056; fully collateralized by various Corporate Bonds, 0.75% - 7.51% due 2/2/26 - 8/16/77; valued at $170,100)	162,000	162,000
BNP Paribas Prime Brokerage, Inc., (4.15%, dated 10/31/25, due 11/7/25; proceeds $25,020; fully collateralized by various Common Stocks and Preferred Stocks (d); valued at $26,271)	25,000	25,000
BNP Paribas Prime Brokerage, Inc., (4.20%, dated 10/31/25, due 11/3/25; proceeds $138,048; fully collateralized by various Common Stocks and Preferred Stocks (d); valued at $144,951)	138,000	138,000
BNP Paribas SA, (4.20%, dated 10/31/25, due 11/3/25; proceeds $20,007; fully collateralized by various Corporate Bonds, 3.13% - 9.50% due 3/1/27 - 6/4/81; valued at $21,118)	20,000	20,000
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 4.14%, dated 10/31/25 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,190 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/20/65; valued at $566,444)	319,000	319,000
Credit Agricole Corporate and Investment Bank, (4.30% (e), dated 12/12/23, due 11/7/25; proceeds $25,993; fully collateralized by various Corporate Bonds, 1.75% - 9.00% due 1/9/26 - 1/17/54; valued at $25,200)	24,000	24,000
Credit Agricole Corporate and Investment Bank, (4.16%, dated 10/31/25, due 11/3/25; proceeds $98,034; fully collateralized by various Corporate Bonds, 2.05% - 8.13% due 1/9/26 - 2/28/52; valued at $102,901)	98,000	98,000
Credit Agricole Corporate and Investment Bank, (4.14%, dated 10/31/25, due 11/7/25; proceeds $50,040; fully collateralized by various Corporate Bonds, 2.10% - 8.13% due 2/19/26 - 6/15/54; valued at $52,500)	50,000	50,000
Credit Agricole Corporate and Investment Bank, (4.42% (e), dated 11/7/23, due 11/7/25; proceeds $11,988; fully collateralized by various Corporate Bonds, 2.39% - 7.38% due 10/30/26 - 6/15/54; valued at $11,550)	11,000	11,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
HSBC Securities USA, Inc., (4.15%, dated 10/31/25, due 11/3/25; proceeds $125,043; fully collateralized by various Corporate Bonds, 1.38% - 7.13% due 3/1/27 - 10/15/65; valued at $131,296)	$125,000	$125,000
ING Financial Markets LLC, (4.18%, dated 10/31/25, due 11/3/25; proceeds $10,003; fully collateralized by various Common Stocks; valued at $10,500)	10,000	10,000
ING Financial Markets LLC, (4.18%, dated 10/31/25, due 11/3/25; proceeds $50,017; fully collateralized by various Common Stocks; valued at $52,500)	50,000	50,000
JP Morgan Clearing Corp., (4.32% (e), dated 8/1/23, due 11/7/25; proceeds $76,964; fully collateralized by a Corporate Bond, 9.75% due 2/15/33; valued at $74,491)	70,000	70,000
JP Morgan Clearing Corp., (4.45% (e), dated 9/17/25, due 11/7/25; proceeds $75,473; fully collateralized by various Corporate Bonds, 6.63% - 11.18% due 5/1/29 - 1/15/34; valued at $79,819)	75,000	75,000
Mizuho Securities USA LLC, (4.49% (e), dated 10/17/25, due 2/3/26; proceeds $15,204; fully collateralized by various Common Stocks; valued at $15,750)	15,000	15,000
Mizuho Securities USA LLC, (4.18%, dated 10/31/25, due 11/3/25; proceeds $138,048; fully collateralized by various Common Stocks; valued at $144,900)	138,000	138,000
MUFG Securities Americas, Inc., (4.15%, dated 10/31/25, due 11/3/25; proceeds $100,035; fully collateralized by various Common Stocks (d); valued at $105,036)	100,000	100,000
RBC Capital Markets LLC, (4.20%, dated 10/31/25, due 11/3/25; proceeds $160,056; fully collateralized by various Corporate Bonds, 1.38% - 6.38% due 2/4/26 - 9/15/59; valued at $168,000)	160,000	160,000
Societe Generale SA, (4.20%, dated 10/31/25, due 11/3/25; proceeds $65,023; fully collateralized by various Corporate Bonds, 2.75% - 11.75% due 6/1/26 - 6/4/81 (d); valued at $68,925)	65,000	65,000
Societe Generale SA, (4.05%, dated 10/30/25, due 11/6/25; proceeds $115,091; fully collateralized by various U.S. Government obligations, 0.00% - 0.13% due 1/15/32 - 11/15/45 and Corporate Bonds, 0.80% - 8.63% due 11/13/25 - 5/15/67; valued at $120,835)	115,000	115,000
TD Securities USA LLC, (4.20%, dated 10/31/25, due 11/3/25; proceeds $117,041; fully collateralized by various Corporate Bonds, 3.37% - 6.70% due 1/15/27 - 5/15/55; valued at $122,851)	117,000	117,000
	Face Amount (000)	Value (000)
TD Securities USA LLC, (3.97% (e), dated 3/27/24, due 11/7/25; proceeds $35,147; fully collateralized by various Corporate Bonds, 4.40% - 7.50% due 2/15/28 - 9/23/31; valued at $34,650)	$33,000	$33,000
Wells Fargo Securities LLC, (4.42% (e), dated 9/17/25, due 8/5/26; proceeds $51,977; fully collateralized by various Corporate Bonds, 1.13% - 7.08% due 1/15/26 - 6/1/65; valued at $52,501)	50,000	50,000
Total Repurchase Agreements (Cost $2,045,000)		2,045,000
Total Investments (97.1%) (Cost $3,560,868) (f)		3,560,868
Other Assets in Excess of Liabilities (2.9%)		107,547
Net Assets (100.0%)		$3,668,415

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of October 31, 2025.

(e)  Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	57.4%
Commercial Paper	19.4
Floating Rate Notes	12.7
Corporate Bonds	6.7
Other*	3.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (1.4%)
Domestic Bank (0.8%)
Bank of America NA
4.34%, 7/8/26	$100,000	$100,217
International Bank (0.6%)
Sumitomo Mitsui Banking Corp.
4.00%, 4/22/26	85,000	84,974
Total Certificates of Deposit (Cost $185,000)		185,191
Commercial Paper (a) (23.9%)
Asset-Backed Diversified Financial Services (0.5%)
Podium Funding Trust
4.20%, 5/21/26	10,000	9,780
Thunder Bay Funding LLC
3.98%, 6/9/26	50,000	48,805
		58,585
Automobiles (3.5%)
Toyota Credit Canada, Inc.,
4.38%, 12/15/25	50,000	49,747
4.50%, 1/28/26	40,000	39,612
Toyota Credit de Puerto Rico Corp.,
4.11%, 6/1/26	65,000	63,476
4.32%, 5/1/26	10,000	9,798
4.49%, 1/22/26 - 4/24/26	52,000	51,307
4.50%, 11/24/25	18,000	17,953
4.54%, 3/2/26	15,000	14,794
Toyota Motor Credit Corp.,
0.00%, 2/6/26	50,000	49,466
4.38%, 4/1/26	30,000	29,505
4.39%, 4/10/26	9,000	8,843
Toyota Motor Finance
4.43%, 12/9/25	117,000	116,496
		450,997
Automobiles Manufacturing (0.3%)
Volvo Group Treasury North America LP
4.09%, 1/16/26	39,000	38,656
Diversified Financial Services (2.6%)
CDP Financial, Inc.,
4.17%, 3/13/26	40,000	39,411
4.29%, 7/6/26	125,000	121,646
4.39%, 6/10/26	19,000	18,542
Metlife Short Term Fund,
4.04%, 4/7/26 (b)	41,000	40,301
4.05%, 4/9/26	48,057	47,227
4.06%, 3/20/26	30,170	29,713
Pacific Life Short Term
4.04%, 1/20/26	40,000	39,646
		336,486
Domestic Banks (2.8%)
ABN Amro Funding USA LLC,
4.42%, 1/12/26	35,000	34,716
4.43%, 1/16/26 - 1/21/26 (b)	67,000	66,407
4.44%, 1/5/26	40,000	39,706
	Face Amount (000)	Value (000)
Bank of America Securities, Inc.
4.57%, 12/5/25	$100,000	$99,612
ING U.S. Funding LLC
4.30%, 4/6/26	125,000	122,862
		363,303
Finance (1.8%)
Barclays Capital, Inc.,
4.48%, 12/3/25	18,000	17,933
4.50%, 12/10/25	75,000	74,663
Citigroup Global Markets, Inc.,
4.38%, 5/15/26	120,000	117,446
4.51%, 12/12/25	30,000	29,861
		239,903
International Banks (12.4%)
Australia & New Zealand Banking Group Ltd.,
4.15%, 5/11/26	40,000	39,178
4.32%, 7/16/26	48,500	47,178
Bank of Nova Scotia
4.14%, 3/2/26 (b)	20,200	19,924
Barclays Bank PLC
4.07%, 3/11/26 (b)	40,000	39,414
Bayerische Landesbank
4.04%, 7/2/26	30,000	29,219
DBS Bank Ltd.,
4.03%, 3/24/26 (b)	50,000	49,215
4.13%, 1/26/26	75,000	74,287
4.17%, 12/18/25 - 12/19/25	170,000	169,105
DNB Bank ASA,
4.21%, 5/22/26	45,000	44,014
4.34%, 3/16/26	40,000	39,409
Federation Des Caisses Desjardins
4.15%, 3/2/26	25,000	24,664
Lloyds Bank PLC
4.01%, 7/7/26	40,000	38,934
Macquarie Bank Ltd.,
2.90%, 3/25/26	188,000	185,020
4.04%, 3/26/26	26,000	25,585
4.07%, 4/1/26 (b)	62,000	60,971
4.45%, 11/3/25	100,000	99,967
Norddeutsche Landesbank
4.28%, 2/17/26 (b)	47,000	46,430
Sumitomo Mitsui Banking Corp.
4.44%, 1/12/26	100,000	99,178
Suncorp Bank Norfina Ltd.,
4.30%, 5/5/26	40,000	39,195
4.38%, 3/23/26	40,000	39,374
4.49%, 12/16/25	25,000	24,874
Svenska Handelsbanken AB,
4.29%, 3/16/26	50,000	49,260
4.55%, 12/4/25	125,000	124,527
4.56%, 12/2/25	50,000	49,822
4.59%, 11/18/25	58,000	57,884

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Commercial Paper (a) (cont'd)
International Banks (cont'd)
Swedbank AB,
4.22%, 5/22/26	$75,000	$73,363
4.40%, 5/1/26	25,000	24,509
		1,614,500
Total Commercial Paper (Cost $3,101,628)		3,102,430
Corporate Bonds (2.7%)
Automobiles (0.6%)
Toyota Motor Corp.
1.34%, 3/25/26	44,527	44,034
Toyota Motor Credit Corp.,
1.13%, 6/18/26	15,440	15,163
4.45%, 5/18/26	16,230	16,272
4.55%, 8/7/26	7,574	7,605
		83,074
Chemicals (0.2%)
Linde, Inc.
3.20%, 1/30/26	20,000	19,945
Domestic Banks (0.1%)
Citibank NA,
4.93%, 8/6/26	8,000	8,047
5.44%, 4/30/26	10,636	10,695
		18,742
Industrials (0.2%)
Siemens Financieringsmaatschappij NV
6.13%, 8/17/26 (b)	21,797	22,172
Insurance (0.8%)
MassMutual Global Funding II,
1.20%, 7/16/26 (b)	50,000	49,005
4.50%, 4/10/26 (b)	17,920	17,945
New York Life Global Funding,
2.35%, 7/14/26 (b)	3,500	3,461
4.70%, 4/2/26 (b)(c)	35,999	36,082
		106,493
International Banks (0.8%)
Bank of New Zealand
4.39%, 3/3/26 (b)	8,925	8,834
Banque Federative du Credit Mutuel SA
4.94%, 1/26/26 (b)	3,200	3,205
Skandinaviska Enskilda Banken AB
1.40%, 11/19/25 (b)	19,300	19,274
Svenska Handelsbanken AB
5.25%, 6/15/26 (b)	5,000	5,035
Swedbank AB
5.47%, 6/15/26 (b)	18,000	18,154
UBS AG London
1.25%, 6/1/26	47,465	46,667
		101,169
Total Corporate Bonds (Cost $351,346)		351,595
	Face Amount (000)	Value (000)
Floating Rate Notes (d) (13.5%)
Asset-Backed Diversified Financial Services (2.4%)
Chariot Funding LLC,
SOFR + 0.22%, 4.49%, 2/12/26 (b)	$75,000	$75,000
SOFR + 0.28%, 4.55%, 2/23/26 (b)	50,000	50,001
Collateralized Commercial Paper Flex,
SOFR + 0.30%, 4.34%, 3/10/26	18,000	18,001
Fairway Finance Co. LLC,
SOFR + 0.27%, 4.31%, 2/24/26 (b)	17,000	17,000
Old Line Funding LLC,
SOFR + 0.28%, 4.55%, 11/14/25 (b)	90,000	90,005
Paradelle Funding LLC,
SOFR + 0.27%, 4.31%, 11/21/25	25,000	25,003
Podium Funding Trust,
SOFR + 0.20%, 4.24%, 12/15/25	40,000	40,005
		315,015
Automobiles (0.8%)
Toyota Motor Credit Corp.,
SOFR + 0.35%, 4.62%, 12/9/25	100,000	100,022
Domestic Banks (2.8%)
Bank of America NA,
4.64%, 7/9/26	50,000	50,004
Bank of America Securities, Inc.,
4.66%, 11/14/25 - 12/2/25	140,000	140,014
ING U.S. Funding LLC,
SOFR + 0.22%, 4.49%, 12/19/25	130,000	130,019
SOFR + 0.34%, 4.61%, 12/18/25	50,000	50,015
		370,052
Finance (0.4%)
Citigroup Global Markets, Inc.,
SOFR + 0.22%, 4.49%, 12/18/25 (b)	53,000	53,008
Insurance (1.4%)
New York Life Global Funding,
SOFR + 0.35%, 4.62%, 7/31/26 (b)	86,000	86,031
Pricoa Short Term Funding LLC,
SOFR + 0.25%, 4.52%, 11/26/25 (b)	90,000	90,011
		176,042
International Banks (5.7%)
Bank of Montreal,
SOFR + 0.39%, 4.43%, 8/14/26	70,000	70,017
Bank of New Zealand,
SOFR + 0.22%, 4.54%, 12/5/25 (b)	35,000	35,004
Macquarie Bank Ltd.,
SOFR + 0.23%, 4.50%, 1/20/26 - 1/27/26 (b)	125,000	125,031
Nordea Bank Abp,
SOFR + 0.31%, 4.35%, 12/5/25	55,000	55,014
Sumitomo Mitsui Banking Corp.,
SOFR + 0.23%, 4.27%, 11/21/25	17,500	17,501
Toronto-Dominion Bank,
SOFR + 0.45%, 4.72%, 4/23/26 (b)	80,000	80,094

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (d) (cont'd)
International Banks (cont'd)
UBS AG London,
SOFR + 0.26%, 4.59%, 3/16/26 (b)	$50,000	$50,003
SOFR + 0.32%, 4.64%, 2/13/26 (b)	150,000	150,004
United Overseas Bank Ltd.,
SOFR + 0.17%, 4.45%, 1/12/26 (b)	160,000	160,017
		742,685
Total Floating Rate Notes (Cost $1,756,507)		1,756,824
Repurchase Agreements (53.9%)
ABN AMRO Securities LLC, (Interest in $550,000 joint repurchase agreement, 4.18%, dated 10/31/25 under which ABN AMRO Securities LLC, will repurchase the securities provided as collateral for $550,192 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 6/20/55; valued at $566,498)	410,000	410,000
Bank of America Securities, Inc., (4.72% (f), dated 6/30/25, due 1/29/26; proceeds $46,256; fully collateralized by various Common Stocks and Preferred Stocks; valued at $47,250) (e)	45,000	45,000
Bank of America Securities, Inc., (4.76% (f), dated 10/24/25, due 1/29/26; proceeds $75,962; fully collateralized by various Common Stocks and Preferred Stocks; valued at $78,750) (e)	75,000	75,000
Bank of Nova Scotia, (4.15%, dated 10/31/25, due 11/3/25; proceeds $158,055; fully collateralized by various Common Stocks; valued at $165,900) (e)	158,000	158,000
Bank of Nova Scotia, (4.15%, dated 10/31/25, due 11/3/25; proceeds $469,162; fully collateralized by various Corporate Bonds, 1.75% - 6.15% due 1/13/26 - 11/1/54; valued at $492,450)	469,000	469,000
BNP Paribas Prime Brokerage, Inc., (4.20%, dated 10/31/25, due 11/3/25; proceeds $32,011; fully collateralized by various Common Stocks; valued at $33,612) (e)	32,000	32,000
BNP Paribas Prime Brokerage, Inc., (4.15%, dated 10/31/25, due 11/7/25; proceeds $47,038; fully collateralized by various Common Stocks and Preferred Stocks; valued at $49,390) (e)	47,000	47,000
BNP Paribas SA, (4.21% (f), dated 10/9/25, due 11/7/25; proceeds $526,780; fully collateralized by various Corporate Bonds, 0.00% - 13.50% due 5/1/26 - 6/4/81; valued at $556,370) (e)	525,000	525,000
BNP Paribas SA, (4.20%, dated 10/31/25, due 11/3/25; proceeds $5,002; fully collateralized by various Corporate Bonds, 3.88% - 10.00% due 2/15/29 - 12/31/79; valued at $5,299) (e)	5,000	5,000
	Face Amount (000)	Value (000)
Citigroup Global Markets, Inc., (4.18%, dated 10/31/25, due 11/3/25; proceeds $250,087; fully collateralized by various Common Stocks; valued at $262,500) (e)	$250,000	$250,000
Credit Agricole Corporate and Investment Bank, (4.44% (f), dated 1/18/23, due 11/7/25; proceeds $112,621; fully collateralized by various Corporate Bonds, 0.95% - 8.13% due 1/15/26 - 5/1/60; valued at $105,000) (e)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (4.42% (f), dated 11/7/23, due 11/7/25; proceeds $96,995; fully collateralized by various Corporate Bonds, 1.00% - 8.13% due 11/3/25 - 3/1/55; valued at $93,451) (e)	89,000	89,000
Credit Agricole Corporate and Investment Bank, (4.30% (f), dated 12/12/23, due 11/7/25; proceeds $190,618; fully collateralized by various Corporate Bonds, 1.04% - 9.00% due 2/25/26 - 5/1/60; valued at $184,800) (e)	176,000	176,000
Credit Agricole Corporate and Investment Bank, (4.14%, dated 10/31/25, due 11/7/25; proceeds $100,081; fully collateralized by various Corporate Bonds, 1.05% - 7.33% due 1/12/26 - 5/19/63; valued at $105,000)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (4.16%, dated 10/31/25, due 11/3/25; proceeds $187,065; fully collateralized by various Corporate Bonds, 1.25% - 8.13% due 1/9/26 - 5/19/63; valued at $196,351) (e)	187,000	187,000
HSBC Securities USA, Inc., (4.15%, dated 10/31/25, due 11/3/25; proceeds $225,078; fully collateralized by various Corporate Bonds, 1.50% - 7.62% due 1/15/26 - 11/15/68; valued at $236,332)	225,000	225,000
ING Financial Markets LLC, (4.18%, dated 10/31/25, due 11/3/25; proceeds $200,070; fully collateralized by various Common Stocks; valued at $210,000) (e)	200,000	200,000
JP Morgan Clearing Corp., (4.45% (f), dated 9/17/25, due 11/7/25; proceeds $201,261; fully collateralized by various Corporate Bonds, 3.88% - 14.00% due 10/1/27 - 3/15/56; valued at $212,813)	200,000	200,000
JP Morgan Clearing Corp., (4.32% (f), dated 7/31/23, due 11/7/25; proceeds $115,458; fully collateralized by various Corporate Bonds, 4.00% - 9.50% due 5/1/26 - 1/15/34; valued at $111,737)	105,000	105,000
JP Morgan Securities LLC, (4.12% (f), dated 11/17/21, due 11/7/25; proceeds $215,721; fully collateralized by various Corporate Bonds, 0.50% - 1.38% due 12/1/30 - 6/1/31 and Common Stocks and Preferred Stocks; valued at $197,474) (e)	185,000	185,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (4.40% (f), dated 10/7/25, due 11/7/25; proceeds $75,284; fully collateralized by various Corporate Bonds, 0.50% - 1.38% due 12/1/30 - 6/1/31, Common Stocks and Preferred Stocks; valued at $80,075) (e)	$75,000	$75,000
Mizuho Securities USA LLC, (4.49% (f), dated 10/17/25, due 2/3/26; proceeds $111,495; fully collateralized by various Common Stocks; valued at $115,500) (e)	110,000	110,000
Mizuho Securities USA LLC, (4.18%, dated 10/31/25, due 11/3/25; proceeds $350,122; fully collateralized by various Common Stocks; valued at $367,500) (e)	350,000	350,000
MUFG Securities Americas, Inc., (4.15%, dated 10/31/25, due 11/3/25; proceeds $400,138; fully collateralized by various Common Stocks; valued at $420,145) (e)	400,000	400,000
MUFG Securities Americas, Inc., (4.15%, dated 10/31/25, due 11/3/25; proceeds $100,035; fully collateralized by various Corporate Bonds, 2.45% - 7.00% due 3/1/26 - 5/1/79; valued at $105,037) (e)	100,000	100,000
RBC Capital Markets LLC, (4.20%, dated 10/31/25, due 11/3/25; proceeds $516,181; fully collateralized by various Corporate Bonds, 1.16% - 7.50% due 4/3/26 - 6/1/77; valued at $541,800)	516,000	516,000
Societe Generale SA, (4.20%, dated 10/31/25, due 11/3/25; proceeds $150,053; fully collateralized by various Corporate Bonds, 1.85% - 12.25% due 12/15/25 - 12/31/79; valued at $159,050) (e)	150,000	150,000
Societe Generale SA, (4.05%, dated 10/30/25, due 11/6/25; proceeds $385,303; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 7/15/26 - 2/15/53 and Corporate Bonds, 1.00% - 8.13% due 1/1/26 - 10/27/85; valued at $404,413) (e)	385,000	385,000
TD Securities USA LLC, (3.97% (f), dated 3/27/24, due 11/7/25; proceeds $231,119; fully collateralized by various Corporate Bonds, 2.87% - 9.70% due 12/9/25 - 11/26/85; valued at $227,850)	217,000	217,000
TD Securities USA LLC, (4.20%, dated 10/31/25, due 11/3/25; proceeds $326,114; fully collateralized by various Corporate Bonds, 3.88% - 4.95% due 1/12/28 - 8/4/31 and a U.S. Government agency security, 4.52% due 11/12/27; valued at $335,683)	326,000	326,000
Wells Fargo Securities LLC, (4.42% (f), dated 9/17/25, due 8/5/26; proceeds $171,523; fully collateralized by various Corporate Bonds, 1.05% - 9.40% due 12/15/25 - 12/31/79; valued at $173,251) (e)	165,000	165,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (Interest in $3,400,000 joint repurchase agreement, 4.16%, dated 10/31/25 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,401,179 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/55; valued at $3,488,645)	$615,000	$615,000
Total Repurchase Agreements (Cost $6,992,000)		6,992,000
Total Investments (95.4%) (Cost $12,386,481) (g)(h)		12,388,040
Other Assets in Excess of Liabilities (4.6%)		598,427
Net Assets (100.0%)		$12,986,467

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Floating or variable rate securities: The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of October 31, 2025.

(f)  Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(h)  At October 31, 2025, the aggregate cost for federal income tax purposes is approximately $12,386,481,000. The aggregate gross unrealized appreciation is approximately $1,832,000 and the aggregate gross unrealized depreciation is approximately $273,000, resulting in net unrealized appreciation of approximately $1,559,000.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	56.4%
Commercial Paper	25.1
Floating Rate Notes	14.2
Other*	4.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (46.7%)
Bank of America NA, (3.87%, dated 10/9/25, due 4/9/26; proceeds $101,957; fully collateralized by various U.S. Government agency securities, 2.00% - 2.50% due 9/1/45 - 10/1/50; valued at $103,000)	$100,000	$100,000
Bank of America NA, (3.93%, dated 9/29/25, due 3/30/26; proceeds $458,941; fully collateralized by various U.S. Government agency securities, 2.00% - 3.50% due 4/1/42 - 6/1/50; valued at $463,500)	450,000	450,000
Bank of America NA, (4.35%, dated 6/13/25, due 12/12/25; proceeds $408,797; fully collateralized by various U.S. Government agency securities, 2.00% - 3.50% due 7/1/42 - 8/1/50; valued at $412,000)	400,000	400,000
Bank of America NA, (4.18%, dated 8/4/25, due 2/4/26; proceeds $102,136; fully collateralized by various U.S. Government agency securities, 2.50% - 3.00% due 7/1/46 - 10/1/50; valued at $103,000)	100,000	100,000
Bank of America NA, (4.28%, dated 5/5/25, due 11/3/25; proceeds $102,164; fully collateralized by various U.S. Government agency securities, 2.50% - 3.00% due 7/1/46 - 4/1/50; valued at $103,000)	100,000	100,000
Bank of America NA, (4.10%, dated 8/29/25, due 3/2/26; proceeds $102,107; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 1/1/47 - 10/1/50; valued at $103,000)	100,000	100,000
Bank of America NA, (4.08%, dated 9/2/25, due 3/2/26; proceeds $102,051; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 1/1/47 - 10/1/50; valued at $103,000)	100,000	100,000
Bank of America NA, (4.14%, dated 8/19/25, due 2/18/26; proceeds $204,209; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 11/1/46 - 4/1/50; valued at $206,000)	200,000	200,000
Bank of America NA, (4.30%, dated 7/15/25, due 1/15/26; proceeds $255,494; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 2/1/42 - 11/1/47; valued at $257,500)	250,000	250,000
Bank of America NA, (3.87%, dated 10/30/25, due 4/30/26; proceeds $407,826; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 8/1/42 - 10/1/49; valued at $412,000)	400,000	400,000
Bank of America Securities, Inc., (4.25% (e), dated 10/14/25, due 4/14/26; proceeds $510,746; fully collateralized by various U.S. Government agency securities, 0.55% - 8.50% due 12/3/25 - 9/20/75, U.S. Government obligations, 0.00% - 5.55% due 8/15/28 - 8/15/45; valued at $511,708)	500,000	500,000
	Face Amount (000)	Value (000)
Bank of America Securities, Inc., (4.41% (e), dated 4/22/25, due 1/22/26; proceeds $1,033,703; fully collateralized by various U.S. Government agency securities, 0.65% - 7.00% due 2/25/26 - 8/20/75; valued at $1,027,400)	$1,000,000	$1,000,000
Bank of America Securities, Inc., (4.42% (e), dated 7/30/25, due 7/29/26; proceeds $522,335; fully collateralized by various U.S. Government agency securities, 0.80% - 7.50% due 12/18/25 - 8/20/75; valued at $512,421)	500,000	500,000
Bank of America Securities, Inc., (4.16%, dated 10/31/25, due 11/3/25; proceeds $60,021; fully collateralized by various U.S. Government agency securities, 1.20% - 7.50% due 9/15/26 - 7/20/65; valued at $61,731)	60,000	60,000
Bank of America Securities, Inc., (4.40% (e), dated 7/30/25, due 7/29/26; proceeds $417,787; fully collateralized by various U.S. Government obligations, 0.00% - 1.63% due 10/15/27 - 5/15/51; valued at $408,000)	400,000	400,000
Bank of America Securities, Inc., (4.30% (e), dated 10/20/25, due 10/20/26; proceeds $208,719; fully collateralized by various U.S. Government obligations, 0.00% - 3.50% due 10/15/28 - 5/15/51; valued at $204,000)	200,000	200,000
Bank of America Securities, Inc., (4.19%. (e), dated 7/16/25, due 1/16/26; proceeds $255,354; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 11/15/39 - 8/15/48; valued at $255,000)	250,000	250,000
Bank of America Securities, Inc., (4.30% (e), dated 10/24/25, due 4/24/26; proceeds $204,348; fully collateralized by various U.S. Government obligations, 4.25% due 6/30/29 - 6/30/31; valued at $204,000)	200,000	200,000
Bank of Montreal, (4.03% (e), dated 10/30/25, due 12/11/25; proceeds $251,175; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 10/25/47 - 5/20/72; valued at $262,500)	250,000	250,000
Bank of New York - Fixed Income Clearing Corp., (4.17%, dated 10/31/25, due 11/3/25; proceeds $1,000,348; fully collateralized by various U.S. Government agency securities, 1.50% - 8.50% due 6/1/27 - 1/10/55; valued at $1,020,000)	1,000,000	1,000,000
Bank of New York - Fixed Income Clearing Corp., (4.13%, dated 10/31/25, due 11/3/25; proceeds $4,201,446; fully collateralized by various U.S. Government obligations, 0.63% - 3.88% due 1/15/26 - 1/15/35; valued at $4,284,000)	4,200,000	4,200,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Bank of New York - Fixed Income Clearing Corp., (4.16%, dated 10/31/25, due 11/3/25; proceeds $1,500,520; fully collateralized by various U.S. Government obligations, 1.88% - 4.13% due 2/28/27 - 4/30/32; valued at $1,530,000)	$1,500,000	$1,500,000
Barclays Bank PLC, (4.34% (e), dated 6/24/25, due 11/6/25; proceeds $813,032; fully collateralized by various U.S. Government agency securities, 0.00% - 5.00% due 11/12/25 - 5/15/55; valued at $819,137)	800,000	800,000
Barclays Bank PLC, (4.57% (e), dated 10/15/25, due 11/7/25; proceeds $2,206,423; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 12/25/26 - 9/16/67; valued at $2,312,212)	2,200,000	2,200,000
Barclays Bank PLC, (4.53% (e), dated 10/17/25, due 11/17/25; proceeds $752,928; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 3/15/38 - 9/15/67; valued at $774,040)	750,000	750,000
Barclays Bank PLC, (4.34% (e), dated 7/3/25, due 1/2/26; proceeds $408,833; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 11/28/25 - 5/15/53; valued at $409,569)	400,000	400,000
Barclays Bank PLC, (4.34% (e), dated 7/1/25, due 1/2/26; proceeds $408,929; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 11/6/25 - 2/15/54; valued at $409,568)	400,000	400,000
Barclays Bank PLC, (4.34% (e), dated 7/9/25, due 1/2/26; proceeds $408,543; fully collateralized by various U.S. Government obligations, 0.38% - 4.38% due 11/30/25 - 8/15/51; valued at $409,568)	400,000	400,000
BMO Capital Markets Corp., (4.03% (e), dated 10/30/25, due 12/11/25; proceeds $552,586; fully collateralized by various U.S. Government agency securities, 0.00% - 6.72% due 6/25/26 - 8/20/75; valued at $572,637)	550,000	550,000
BMO Capital Markets Corp., (4.02% (e), dated 10/30/25, due 12/11/25; proceeds $602,814; fully collateralized by various U.S. Government agency securities, 1.30% - 8.60% due 12/1/28 - 10/1/50; valued at $618,000)	600,000	600,000
BMO Capital Markets Corp., (4.07%, dated 10/31/25, due 11/3/25; proceeds $200,068; fully collateralized by various U.S. Government agency securities, 5.17% - 5.69% due 3/1/33 - 9/1/33; valued at $206,000)	200,000	200,000
	Face Amount (000)	Value (000)
BMO Capital Markets Corp., (4.11%, dated 10/31/25, due 11/3/25; proceeds $250,086; fully collateralized by various U.S. Government agency securities, 5.50% - 6.50% due 6/20/54 - 3/20/55; valued at $257,500)	$250,000	$250,000
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 4.14%, dated 10/31/25 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,190 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/20/65; valued at $566,444)	75,000	75,000
BNP Paribas SA, (4.20% (e), dated 10/8/25, due 12/5/25; proceeds $402,707; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 12/25/26 - 10/20/74, U.S. Government obligations, 0.00% - 0.88% due 1/2/26 - 8/15/47; valued at $417,292)	400,000	400,000
BNP Paribas SA, (4.20% (e), dated 10/8/25, due 12/30/25; proceeds $504,842; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 7/25/26 - 1/20/74, U.S. Government obligations, 0.00% due 2/15/26 - 8/15/47; valued at $522,417)	500,000	500,000
BNP Paribas SA, (4.43% (e), dated 6/26/25, due 6/25/26; proceeds $783,617; fully collateralized by various U.S. Government agency securities, 1.22% - 8.00% due 4/1/26 - 5/20/65, U.S. Government obligations, 0.00% - 4.38% due 7/31/26 - 2/15/52; valued at $772,072)	750,000	750,000
BNP Paribas SA, (4.44% (e), dated 5/13/25, due 5/13/26; proceeds $2,037,842; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 11/15/25 - 2/15/54; valued at $1,989,000)	1,950,000	1,950,000
BNP Paribas SA, (4.47% (e), dated 2/28/25, due 2/27/26; proceeds $444,221; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 1/15/26 - 11/15/52; valued at $433,500)	425,000	425,000
BNP Paribas SA, (4.46% (e), dated 3/18/25, due 3/18/26; proceeds $888,411; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 1/13/26 - 2/15/54; valued at $867,000)	850,000	850,000
BNP Paribas SA, (4.45% (e), dated 4/23/25, due 4/23/26; proceeds $888,359; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 3/31/26 - 5/15/46; valued at $867,000)	850,000	850,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (4.04% (e), dated 8/12/25, due 2/12/26; proceeds $433,776; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 1/15/26 - 11/15/54; valued at $433,500)	$425,000	$425,000
BNP Paribas SA, (4.06%, dated 8/20/25, due 2/19/26; proceeds $867,543; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 1/15/26 - 5/15/54; valued at $867,000)	850,000	850,000
BNP Paribas SA, (3.74% (e), dated 10/23/25, due 4/23/26; proceeds $407,563; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 1/15/27 - 5/15/53; valued at $408,000)	400,000	400,000
BNP Paribas SA, (4.48% (e), dated 2/5/25, due 2/5/26; proceeds $627,266; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 1/8/26 - 2/15/52; valued at $612,000)	600,000	600,000
BNP Paribas SA, (4.21% (e), dated 7/24/25, due 1/26/26; proceeds $1,532,628; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 9/30/26 - 5/15/54; valued at $1,530,000)	1,500,000	1,500,000
BNP Paribas SA, (4.48% (e), dated 2/13/25, due 2/13/26; proceeds $731,788; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 11/30/25 - 11/15/52; valued at $714,000)	700,000	700,000
BNP Paribas SA, (4.48% (e), dated 2/10/25, due 2/10/26; proceeds $261,358; fully collateralized by various U.S. Government obligations, 0.00% - 5.25% due 2/28/26 - 2/15/54; valued at $255,000)	250,000	250,000
BNP Paribas SA, (4.48% (e), dated 2/21/25, due 2/20/26; proceeds $940,732; fully collateralized by various U.S. Government obligations, 0.00% - 6.38% due 11/4/25 - 8/15/55; valued at $918,000)	900,000	900,000
Canadian Imperial Bank of Commerce, (4.14%, dated 10/31/25, due 11/3/25; proceeds $200,069; fully collateralized by various U.S. Government obligations, 0.13% - 4.63% due 1/15/26 - 2/15/51; valued at $204,000)	200,000	200,000
Citibank NA, (4.01%, dated 10/30/25, due 11/6/25; proceeds $500,390; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 11/20/25 - 10/20/65; valued at $515,000)	500,000	500,000
Citigroup Global Markets, Inc., (4.21% (e), dated 10/8/25, due 4/8/26; proceeds $1,021,284; fully collateralized by various U.S. Government agency securities, 1.50% - 4.50% due 1/20/51 - 7/20/51; valued at $1,030,000)	1,000,000	1,000,000
	Face Amount (000)	Value (000)
Citigroup Global Markets, Inc., (4.71% (e), dated 7/25/25, due 1/22/26; proceeds $767,764; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 11/20/50 - 2/20/51; valued at $772,500)	$750,000	$750,000
Citigroup Global Markets, Inc., (4.40% (e), dated 7/8/25, due 1/8/26; proceeds $1,022,468; fully collateralized by various U.S. Government agency securities, 2.00% - 5.00% due 6/20/50 - 12/20/50; valued at $1,030,000)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (4.29%, dated 5/6/25, due 11/5/25; proceeds $255,452; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 5/20/50 - 6/20/50; valued at $257,500)	250,000	250,000
Citigroup Global Markets, Inc., (4.16%, dated 10/31/25, due 11/3/25; proceeds $250,087; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 12/20/49 - 5/20/50; valued at $257,500)	250,000	250,000
Citigroup Global Markets, Inc., (4.36%, dated 5/22/25, due 11/18/25; proceeds $102,180; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 11/15/49 - 1/15/50; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.35%, dated 5/13/25, due 11/12/25; proceeds $255,528; fully collateralized by various U.S. Government agency securities, 2.50% - 6.50% due 5/15/49 - 11/20/49; valued at $257,500)	250,000	250,000
Citigroup Global Markets, Inc., (4.37%, dated 5/21/25, due 11/21/25; proceeds $102,234; fully collateralized by various U.S. Government agency securities, 3.00% - 5.50% due 12/15/47 - 1/20/48; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.37%, dated 5/29/25, due 11/28/25; proceeds $102,221; fully collateralized by various U.S. Government agency securities, 3.00% - 5.50% due 6/20/50; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.24% (e), dated 10/17/25, due 4/17/26; proceeds $510,705; fully collateralized by various U.S. Government agency securities, 3.00% - 7.00% due 1/20/48 - 5/20/49; valued at $515,000)	500,000	500,000
Citigroup Global Markets, Inc., (4.71% (e), dated 7/22/25, due 1/22/26; proceeds $1,024,078; fully collateralized by various U.S. Government agency securities, 3.00% - 7.00% due 2/20/48 - 9/20/55; valued at $1,030,000)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (3.87%, dated 10/9/25, due 4/9/26; proceeds $101,957; fully collateralized by various U.S. Government agency securities, 3.02% - 7.00% due 7/1/55; valued at $103,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (4.35%, dated 7/8/25, due 12/8/25; proceeds $203,698; fully collateralized by various U.S. Government agency securities, 4.00% - 6.00% due 6/1/55 - 7/1/55; valued at $206,000)	$200,000	$200,000
Citigroup Global Markets, Inc., (4.30%, dated 7/25/25, due 1/26/26; proceeds $204,419; fully collateralized by various U.S. Government agency securities, 4.00% - 6.50% due 7/1/55; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (4.16%, dated 8/19/25, due 2/18/26; proceeds $102,115; fully collateralized by various U.S. Government agency securities, 4.50% - 7.00% due 7/1/55; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.34%, dated 8/1/25, due 2/2/26; proceeds $102,230; fully collateralized by various U.S. Government agency securities, 5.00% - 6.50% due 6/1/55; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.37%, dated 6/9/25, due 12/9/25; proceeds $255,554; fully collateralized by various U.S. Government agency securities, 5.00% - 6.50% due 6/1/55 - 7/1/55; valued at $257,500)	250,000	250,000
Citigroup Global Markets, Inc., (4.10%, dated 8/14/25, due 2/17/26; proceeds $204,259; fully collateralized by various U.S. Government agency securities, 5.00% - 6.50% due 7/1/55; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (4.31%, dated 7/16/25, due 1/16/26; proceeds $102,203; fully collateralized by various U.S. Government agency securities, 5.00% - 7.00% due 6/1/55; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.17%, dated 8/12/25, due 2/11/26; proceeds $204,240; fully collateralized by various U.S. Government agency securities, 5.00% - 7.00% due 7/1/55; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (4.40% (e), dated 10/10/25, due 4/10/26; proceeds $408,898; fully collateralized by various U.S. Government obligations, 0.63% - 4.75% due 11/15/42 - 11/15/43; valued at $408,000)	400,000	400,000
Citigroup Global Markets, Inc., (4.05%, dated 10/31/25, due 11/3/25; proceeds $400,135; fully collateralized by various U.S. Government obligations, 0.63% - 4.75% due 11/15/42 - 11/15/43; valued at $408,000)	400,000	400,000
Credit Agricole Corporate and Investment Bank, (3.90%, dated 10/31/25, due 11/3/25; proceeds $250,081; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 11/15/25 - 2/15/50; valued at $255,000)	250,000	250,000
	Face Amount (000)	Value (000)
Credit Agricole Securities (USA), Inc. - Fixed Income Clearing Corp., (4.15%, dated 10/31/25, due 11/3/25; proceeds $300,104; fully collateralized by various U.S. Government obligations, 3.13% - 4.25% due 1/15/28 - 11/15/41; valued at $306,000)	$300,000	$300,000
Daiwa Capital Markets America, Inc., (4.15%, dated 10/31/25, due 11/3/25; proceeds $600,208; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 11/13/26 - 10/1/55, U.S. Government obligations, 1.25% - 3.75% due 6/30/27 - 3/31/28; valued at $617,946)	600,000	600,000
Daiwa Capital Markets America, Inc., (4.14%, dated 10/31/25, due 11/3/25; proceeds $300,104; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 1/15/26 - 2/15/54; valued at $306,106)	300,000	300,000
Deutsche Bank Securities, Inc., (3.95%, dated 10/31/25, due 11/3/25; proceeds $250,082; fully collateralized by various U.S. Government obligations, 2.75% - 4.50% due 2/15/44 - 5/15/53; valued at $255,000)	250,000	250,000
Goldman Sachs & Co. LLC, (4.15%, dated 10/31/25, due 11/3/25; proceeds $500,173; fully collateralized by various U.S. Government obligations, 0.00% - 1.25% due 4/30/28 - 8/15/55; valued at $510,000)	500,000	500,000
Goldman Sachs & Co. LLC, (4.05%, dated 10/31/25, due 11/3/25; proceeds $250,084; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 11/30/28 - 2/15/31; valued at $255,000)	250,000	250,000
JP Morgan Securities LLC, (4.05%, dated 10/29/25, due 11/4/25; proceeds $200,135; fully collateralized by a U.S. Government obligation, 0.75% due 7/15/28; valued at $204,115)	200,000	200,000
JP Morgan Securities LLC, (4.36% (e), dated 7/3/25, due 11/7/25; proceeds $2,284,600; fully collateralized by a U.S. Government obligation, 1.63% due 10/15/29; valued at $2,303,854)	2,250,000	2,250,000
JP Morgan Securities LLC, (4.43% (e), dated 6/1/22, due 1/30/26; proceeds $582,386; fully collateralized by various U.S. Government agency securities, 0.00% - 6.00% due 7/25/30 - 7/16/65; valued at $527,095)	500,000	500,000
JP Morgan Securities LLC, (4.50% (e), dated 5/23/22, due 1/30/26; proceeds $584,325; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 2/25/27 - 8/20/65; valued at $527,095)	500,000	500,000
JP Morgan Securities LLC, (4.43% (e), dated 4/28/22, due 1/30/26; proceeds $350,687; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 3/25/31 - 5/16/67; valued at $316,257)	300,000	300,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (4.39% (e), dated 6/11/25, due 11/7/25; proceeds $509,083; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 8/25/29 - 5/16/67; valued at $527,040)	$500,000	$500,000
JP Morgan Securities LLC, (4.43% (e), dated 8/17/21, due 1/30/26; proceeds $1,350,238; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 9/25/26 - 4/16/67; valued at $1,185,964)	1,125,000	1,125,000
JP Morgan Securities LLC, (4.23% (e), dated 10/7/25, due 11/7/25; proceeds $4,265,473; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 7/20/27 - 12/15/66; valued at $4,390,644)	4,250,000	4,250,000
JP Morgan Securities LLC, (4.14%, dated 10/31/25, due 11/4/25; proceeds $1,581,727; fully collateralized by various U.S. Government obligations, 0.00% - 0.88% due 2/15/27 - 11/15/30; valued at $1,613,176)	1,581,000	1,581,000
JP Morgan Securities, Inc. - Fixed Income Clearing Corp., (4.15%, dated 10/31/25, due 11/3/25; proceeds $2,350,813; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 9/20/29 - 9/15/66; valued at $2,421,337)	2,350,000	2,350,000
JP Morgan Securities, Inc. - Fixed Income Clearing Corp., (4.14%, dated 10/31/25, due 11/3/25; proceeds $1,127,389; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 12/11/25 - 6/30/30; valued at $1,149,937)	1,127,000	1,127,000
MUFG Securities Americas, Inc., (4.11%, dated 10/31/25, due 11/3/25; proceeds $300,103; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 3/1/26 - 10/25/55; valued at $312,788)	300,000	300,000
MUFG Securities Canada Ltd., (4.15%, dated 10/31/25, due 11/3/25; proceeds $1,200,415; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 8/26/26 - 6/1/64, U.S. Government obligations, 2.25% - 4.38% due 5/15/29 - 5/15/49; valued at $1,235,754)	1,200,000	1,200,000
MUFG Securities Canada Ltd., (4.14%, dated 10/31/25, due 11/3/25; proceeds $500,173; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 1/15/26 - 5/15/51; valued at $510,176)	500,000	500,000
	Face Amount (000)	Value (000)
Natixis SA, (Interest in $1,900,000 joint repurchase agreement, 4.18%, dated 10/31/25 under which Natixis SA, will repurchase the securities provided as collateral for $1,900,662 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 4/1/56; valued at $1,942,325)	$1,900,000	$1,900,000
Natixis SA, (4.09% (e), dated 12/8/21, due 11/7/25; proceeds $87,185; fully collateralized by various U.S. Government agency securities, 1.90% - 7.00% due 7/1/29 - 2/20/68, U.S. Government obligations, 0.00% - 4.88% due 4/16/26 - 2/15/54; valued at $76,665)	75,000	75,000
Natixis SA, (4.30%, dated 7/29/25, due 1/29/26; proceeds $204,396; fully collateralized by various U.S. Government agency securities, 2.00% - 7.00% due 2/1/29 - 10/1/55, U.S. Government obligations, 2.25% - 4.50% due 7/31/29 - 11/15/48; valued at $205,790)	200,000	200,000
Natixis SA, (3.79%, dated 10/24/25, due 4/22/26; proceeds $101,895; fully collateralized by various U.S. Government agency securities, 2.30% - 7.00% due 2/1/29 - 10/1/55, U.S. Government obligations, 0.63% - 4.63% due 6/30/26 - 8/15/46; valued at $102,002)	100,000	100,000
Natixis SA, (4.17%, dated 10/31/25, due 11/3/25; proceeds $500,174; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 11/15/25 - 5/15/50; valued at $510,000)	500,000	500,000
NatWest Markets Securities, Inc., (4.00%, dated 10/30/25, due 11/6/25; proceeds $1,200,933; fully collateralized by various U.S. Government agency securities, 1.02% - 6.50% due 11/25/25 - 6/1/62; valued at $1,236,384)	1,200,000	1,200,000
NatWest Markets Securities, Inc., (4.17%, dated 10/31/25, due 11/3/25; proceeds $850,295; fully collateralized by various U.S. Government agency securities, 4.50% - 6.00% due 9/1/48 - 8/1/55; valued at $875,804)	850,000	850,000
NatWest Markets Securities, Inc., (3.99%, dated 10/30/25, due 11/6/25; proceeds $350,272; fully collateralized by various U.S. Government obligations, 0.50% - 4.50% due 8/31/26 - 8/15/33; valued at $357,277)	350,000	350,000
Nomura Securities International, Inc., (4.16%, dated 10/31/25, due 11/3/25; proceeds $500,173; fully collateralized by various U.S. Government agency securities, 0.00% - 4.95% due 1/29/26 - 9/26/33, U.S. Government obligations, 0.00% - 4.38% due 11/15/25 - 2/15/50; valued at $510,044)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Northern Trust Co. - Fixed Income Clearing Corp., (4.10%, dated 10/31/25, due 11/3/25; proceeds $1,200,410; fully collateralized by various U.S. Government obligations, 3.88% - 4.13% due 12/1/31; valued at $1,224,000)	$1,200,000	$1,200,000
Northern Trust Co. - Fixed Income Clearing Corp., (4.12%, dated 10/31/25, due 11/3/25; proceeds $1,000,343; fully collateralized by various U.S. Government obligations, 4.00% - 4.13% due 10/31/29; valued at $1,020,000)	1,000,000	1,000,000
Northwestern Mutual Life Insurance Co., (4.18%, dated 10/31/25, due 11/3/25; proceeds $600,209; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 12/1/39 - 8/1/54; valued at $618,000)	600,000	600,000
Prudential Legacy Insurance Co. of New Jersey, (4.18%, dated 10/31/25, due 11/3/25; proceeds $321,587; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 2/15/39 - 5/15/54; valued at $327,905)	321,475	321,475
Royal Bank of Canada, (3.70% (e), dated 10/20/25, due 5/1/26; proceeds $509,918; fully collateralized by a U.S. Government obligation, 3.88% due 3/31/27; valued at $510,000)	500,000	500,000
Royal Bank of Canada, (3.84% (e), dated 9/30/25, due 4/1/26; proceeds $2,039,040; fully collateralized by various U.S. Government agency securities, 1.27% - 7.50% due 9/1/26 - 9/1/63, U.S. Government obligations, 0.00% - 4.00% due 11/15/26 - 8/15/48; valued at $2,059,953)	2,000,000	2,000,000
Royal Bank of Canada, (4.20% (e), dated 7/9/25, due 2/2/26; proceeds $512,133; fully collateralized by various U.S. Government agency securities, 1.90% - 6.00% due 1/1/30 - 9/1/63; valued at $515,000)	500,000	500,000
Royal Bank of Canada, (4.09% (e), dated 9/2/25, due 1/20/26; proceeds $2,031,811; fully collateralized by various U.S. Government agency securities, 2.00% - 7.50% due 8/1/38 - 10/1/55, U.S. Government obligations, 0.00% - 4.63% due 11/6/25 - 2/15/55; valued at $2,040,021)	2,000,000	2,000,000
Royal Bank of Canada, (4.25% (e), dated 8/12/25, due 11/10/25; proceeds $202,125; fully collateralized by various U.S. Government obligations, 0.00% - 4.00% due 11/6/25 - 5/15/52; valued at $204,000)	200,000	200,000
Royal Bank of Canada, (3.85% (e), dated 9/24/25, due 3/31/26; proceeds $1,020,106; fully collateralized by various U.S. Government obligations, 1.88% - 3.88% due 2/28/27 - 6/15/28; valued at $1,020,000)	1,000,000	1,000,000
	Face Amount (000)	Value (000)
Royal Bank of Canada, (4.27% (e), dated 5/13/25, due 11/10/25; proceeds $510,734; fully collateralized by various U.S. Government obligations, 2.00% - 4.00% due 1/15/26 - 12/15/27, U.S. Government agency security, 6.00% due 10/1/54; valued at $511,255)	$500,000	$500,000
Santander U.S. Capital Markets LLC, (4.11%, dated 10/31/25, due 11/3/25; proceeds $500,171; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 12/11/25 - 3/20/71, U.S. Government obligations, 0.00% due 11/4/25 - 7/9/26; valued at $522,198)	500,000	500,000
Santander U.S. Capital Markets LLC, (4.11%, dated 10/31/25, due 11/3/25; proceeds $200,069; fully collateralized by various U.S. Government agency securities, 0.00% - 6.63% due 10/15/32 - 11/16/67, U.S. Government obligations, 0.00% due 6/11/26 - 10/29/26; valued at $208,387)	200,000	200,000
Teacher Retirement System of Texas, (4.25%, dated 11/3/25, due 11/4/25; proceeds $1,001,075) (a)	1,000,957	1,000,957
Teacher Retirement System of Texas, (4.06%, dated 10/31/25, due 11/3/25; proceeds $1,001,010; fully collateralized by various U.S. Government obligations, 1.38% - 4.75% due 11/15/40 - 11/15/53; valued at $1,020,684)	1,000,671	1,000,671
Wells Fargo Bank NA, (4.01%, dated 10/30/25, due 11/6/25; proceeds $1,000,780; fully collateralized by a U.S. Government agency security, 4.00% due 5/20/52; valued at $1,030,000)	1,000,000	1,000,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.00%, dated 10/30/25, due 11/6/25; proceeds $400,311; fully collateralized by a U.S. Government obligation, 4.25% due 6/30/29; valued at $408,000)	400,000	400,000
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.15%, dated 10/31/25, due 11/3/25; proceeds $1,000,346; fully collateralized by various U.S. Government obligations, 2.00% - 4.25% due 11/15/26 - 2/28/31; valued at $1,020,000)	1,000,000	1,000,000
Wells Fargo Securities LLC, (Interest in $3,400,000 joint repurchase agreement, 4.16%, dated 10/31/25 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $3,401,179 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/55; valued at $3,488,645)	2,687,000	2,687,000
Total Repurchase Agreements (Cost $80,903,103)		80,903,103

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Agency Securities (13.4%)
Federal Farm Credit Bank,
Fed Funds Rate + 0.12%, 3.99%, 6/23/27 (b)	$97,000	$97,000
Fed Funds Rate + 0.18%, 4.05%, 9/23/27 (b)	96,000	96,000
SOFR + 0.12%, 4.16%, 7/30/27 - 8/27/27 (b)	362,000	362,000
Federal Reserve Bank Prime Loan Rate - 3.08%, 4.17%, 12/18/26 (b)	147,000	147,000
SOFR + 0.13%, 4.17%, 9/2/27 - 10/22/27 (b)	858,000	858,000
SOFR + 0.14%, 4.18%, 9/9/26 - 11/4/26 (b)	710,000	710,000
SOFR + 0.15%, 4.19%, 11/27/26 - 10/14/27 (b)	1,226,000	1,226,000
Federal Reserve Bank Prime Loan Rate - 3.06%, 4.19%, 3/23/27 (b)	193,000	193,000
SOFR + 0.16%, 4.20%, 11/14/25 (b)	192,000	192,000
Federal Reserve Bank Prime Loan Rate - 2.99%, 4.26%, 10/2/26 (b)	48,000	48,000
Federal Home Loan Bank,
3.77%, 4/14/26 (c)	248,000	243,882
3.78%, 4/2/26 (c)	238,000	234,331
3.79%, 3/18/26 (c)	478,000	471,332
3.80%, 3/20/26 (c)	478,000	471,220
3.81%, 4/1/26 (c)	482,000	474,549
3.83%, 2/23/26 (c)	240,000	237,185
3.84%, 3/11/26 (c)	254,000	250,600
3.87%, 1/26/26 (c)	96,000	95,144
3.88%, 1/30/26 (c)	432,000	427,965
3.90%, 1/9/26 (c)	191,000	189,631
3.91%, 12/30/25 (c)	963,000	957,092
3.93%, 12/19/25 - 8/19/26 (c)	225,000	222,687
3.95%, 4/16/26 (c)	382,000	375,300
3.97%, 3/4/26 (c)	564,000	556,620
3.98%, 3/3/26 (c)	241,000	237,867
4.01%, 2/25/26 (c)	241,000	237,999
4.02%, 2/3/26 - 3/6/26 (c)	1,208,000	1,193,648
SOFR - 0.01%, 4.03%, 2/17/26 (b)	482,000	482,000
4.04%, 2/18/26 (c)	408,000	403,205
SOFR, 4.04%, 4/16/26 - 4/22/26 (b)	1,926,000	1,926,000
4.05%, 2/9/26 (c)	480,000	474,812
4.06%, 1/23/26 (c)	239,000	236,852
4.07%, 1/22/26 (c)	241,000	238,858
4.11%, 1/2/26 (c)	588,000	584,016
SOFR + 0.11%, 4.15%, 7/15/27 (b)	198,000	197,964
4.17%, 12/26/25 (c)	895,000	889,662
4.18%, 11/14/25 - 11/21/25 (c)	394,000	393,207
4.21%, 11/12/25 (c)	41,000	40,958
SOFR + 0.17%, 4.21%, 9/24/27 (b)	240,000	240,000
4.22%, 11/10/25 (c)	96,000	95,923
SOFR + 0.18%, 4.22%, 11/25/26 - 9/21/27 (b)	1,356,000	1,356,000
4.23%, 11/6/25 (c)	998,000	997,654
SOFR + 0.19%, 4.23%, 12/18/26 (b)	488,000	488,000
	Face Amount (000)	Value (000)
Federal Home Loan Mortgage Corp.,
SOFR + 0.08%, 4.12%, 1/8/27 (b)	$114,000	$114,000
SOFR + 0.13%, 4.17%, 8/25/27 (b)	561,000	561,000
SOFR + 0.14%, 4.18%, 10/23/26 - 10/6/27 (b)	2,735,000	2,735,000
Total U.S. Agency Securities (Cost $23,261,163)		23,261,163
U.S. Treasury Securities (34.6%)
U.S. Treasury Bill,
3.61%, 10/29/26 (d)	448,000	432,439
3.76%, 4/30/26 (d)	1,119,000	1,098,837
3.82%, 4/9/26 - 9/3/26 (d)	928,000	908,578
3.84%, 3/26/26 - 4/2/26 (d)	3,379,000	3,327,592
3.85%, 3/19/26 (d)	509,400	501,916
3.89%, 2/3/26 (d)	560,000	554,569
3.90%, 4/16/26 (d)	1,922,000	1,889,394
3.91%, 1/29/26 - 2/17/26 (d)	3,848,000	3,811,137
3.93%, 8/6/26 (d)	594,000	576,859
3.97%, 12/30/25 (d)	373,000	370,629
4.01%, 1/22/26 - 3/5/26 (d)	1,983,000	1,958,874
4.02%, 12/11/25 (d)	1,135,000	1,130,029
4.04%, 11/25/25 (d)	1,036,000	1,033,321
4.06%, 12/16/25 - 1/2/26 (d)	3,518,000	3,496,437
4.07%, 1/29/26 - 2/26/26 (d)	1,732,000	1,713,107
4.08%, 11/20/25 (d)	731,000	729,577
4.09%, 1/8/26 - 2/19/26 (d)	929,000	919,659
4.10%, 12/4/25 - 7/9/26 (d)	1,857,000	1,840,632
4.11%, 12/26/25 - 5/14/26 (d)	2,410,000	2,386,543
4.12%, 11/28/25 - 6/11/26 (d)	4,535,011	4,506,113
4.13%, 12/30/25 (d)	401,000	398,448
4.14%, 11/12/25 (d)	1,077,000	1,075,862
4.16%, 12/23/25 (d)	1,122,000	1,115,689
4.17%, 2/19/26 (d)	157,000	155,090
4.22%, 12/9/25 (d)	1,109,000	1,104,448
4.25%, 11/13/25 (d)	368,000	367,576
4.29%, 1/8/26 (d)	523,000	519,021
U.S. Treasury Notes,
0.38%, 12/31/25 - 1/31/26	1,144,000	1,134,668
0.63%, 7/31/26	296,000	288,667
0.75%, 3/31/26	310,000	305,811
1.13%, 10/31/26	298,000	290,567
1.50%, 8/15/26	449,000	440,552
1.63%, 2/15/26 - 5/15/26	723,000	716,286
1.88%, 6/30/26	88,000	86,929
2.25%, 11/15/25	158,000	157,897
2.63%, 12/31/25	316,000	315,214
3.50%, 9/30/26	451,000	450,170
3.75%, 4/15/26 - 8/31/26	580,000	578,736
3 Month Treasury Money Market Yield + 0.10%, 3.86%, 1/31/27 (b)	1,146,000	1,146,049
3.88%, 1/15/26	559,000	558,551
3 Month Treasury Money Market Yield + 0.16%, 3.93%, 4/30/27 - 7/31/27 (b)	4,984,935	4,983,778

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
3 Month Treasury Money Market Yield + 0.18%, 3.95%, 7/31/26 (b)	$1,901,850	$1,900,905
3 Month Treasury Money Market Yield + 0.19%, 3.96%, 10/31/27 (b)	1,248,000	1,247,965
3 Month Treasury Money Market Yield + 0.21%, 3.97%, 10/31/26 (b)	2,519,000	2,519,607
4.00%, 12/15/25	77,000	76,967
4.13%, 6/15/26	300,000	299,988
4.25%, 12/31/25 - 11/30/26	909,000	909,998
4.50%, 11/15/25 - 7/15/26	716,000	717,888
4.63%, 2/28/26 - 11/15/26	1,887,000	1,895,286
4.88%, 11/30/25 - 5/31/26	1,065,000	1,067,835
Total U.S. Treasury Securities (Cost $60,012,690)		60,012,690
Total Investments (94.7%) (Cost $164,176,956) (f)(g)		164,176,956
Other Assets in Excess of Liabilities (5.3%)		9,115,658
Net Assets (100.0%)		$173,292,614

(a)  All or a portion of the security is subject to delayed delivery.

(b)  Floating or variable rate securities: The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)  Rate shown is the yield to maturity at October 31, 2025.

(e)  Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	49.3%
U.S. Treasury Securities	36.5
U.S. Agency Securities	14.2
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreement (3.5%)
Federal Reserve Bank of New York, (3.75%, dated 10/31/25, due 11/3/25; proceeds $200,063; fully collateralized by a U.S. Government obligation, 1.63% due 5/15/31; valued at $200,063) (Cost $200,000)	$200,000	$200,000
U.S. Agency Securities (10.0%)
Federal Farm Credit Bank,
Fed Funds Rate + 0.12%, 3.99%, 6/23/27 (a)	3,000	3,000
Fed Funds Rate + 0.18%, 4.05%, 9/23/27 (a)	3,000	3,000
SOFR + 0.12%, 4.16%, 7/30/27 - 8/27/27 (a)	11,000	11,000
Federal Reserve Bank Prime Loan Rate - 3.08%, 4.17%, 12/18/26 (a)	2,000	2,000
SOFR + 0.13%, 4.17%, 9/22/27 - 10/22/27 (a)	15,000	15,000
SOFR + 0.14%, 4.18%, 9/9/26 - 11/4/26 (a)	19,000	19,000
SOFR + 0.15%, 4.19%, 12/4/26 - 10/1/27 (a)	19,000	19,000
Federal Reserve Bank Prime Loan Rate - 3.06%, 4.19%, 3/23/27 (a)	6,000	6,000
SOFR + 0.16%, 4.20%, 11/14/25 (a)	7,000	7,000
Federal Reserve Bank Prime Loan Rate - 2.99%, 4.26%, 10/2/26 (a)	2,000	2,000
Federal Home Loan Bank,
3.78%, 4/2/26 (b)	10,000	9,846
3.79%, 3/18/26 (b)	19,000	18,735
3.80%, 3/20/26 (b)	19,000	18,731
3.81%, 4/1/26 (b)	15,000	14,768
3.83%, 2/23/26 (b)	8,000	7,906
3.84%, 3/11/26 (b)	8,000	7,893
3.87%, 1/26/26 (b)	3,000	2,973
3.88%, 1/30/26 (b)	15,000	14,860
3.90%, 1/9/26 (b)	8,000	7,943
3.91%, 12/30/25 (b)	30,000	29,816
3.93%, 12/19/25 - 8/19/26 (b)	10,000	9,899
3.95%, 4/16/26 (b)	14,000	13,754
3.97%, 3/4/26 (b)	17,000	16,777
3.98%, 3/3/26 (b)	7,000	6,909
4.01%, 2/25/26 (b)	7,000	6,913
4.02%, 2/3/26 - 3/6/26 (b)	66,000	65,214
SOFR - 0.01%, 4.03%, 2/17/26 (a)	15,000	15,000
4.04%, 2/18/26 (b)	14,000	13,836
SOFR, 4.04%, 4/16/26 - 4/22/26 (a)	60,000	60,000
4.05%, 2/9/26 (b)	17,000	16,816
4.06%, 1/23/26 (b)	9,000	8,919
4.07%, 1/22/26 (b)	7,000	6,938
4.11%, 1/2/26 (b)	9,000	8,941
SOFR + 0.11%, 4.15%, 7/15/27 (a)	1,000	1,000
4.17%, 12/26/25 (b)	11,000	10,934
4.18%, 11/14/25 - 11/21/25 (b)	13,000	12,974
4.21%, 11/12/25 (b)	1,000	999
SOFR + 0.17%, 4.21%, 9/24/27 (a)	8,000	8,000
4.22%, 11/10/25 (b)	3,000	2,998
SOFR + 0.18%, 4.22%, 12/9/26 - 9/21/27 (a)	24,000	24,000
4.23%, 11/6/25 (b)	27,000	26,990
SOFR + 0.19%, 4.23%, 12/18/26 (a)	10,000	10,000
Total U.S. Agency Securities (Cost $568,282)		568,282
	Face Amount (000)	Value (000)
U.S. Treasury Securities (94.1%)
U.S. Treasury Bill,
3.61%, 10/29/26 (c)	$14,000	$13,514
3.76%, 4/30/26 (c)	36,000	35,352
3.82%, 4/9/26 - 9/3/26 (c)	32,000	31,351
3.84%, 3/26/26 - 4/2/26 (c)	116,000	114,237
3.85%, 3/19/26 (c)	16,800	16,553
3.89%, 2/3/26 (c)	19,000	18,816
3.90%, 4/16/26 (c)	61,000	59,963
3.91%, 1/29/26 - 2/17/26 (c)	121,000	119,842
3.93%, 8/6/26 (c)	13,000	12,625
3.97%, 12/30/25 (c)	11,000	10,930
3.98%, 12/2/25 (c)(d)	1,000,000	996,959
4.01%, 1/22/26 - 3/5/26 (c)	58,000	57,293
4.02%, 12/11/25 (c)	33,000	32,856
4.04%, 11/25/25 (c)	531,000	529,715
4.06%, 12/16/25 - 1/2/26 (c)	111,000	110,318
4.07%, 1/29/26 - 2/26/26 (c)	53,000	52,419
4.08%, 11/20/25 (c)	23,000	22,954
4.09%, 1/8/26 - 2/19/26 (c)	30,000	29,701
4.10%, 11/18/25 - 7/9/26 (c)	301,000	300,068
4.11%, 12/26/25 - 5/14/26 (c)	75,000	74,290
4.12%, 11/28/25 - 6/11/26 (c)	233,857	232,714
4.13%, 11/4/25 - 12/30/25 (c)	61,000	60,931
4.14%, 11/12/25 (c)	139,000	138,859
4.15%, 11/13/25 (c)	301,000	300,679
4.16%, 12/23/25 (c)	36,000	35,797
4.17%, 2/19/26 (c)	5,000	4,939
4.20%, 11/4/25 (c)	1,264,000	1,263,858
4.22%, 12/9/25 (c)	33,000	32,865
4.29%, 1/8/26 (c)	14,000	13,893
U.S. Treasury Notes,
0.38%, 12/31/25 - 1/31/26	17,000	16,873
0.63%, 7/31/26	10,000	9,752
0.75%, 3/31/26	8,000	7,892
1.13%, 10/31/26	10,000	9,751
1.50%, 8/15/26	14,000	13,735
1.63%, 2/15/26 - 5/15/26	20,000	19,809
1.88%, 6/30/26	3,000	2,964
2.25%, 11/15/25	5,000	4,997
2.63%, 12/31/25	10,000	9,975
3.50%, 9/30/26	14,000	13,974
3.75%, 4/15/26 - 8/31/26	18,000	17,959
3 Month Treasury Money Market Yield + 0.10%, 3.86%, 1/31/27 (a)	18,000	18,000
3.88%, 1/15/26	16,000	15,987
3 Month Treasury Money Market Yield + 0.16%, 3.93%, 4/30/27 - 7/31/27 (a)	114,000	113,994
3 Month Treasury Money Market Yield + 0.18%, 3.95%, 7/31/26 (a)	70,000	69,965
3 Month Treasury Money Market Yield + 0.19%, 3.96%, 10/31/27 (a)	39,000	38,999
3 Month Treasury Money Market Yield + 0.21%, 3.97%, 10/31/26 (a)	60,000	60,012
4.00%, 12/15/25	3,000	2,999
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
4.13%, 6/15/26	$10,000	$10,000
4.25%, 12/31/25 - 11/30/26	26,000	26,033
4.50%, 11/15/25 - 7/15/26	25,000	25,069
4.63%, 2/28/26 - 11/15/26	58,800	59,095
4.88%, 11/30/25 - 5/31/26	31,000	31,087
Total U.S. Treasury Securities (Cost $5,323,212)		5,323,212
Total Investments (107.6%) (Cost $6,091,494) (e)(f)		6,091,494
Liabilities in Excess of Other Assets (-7.6%)		(432,560)
Net Assets (100.0%)		$5,658,934

(a)  Floating or variable rate securities: The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(c)  Rate shown is the yield to maturity at October 31, 2025.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	87.4%
U.S. Agency Securities	9.3
Other*	3.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (53.1%)
Bank of America Securities, Inc., (4.19% (a), dated 7/16/25, due 1/16/26; proceeds $255,354; fully collateralized by various U.S. Government obligations, 0.00% - 2.13% due 4/15/28 - 11/15/47; valued at $255,000)	$250,000	$250,000
Bank of America Securities, Inc., (4.30% (a), dated 10/24/25, due 4/24/26; proceeds $51,087; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 2/15/26 - 8/15/50; valued at $51,000)	50,000	50,000
Bank of America Securities, Inc., (4.40% (a), dated 7/30/25, due 7/29/26; proceeds $104,447; fully collateralized by various U.S. Government obligations, 0.50% - 4.50% due 5/15/27 - 11/15/32; valued at $102,000)	100,000	100,000
Bank of America Securities, Inc., (4.30% (a), dated 10/20/25, due 10/20/26; proceeds $52,180; fully collateralized by various U.S. Government obligations, 0.63% - 1.63% due 1/15/26 - 2/15/26; valued at $51,000)	50,000	50,000
Bank of New York - Fixed Income Clearing Corp., (4.13%, dated 10/31/25, due 11/3/25; proceeds $3,801,308; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 10/29/26 - 2/15/33; valued at $3,876,000)	3,800,000	3,800,000
Barclays Bank PLC, (4.34% (a), dated 7/9/25, due 1/2/26; proceeds $102,136; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 11/20/25 - 11/15/54; valued at $102,392)	100,000	100,000
Barclays Bank PLC, (4.34% (a), dated 7/3/25, due 1/2/26; proceeds $102,208; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 11/28/25 - 8/15/51; valued at $102,392)	100,000	100,000
Barclays Bank PLC, (4.34% (a), dated 7/1/25, due 1/2/26; proceeds $102,232; fully collateralized by various U.S. Government obligations, 0.00% - 6.38% due 11/13/25 - 8/15/52; valued at $102,392)	100,000	100,000
Barclays Bank PLC, (4.34% (a), dated 6/24/25, due 11/6/25; proceeds $203,258; fully collateralized by various U.S. Government obligations, 0.00% - 6.38% due 11/28/25 - 2/15/33; valued at $204,784)	200,000	200,000
BNP Paribas SA, (Interest in $900,000 joint repurchase agreement, 4.14%, dated 10/31/25 under which BNP Paribas SA, will repurchase the securities provided as collateral for $900,311 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 2/15/55; valued at $918,000)	900,000	900,000
	Face Amount (000)	Value (000)
BNP Paribas SA, (4.04% (a), dated 8/12/25, due 2/12/26; proceeds $76,549; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 1/15/26 - 11/15/41; valued at $76,500)	$75,000	$75,000
BNP Paribas SA, (4.48% (a), dated 2/13/25, due 2/13/26; proceeds $313,624; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 12/18/25 - 11/15/53; valued at $306,000)	300,000	300,000
BNP Paribas SA, (4.42% (a), dated 6/26/25, due 6/25/26; proceeds $208,944; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 4/30/26 - 11/15/52; valued at $204,000)	200,000	200,000
BNP Paribas SA, (4.47% (a), dated 2/28/25, due 2/27/26; proceeds $78,392; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 3/15/27 - 2/15/53; valued at $76,500)	75,000	75,000
BNP Paribas SA, (4.06% (a), dated 8/20/25, due 2/19/26; proceeds $153,096; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 1/15/26 - 11/15/55; valued at $153,000)	150,000	150,000
BNP Paribas SA, (4.48% (a), dated 2/5/25, due 2/5/26; proceeds $156,816; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 1/15/26 - 2/15/53; valued at $153,000)	150,000	150,000
BNP Paribas SA, (4.48% (a), dated 2/10/25, due 2/10/26; proceeds $261,358; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 1/31/26 - 5/15/54; valued at $255,000)	250,000	250,000
BNP Paribas SA, (4.45% (a), dated 4/23/25, due 4/23/26; proceeds $156,769; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 11/4/25 - 2/15/55; valued at $153,000)	150,000	150,000
BNP Paribas SA, (4.48% (a), dated 2/21/25, due 2/20/26; proceeds $104,526; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 2/28/26 - 2/15/53; valued at $102,000)	100,000	100,000
BNP Paribas SA, (4.21% (a), dated 7/24/25, due 1/26/26; proceeds $510,876; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 10/15/26 - 11/15/53; valued at $510,000)	500,000	500,000
BNP Paribas SA, (4.44% (a), dated 5/13/25, due 5/13/26; proceeds $52,252; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 4/30/26 - 2/15/44; valued at $51,000)	50,000	50,000
BNP Paribas SA, (4.46% (a), dated 3/18/25, due 3/18/26; proceeds $156,778; fully collateralized by various U.S. Government obligations, 0.00% - 5.50% due 11/4/25 - 5/15/54; valued at $153,000)	150,000	150,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BNP Paribas SA, (3.74% (a), dated 10/23/25, due 4/23/26; proceeds $101,891; fully collateralized by various U.S. Government obligations, 0.00% - 5.50% due 8/15/26 - 8/15/55; valued at $102,000)	$100,000	$100,000
Citigroup Global Markets, Inc., (4.35%, dated 6/9/25, due 12/9/25; proceeds $102,211; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 1/29/26 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.29%, dated 7/8/25, due 1/8/26; proceeds $102,193; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 1/29/26 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.28%, dated 7/25/25, due 1/26/26; proceeds $102,199; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 1/29/26 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.32%, dated 8/1/25, due 2/2/26; proceeds $102,220; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 1/29/26 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.15%, dated 8/12/25, due 2/11/26; proceeds $102,110; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 1/29/26 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.08%, dated 8/14/25, due 2/17/26; proceeds $102,119; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 1/29/26 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.14%, dated 8/19/25, due 2/18/26; proceeds $102,105; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 1/29/26 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (3.85%, dated 10/9/25, due 4/9/26; proceeds $101,946; fully collateralized by various U.S. Government obligations, 0.00% - 1.75% due 1/29/26 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.05%, dated 10/31/25, due 11/3/25; proceeds $500,169; fully collateralized by various U.S. Government obligations, 0.00% due 1/15/26 - 3/26/26; valued at $510,000)	500,000	500,000
Citigroup Global Markets, Inc., (4.00%, dated 10/30/25, due 11/6/25; proceeds $500,389; fully collateralized by various U.S. Government obligations, 0.63% - 4.75% due 11/15/42 - 11/15/43; valued at $510,000)	500,000	500,000
	Face Amount (000)	Value (000)
Citigroup Global Markets, Inc., (4.27%, dated 5/6/25, due 11/5/25; proceeds $102,171; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 6/30/27 - 8/15/41; valued at $102,000)	$100,000	$100,000
Citigroup Global Markets, Inc., (4.33%, dated 5/13/25, due 11/12/25; proceeds $102,201; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 6/30/27 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.35%, dated 5/21/25, due 11/21/25; proceeds $51,112; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 6/30/27 - 8/15/41; valued at $51,000)	50,000	50,000
Citigroup Global Markets, Inc., (4.34%, dated 5/22/25, due 11/18/25; proceeds $102,170; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 6/30/27 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.35%, dated 5/29/25, due 11/28/25; proceeds $102,211; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 6/30/27 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.35%, dated 7/31/25, due 11/3/25; proceeds $101,148; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 6/30/27 - 8/15/41; valued at $102,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.40% (a), dated 10/10/25, due 4/10/26; proceeds $204,449; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 6/30/27 - 8/15/41; valued at $204,000)	200,000	200,000
Citigroup Global Markets, Inc., (4.23% (a), dated 10/17/25, due 4/17/26; proceeds $510,680; fully collateralized by various U.S. Government obligations, 1.75% - 4.38% due 6/30/27 - 8/15/41; valued at $510,000)	500,000	500,000
Credit Agricole Corporate and Investment Bank, (Interest in $300,000 joint repurchase agreement, 4.15%, dated 10/31/25 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $300,104 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/32; valued at $306,000)	300,000	300,000
Credit Agricole Securities (USA), Inc. - Fixed Income Clearing Corp., (4.15%, dated 10/31/25, due 11/3/25; proceeds $200,069; fully collateralized by a U.S. Government obligation, 3.13% due 11/15/41; valued at $204,000)	200,000	200,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Deutsche Bank Securities, Inc., (4.15%, dated 10/31/25, due 11/3/25; proceeds $500,173; fully collateralized by various U.S. Government obligations, 0.00% - 3.88% due 10/29/26 - 8/15/55; valued at $510,000)	$500,000	$500,000
Deutsche Bank Securities, Inc., (3.95%, dated 10/31/25, due 11/3/25; proceeds $250,082; fully collateralized by various U.S. Government obligations, 2.75% - 4.25% due 5/15/42 - 2/15/54; valued at $255,000)	250,000	250,000
JP Morgan Securities LLC, (4.05%, dated 10/29/25, due 11/4/25; proceeds $65,044; fully collateralized by various U.S. Government obligations, 0.00% - 4.00% due 5/15/29 - 10/31/29; valued at $66,337)	65,000	65,000
JP Morgan Securities LLC, (4.36% (a), dated 7/3/25, due 11/7/25; proceeds $1,776,911; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 1/31/30 - 1/15/31; valued at $1,791,886)	1,750,000	1,750,000
JP Morgan Securities LLC, (4.14%, dated 10/31/25, due 11/4/25; proceeds $293,135; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 10/31/27 - 11/15/46; valued at $298,963)	293,000	293,000
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 4.17%, dated 10/31/25 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,626 on 11/3/25. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/53; valued at $1,836,000)	1,800,000	1,800,000
Natixis SA, (3.78%, dated 10/24/25, due 4/22/26; proceeds $101,890; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 11/30/25 - 11/15/52; valued at $102,000)	100,000	100,000
Natixis SA, (4.28%, dated 7/29/25, due 1/29/26; proceeds $102,188; fully collateralized by various U.S. Government obligations, 0.38% - 4.88% due 11/30/25 - 2/15/49; valued at $102,000)	100,000	100,000
Northern Trust Co. - Fixed Income Clearing Corp., (4.10%, dated 10/31/25, due 11/3/25; proceeds $800,273; fully collateralized by various U.S. Government obligations, 3.88% due 8/31/32; valued at $816,000)	800,000	800,000
Teacher Retirement System of Texas, (4.25%, dated 11/3/25, due 11/4/25; proceeds $500,415) (b)	500,356	500,356
Teacher Retirement System of Texas, (4.06%, dated 10/31/25, due 11/3/25; proceeds $500,838; fully collateralized by various U.S. Government obligations, 1.75% - 2.25% due 8/15/41 - 8/15/49; valued at $510,682)	500,668	500,668
	Face Amount (000)	Value (000)
Wells Fargo Clearing Services LLC - Fixed Income Clearing Corp., (4.00%, dated 10/30/25, due 11/6/25; proceeds $100,078; fully collateralized by a U.S. Government obligation, 3.88% due 7/31/30; valued at $102,000)	$100,000	$100,000
Total Repurchase Agreements (Cost $18,209,024)		18,209,024
U.S. Treasury Securities (44.4%)
U.S. Treasury Bill,
3.61%, 10/29/26 (c)	85,000	82,047
3.76%, 4/30/26 (c)	216,000	212,109
3.82%, 4/9/26 - 9/3/26 (c)	173,000	169,398
3.84%, 3/26/26 - 4/2/26 (c)	1,034,000	1,018,163
3.85%, 3/19/26 (c)	240,000	236,442
3.89%, 2/3/26 (c)	105,000	103,981
3.90%, 4/16/26 (c)	500,000	491,446
3.91%, 1/29/26 - 2/17/26 (c)	851,000	842,682
3.93%, 8/6/26 (c)	170,000	165,096
3.97%, 12/30/25 (c)	69,000	68,561
4.01%, 1/22/26 - 3/5/26 (c)	375,000	370,457
4.02%, 12/11/25 (c)	259,000	257,871
4.04%, 11/25/25 (c)	205,000	204,470
4.06%, 12/16/25 - 1/2/26 (c)	859,000	853,697
4.07%, 1/29/26 - 2/26/26 (c)	356,000	352,099
4.08%, 11/20/25 (c)	141,000	140,726
4.09%, 1/8/26 - 2/19/26 (c)	199,000	197,005
4.10%, 12/4/25 - 7/9/26 (c)	378,000	374,704
4.11%, 12/26/25 - 5/14/26 (c)	773,000	766,304
4.12%, 11/28/25 - 6/11/26 (c)	927,654	921,602
4.13%, 12/30/25 (c)	75,000	74,522
4.14%, 11/12/25 (c)	211,000	210,777
4.16%, 12/23/25 (c)	219,000	217,768
4.17%, 2/19/26 (c)	36,000	35,562
4.22%, 12/9/25 (c)	217,000	216,109
4.25%, 11/13/25 (c)	73,000	72,916
4.27%, 1/22/26 (c)	338,000	334,901
4.28%, 12/11/25 (c)	6,000	5,974
4.29%, 1/8/26 (c)	98,000	97,254
U.S. Treasury Notes,
0.38%, 12/31/25 - 1/31/26	212,000	210,275
0.63%, 7/31/26	59,000	57,538
0.75%, 3/31/26	56,000	55,243
1.13%, 10/31/26	57,000	55,578
1.50%, 8/15/26	88,000	86,340
1.63%, 2/15/26 - 5/15/26	143,000	141,650
1.88%, 6/30/26	17,000	16,793
2.25%, 11/15/25	28,000	27,982
2.63%, 12/31/25	56,000	55,861
3.50%, 9/30/26	83,000	82,847
3.75%, 4/15/26 - 8/31/26	124,000	123,734
3 Month Treasury Money Market Yield + 0.10%, 3.86%, 1/31/27 (d)	512,000	512,003
3.88%, 1/15/26	98,000	97,921
3 Month Treasury Money Market Yield + 0.15%, 3.92%, 4/30/26 (d)	57,000	56,999

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
3 Month Treasury Money Market Yield + 0.16%, 3.93%, 4/30/27 - 7/31/27 (d)	$1,474,462	$1,474,123
3 Month Treasury Money Market Yield + 0.18%, 3.95%, 7/31/26 (d)	657,000	656,733
3 Month Treasury Money Market Yield + 0.19%, 3.96%, 10/31/27 (d)	631,000	630,987
3 Month Treasury Money Market Yield + 0.21%, 3.97%, 10/31/26 (d)	885,000	885,317
4.00%, 12/15/25	15,000	14,994
4.13%, 6/15/26	55,000	54,998
4.25%, 12/31/25 - 11/30/26	161,000	161,187
4.50%, 11/15/25 - 7/15/26	137,000	137,352
4.63%, 2/28/26 - 11/15/26	344,800	346,354
4.88%, 11/30/25 - 5/31/26	212,000	212,587
Total U.S. Treasury Securities (Cost $15,250,039)		15,250,039
Total Investments (97.5%) (Cost $33,459,063) (e)(f)		33,459,063
Other Assets in Excess of Liabilities (2.5%)		843,290
Net Assets (100.0%)		$34,302,353

(a)  Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Rate shown is the yield to maturity at October 31, 2025.

(d)  Floating or variable rate securities: The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	54.4%
U.S. Treasury Securities	45.6
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (103.3%)
U.S. Treasury Bill,
3.61%, 10/29/26 (a)	$127,000	$122,601
3.76%, 4/30/26 (a)	500,000	490,996
3.78%, 4/23/26 (a)	250,000	245,654
3.82%, 4/9/26 - 9/3/26 (a)	447,000	438,361
3.83%, 2/24/26 (a)	250,000	247,069
3.84%, 3/26/26 - 4/2/26 (a)	1,200,000	1,181,788
3.85%, 3/19/26 (a)	563,000	554,768
3.86%, 3/12/26 (a)	334,000	329,533
3.88%, 2/10/26 (a)	359,000	355,271
3.89%, 2/3/26 (a)	500,000	495,158
3.90%, 4/16/26 (a)	667,000	655,578
3.91%, 1/27/26 - 2/17/26 (a)	1,302,000	1,289,608
3.92%, 1/20/26 (a)	300,000	297,520
3.93%, 8/6/26 (a)	284,000	275,796
3.95%, 1/13/26 (a)	500,000	496,203
3.97%, 12/30/25 (a)(b)	1,000,000	993,949
3.98%, 12/2/25 (a)(b)	1,500,000	1,495,438
4.01%, 1/22/26 - 3/5/26 (a)	550,000	544,336
4.02%, 12/11/25 (a)	1,483,000	1,476,846
4.04%, 11/25/25 - 12/9/25 (a)	3,100,000	3,090,946
4.06%, 12/16/25 - 2/26/26 (a)	4,768,000	4,740,138
4.07%, 12/2/25 - 1/15/26 (a)	2,306,000	2,294,328
4.08%, 11/20/25 (a)	1,874,000	1,870,456
4.09%, 11/18/25 - 2/19/26 (a)	5,780,000	5,766,988
4.10%, 12/4/25 - 7/9/26 (a)	2,807,000	2,791,080
4.11%, 12/26/25 - 5/14/26 (a)	1,324,000	1,312,105
4.12%, 11/28/25 - 6/11/26 (a)	5,984,123	5,961,945
4.13%, 12/30/25 (a)	500,000	496,818
4.14%, 11/12/25 (a)	2,874,000	2,871,079
4.15%, 11/13/25 (a)	1,471,000	1,469,342
4.20%, 11/4/25 (a)	2,521,000	2,520,712
4.23%, 11/6/25 (a)	343,000	342,884
4.30%, 12/18/25 (a)	83,000	82,569
U.S. Treasury Notes,
0.38%, 12/31/25 - 1/31/26	316,000	313,399
0.63%, 7/31/26	97,000	94,597
0.75%, 3/31/26	94,000	92,730
1.13%, 10/31/26	101,000	98,481
1.50%, 8/15/26	147,000	144,235
1.63%, 2/15/26 - 5/15/26	228,000	225,844
1.88%, 6/30/26	31,000	30,623
2.25%, 11/15/25	44,000	43,971
2.63%, 12/31/25	88,000	87,781
3.50%, 9/30/26	150,000	149,724
3.75%, 4/15/26 - 8/31/26	193,000	192,584
3 Month Treasury Money Market Yield + 0.10%, 3.86%, 1/31/27 (c)	860,000	860,005
3.88%, 1/15/26	137,000	136,889
3 Month Treasury Money Market Yield + 0.15%, 3.92%, 4/30/26 (c)	36,000	36,000
3 Month Treasury Money Market Yield + 0.16%, 3.93%, 4/30/27 - 7/31/27 (c)	2,416,539	2,415,942
	Face Amount (000)	Value (000)
3 Month Treasury Money Market Yield + 0.18%, 3.95%, 7/31/26 (c)	$1,314,000	$1,313,759
3 Month Treasury Money Market Yield + 0.19%, 3.96%, 10/31/27 (c)	1,133,000	1,132,977
3 Month Treasury Money Market Yield + 0.21%, 3.97%, 10/31/26 (c)	1,291,000	1,291,409
4.00%, 12/15/25	31,000	30,987
3 Month Treasury Money Market Yield + 0.25%, 4.01%, 1/31/26 (c)	465,000	465,081
4.13%, 6/15/26	97,000	96,996
4.25%, 12/31/25 - 11/30/26	263,000	263,341
4.50%, 11/15/25 - 7/15/26	237,000	237,629
4.63%, 2/28/26 - 11/15/26	597,200	599,952
4.88%, 11/30/25 - 5/31/26	354,000	354,984
Total U.S. Treasury Securities (Cost $58,307,783)		58,307,783
Total Investments (103.3%) (Cost $58,307,783) (d)(e)		58,307,783
Liabilities in Excess of Other Assets (–3.3%)		(1,882,985)
Net Assets (100.0%)		$56,424,798

(a)  Rate shown is the yield to maturity at October 31, 2025.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Floating or variable rate securities: The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a)^ (51.8%)
City of Colorado, CO, Utilities System Refunding Revenue Bonds Series 2009 C 3.32%, 11/1/28	$5,055	$5,055
City of Jacksonville, FL, Florida Pollution Control Revenue Refunding Bonds (Florida Power & Light Company Project) Series 1995 3.55%, 5/1/29	8,500	8,500
Colorado Springs, CO, Utilities System Improvement Revenue Bonds Series 2012 A 3.15%, 11/1/41	11,500	11,500
Columbus, OH, Sewer Revenue Bonds Series 2008 B 3.37%, 6/1/32	5,000	5,000
County of Clark, NV Airport System Subordinate Lien Revenue Bonds Series 2008D-2B (NV), Airport System Revenue 3.25%, 7/1/40	5,200	5,200
Escambia County, FL, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project) First Series 2009 2.75%, 4/1/39	5,000	5,000
Indiana Finance Authority Environmental Refunding Revenue Bonds, Series 2009A-3, Duke Energy Indiana, Inc. Project (IN), Series 2009 A-3 3.33%, 12/1/39	5,000	5,000
JPMorgan Chase Putters/Drivers Trust, AL, Various States Certificates 5065 3.25%, 7/1/31 (b)	5,000	5,000
JPMorgan Chase Putters/Drivers Trust, NC, Various States Certificates 5093 3.25%, 7/1/40 (b)	7,000	7,000
JPMorgan Chase Putters/Drivers Trust, PA, Various States Certificates 5077 3.25%, 11/13/29 (b)	9,000	9,000
JPMorgan Chase Putters/Drivers Trust, SC, Various States Certificates 5076 3.25%, 9/26/31 (b)	4,900	4,900
Long Island Power Authority, NY, Electric System General Revenue Bonds Series 2023 D 3.15%, 5/1/33	7,000	7,000
Massachusetts Water Resources Authority, MA, Multi-Modal Subordinated General Revenue Refunding Bonds Series 2025 E 3.20%, 8/1/31	7,030	7,030
Metropolitan Sewerage District of Buncombe County, NC, North Carolina Sewerage System Revenue Refunding Bonds Series 2008 A 3.17%, 7/1/31	6,040	6,040
Miami-Dade County Industrial Development Authority, FL, Revenue Refunding Bonds Series 2021 3.35%, 5/1/46	6,500	6,500
	Face Amount (000)	Value (000)
New York City Municipal Water Finance Authority, NY, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2013 Series AA Subseries AA-2 3.15%, 6/15/46	$6,995	$6,995
Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2007 Series CC 3.20%, 6/15/38	5,000	5,000
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series A (NY), Future Tax Fiscal 2013 Series A Subseries A-7 3.20%, 8/1/39	5,000	5,000
New York State Energy Research & Development Authority, NY, Facilities Revenue Bonds, Consolidated Edison Co. Series 2005 Subseries A-2 2.60%, 5/1/39	8,100	8,100
Consolidated Edison Company of New York, Inc. Project Facilities Revenue Bonds Series 2005A Subseries 2005A-2 3.25%, 5/1/39	9,500	9,500
Novant Health, Inc., NH, National Finance Authority Health Care Facilities Revenue Bonds Novant Health Obligated Group Series 2024 C 3.17%, 11/1/64	5,000	5,000
Orlando Utilities Commission, FL, Utility System Revenue Bonds Series 2008-1 3.27%, 10/1/33	4,160	4,160
Pennsylvania Turnpike Commission, PA, Series 2019 3.32%, 12/1/38	6,200	6,200
RBC Municipal Products Inc Trust, GA, Certificates E-155 3.26%, 1/1/27 (b)	9,000	9,000
RBC Municipal Products Inc Trust, MO, Certificates E-158 3.25%, 7/1/28 (b)	6,475	6,475
RBC Municipal Products Inc Trust, NY, Certificates E-159 3.25%, 9/1/28 (b)	8,000	8,000
Various States Certificates 166 3.25%, 8/1/29 (b)	7,000	7,000
RBC Municipal Products Inc Trust, OH, Various States Certificates 164 3.25%, 8/1/28 (b)	6,500	6,500
Certificates C-22 3.26%, 7/15/35 (b)	4,910	4,910
RBC Municipal Products Inc Trust, SC, Various States Certificates 165 3.25%, 9/1/28 (b)	6,500	6,500
RBC Municipal Products Inc Trust, VA, Certificates C-20 3.26%, 5/1/39 (b)	2,000	2,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a)^ (cont'd)
State of Texas, TX, Veterans Bonds Series 2022 3.25%, 6/1/53	$5,730	$5,730
Tender Option Bond Trust Receipts/Certificates, AL, Certificates 2023-BAML5063 3.42%, 11/1/54 (b)	7,000	7,000
Tender Option Bond Trust Receipts/Certificates, AZ, Certificates 2023-BAML6007 3.37%, 4/1/56 (b)	1,900	1,900
Tender Option Bond Trust Receipts/Certificates, MA, Certificates 2024-BAML5050 3.24%, 3/1/49 (b)	5,000	5,000
Certificates 2023-BAML6005 3.37%, 12/1/37 (b)	9,200	9,200
The Ohio State University, OH, Variable Rate Demand General Receipts Bonds Series 2023 A 3.10%, 6/1/43	5,000	5,000
Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds Subseries 2005 B-2B 3.20%, 1/1/32	7,200	7,200
University of Texas System (TX), Revenue Financing System Bonds Series 2008B 3.25%, 8/1/39	4,300	4,300
Utah Water Finance Agency, UT, Series 2008 B-2 3.35%, 10/1/35	9,700	9,700
Series 2008 B 3.35%, 10/1/37	8,395	8,395
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 2025 Series C 3.20%, 9/1/50	6,900	6,900
Total Weekly Variable Rate Bonds (Cost $268,390)		268,390
Daily Variable Rate Bonds (a)^ (16.8%)
City of San Antonio, TX, Water System Subordinate Lien Revenue Bonds Series 2025D 3.95%, 5/1/55	10,000	10,000
East Baton Rouge Parish Industrial Development Board Inc, LA, Revenue Bonds, Exxonmobile Project Series 2010 B 3.92%, 12/1/40	5,000	5,000
Indiana Finance Authority, IN, Environmental Refunding Duke Energy Indiana, Inc. Series 2009 A-4 4.00%, 12/1/39	7,000	7,000
Indiana Municipal Power Agency, IN, Variable Rate Demand Power Supply System Refunding Revenue Bonds Series 2019 B 3.95%, 1/1/42	15,000	15,000
	Face Amount (000)	Value (000)
Mississippi Business Finance Corp., MS, Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Series 2007 B 3.95%, 12/1/30	$11,100	$11,100
Gulf Opportunity Zone Industrial Development Revenue Bonds (Chevron U.S.A. Inc. Project) Series 2007 E 3.95%, 12/1/30	11,200	11,200
New York City Municipal Water Finance Authority, NY, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2021 Series EE Subseries EE-1 3.95%, 6/15/45	10,000	10,000
Ohio Water Development Authority, State of Ohio Water Pollution Control Loan Fund Revenue Bonds Series 2024C (OH), Revenue Bonds Series 2024C 4.00%, 12/1/54	18,000	18,000
Total Daily Variable Rate Bonds (Cost $87,300)		87,300
Commercial Paper (c) (14.6%)
Dallas Texas Waterworks & Sewer System Revenue Series G (TX), 2.61%, 11/17/25	9,600	9,600
Harris County Texas Toll Road First Lien Revenue Series K (TX), 2.80%, 11/6/25	5,000	5,000
Hennepin County Series C (MN), 2.58%, 2/3/26	5,000	5,000
Illinois Finance Authority Revenue (IL), 2.70%, 12/15/25	5,000	5,000
Illinois Finance Authority Revenue 8 (IL), 2.82%, 12/11/25	5,000	5,000
Lower Colorado River Authority Series B (TX), 2.67%, 11/5/25	6,500	6,500
Massachusetts State Developing Finance Agency Revenue VRDO Series 2025A (MA), 2.75%, 12/2/25	5,000	5,000
Metropolitan Government Nashville & Davidson County Water & Sewer Revenue (TN), 2.64%, 2/3/26	5,000	5,000
Nebraska Public Power Distribution Series A-1 (NE), 2.70%, 11/20/25	5,000	5,000
New Jersey State Educational Facilities Authority Revenue Series 1997 (NJ), 2.70%, 12/9/25	5,000	5,000
Pennsylvania Higher Educational Facilities Authority Revenue (PA), 2.75%, 11/12/25	5,000	5,000
University Texas, Permanent University Fund Series A (TX), 3.00%, 11/18/25	5,000	5,000
University Texas, University Revenue Series A (TX), 2.67%, 4/7/26	4,500	4,500
2.71%, 3/3/26 - 3/4/26	5,000	5,000
Total Commercial Paper (Cost $75,600)		75,600

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds & Notes (11.6%)
Bergen County Improvement Authority/The, NJ, County Guaranteed Governmental Pooled Project Notes Series 2025 A 4.00%, 5/21/26	$5,000	$5,022
County Guaranteed Project Note (Bergen New Bridge Medical Center Project) Series 2025 4.00%, 6/30/26	6,800	6,842
County Guaranteed Governmental Pooled Loan Project Notes Series 2025 B 4.00%, 10/14/26	5,000	5,064
Burlington County Bridge Commission, NJ, Lease Revenue Notes (Government Leasing Program) Series 2024 D 4.25%, 12/11/25	1,775	1,777
City of Austin, TX, Texas Public Improvement & Refunding Bonds Series 2025 5.00%, 9/1/26	920	937
City of Charlotte, NC, North Carolina General Obligation Refunding Bonds Series 2025 B 5.00%, 7/1/26 (d)	7,470	7,581
City of San Antonio, TX, Texas General Improvement Bonds Series 2023 5.00%, 2/1/26	3,800	3,814
Commonwealth of Virginia, VA, General Obligation Refunding Bonds Series 2024B 5.00%, 6/1/26	2,500	2,534
Del Valle Independent School District, TX, Unlimited Tax Refunding Bonds Series 2025 B 5.00%, 6/15/26	2,000	2,029
Hampton Roads Sanitation District, VA, Subordinate Wastewater Revenue Bonds Series 2025 A 5.00%, 7/15/26	2,100	2,133
Houston Independent School District, TX, Limited Tax Refunding Bonds Series 2025 B 5.00%, 2/15/26	3,750	3,768
Idaho Health Facilities Authority, ID, Revenue Bonds Trinity Health Credit Group Series 2015ID 5.00%, 12/1/25	2,800	2,800
Monmouth County Improvement Authority, NJ, (Monmouth County, New Jersey) Governmental Pooled Loan Project Notes Series 2025 4.00%, 3/13/26	5,000	5,021
State of North Carolina, NC, Limited Obligation Refunding Bonds Series 2025 B 5.00%, 5/1/26 (d)	5,250	5,306
	Face Amount (000)	Value (000)
State of Tennessee, TN, General Obligation Bonds 2023 Series A 5.00%, 5/1/26	$4,005	$4,053
Texas Transportation Commission State of Texas, General Obligation Mobility Fund Refunding Bonds Series 2024 5.00%, 10/1/26	485	495
General Obligation Mobility Fund Refunding Bonds Series 2025 5.00%, 10/1/26 (d)	1,000	1,022
Total Municipal Bonds & Notes (Cost $60,198)		60,198
Closed-End Investment Companies (a)^ (3.9%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, Series 1 3.29%, 12/1/43 (b)	10,000	10,000
Nuveen AMT-Free Quality Municipal Income Fund, OT, Series 4-4895 3.30%, 9/11/26 (b)	10,000	10,000
Total Closed-End Investment Companies (Cost $20,000)		20,000
Quarterly Variable Rate Bonds (a) (2.6%)
County of Montgomery, MD, Maryland Revenue Bonds (CHE Trinity Health Credit Group) Series 2013 2.90%, 12/1/41	7,500	7,500
Franklin County, OH, CHE Trinity Health Credit Group Series 2013 3.00%, 12/1/46	6,000	6,000
Total Quarterly Variable Rate Bonds (Cost $13,500)		13,500
Total Investments (101.3%) (Cost $524,988) (e)(f)		524,988
Liabilities in Excess of Other Assets ((1.3)%)		(6,594)
Net Assets (100.0%)		$518,394

(a)  Floating or variable rate securities: The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

^  The dates disclosed are the final maturity dates. Principal owed can be recovered through demand on the interest reset dates.

LOC  Letter of Credit.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	51.1%
Daily Variable Rate Bonds	16.6
Commercial Paper	14.4
Municipal Bonds & Notes	11.5
Other*	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

State/Territory	Value (000)	Percentage of Net Assets
New York	$73,795	14.2%
Texas	67,695	13.1
Massachusetts	46,230	8.9
Ohio	45,410	8.8
New Jersey	28,726	5.5
Indiana	27,000	5.2
North Carolina	25,927	5.0
Florida	24,160	4.7
Mississippi	22,300	4.3
Pennsylvania	20,200	3.9
Utah	18,095	3.5
Colorado	16,555	3.2
Alabama	12,000	2.3
South Carolina	11,400	2.2
Illinois	10,000	1.9
Tennessee	9,053	1.7
Georgia	9,000	1.7
Maryland	7,500	1.4
Wisconsin	6,900	1.3
Virginia	6,667	1.3
Missouri	6,475	1.3
Nevada	5,200	1.0
Louisiana	5,000	1.0
Minnesota	5,000	1.0
New Hampshire	5,000	1.0
Nebraska	5,000	1.0
Idaho	2,800	0.5
Arizona	1,900	0.4
	$524,988	101.3%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$3,560,868		$12,386,481		$164,176,956		$6,091,494
Total Investments in Securities, at Value(1)	3,560,868		12,388,040		164,176,956		6,091,494
Cash	100,761		600,663		9,239,558		542,638
Receivable for Investments Sold	—		—		1,015,276		32,655
Interest Receivable	6,992		18,739		583,750		3,612
Receivable for Portfolio Shares Sold	2,869		—		—		—
Other Assets	316		647		4,248		1,750
Total Assets	3,671,806		13,008,089		175,019,788		6,672,149
Liabilities:
Payable for Investments Purchased	—		2,219		1,372,352		1,008,812
Dividends Payable	824		14,849		313,623		1,974
Payable for Advisory Fees	316		1,563		14,050		490
Payable for Portfolio Shares Redeemed	1,855		1,653		11,439		21
Payable for Administration Fees	166		585		7,482		242
Payable for Administration Plan Fees — Wealth S/Institutional Select Class	—	@	2		317		—	@
Payable for Administration Plan Fees — Investor Class	—		—		649		—	@
Payable for Administration Plan Fees — Administrative Class	—		—		110		—	@
Payable for Administration Plan Fees — Institutional Plus Class	—		—		—	@	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	541		6
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	—	@	—		1,387		1,054
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	—	@	—	@	—	@	—	@
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	—	@	—		—	@	—
Payable for Custodian Fees	40		84		1,104		41
Payable for Professional Fees	53		102		74		57
Payable for Transfer Agency Fees	9		24		32		4
Other Liabilities	128		541		4,014		514
Total Liabilities	3,391		21,622		1,727,174		1,013,215
Net Assets	$3,668,415		$12,986,467		$173,292,614		$5,658,934
Net Assets Consist of:
Paid-in-Capital	$3,669,550		$13,000,844		$173,327,886		$5,661,077
Total Accumulated Loss	(1,135)		(14,377)		(35,272)		(2,143)
Net Assets	$3,668,415		$12,986,467		$173,292,614		$5,658,934
(1) Including: Repurchase Agreements, at Value	$2,045,000		$6,992,000		$80,903,103		$200,000

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
WEALTH/INSTITUTIONAL CLASS:
Net Assets	$3,583,782	$11,870,484	$146,784,735	$730,183
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,583,762,903	11,868,454,201	146,811,266,924	730,283,424
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0002	$1.000	$1.000
WEALTH S/INSTITUTIONAL SELECT CLASS:
Net Assets	$60	$43,154	$7,370,753	$59
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	59,810	43,159,027	7,374,882,644	58,959
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9999	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$7,282,560	$59
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	7,283,270,523	58,816
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$719,189	$59
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	719,272,793	58,676
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$59	$60	$2,283,282	$14,548
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	59,181	59,973	2,283,654,196	14,552,717
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0002	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$58	$—	$2,979,571	$4,913,893
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	58,485	—	2,980,054,585	4,914,916,279
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$1,526	$362	$204	$133
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,536,067	361,836	202,765	133,462
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$0.9999	$1.000	$1.000
SELECT CLASS:
Net Assets	$56	$—	$57	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	56,069	—	57,181	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—
CASTLEOAK SHARES CLASS:
Net Assets	$—	$997,323	$3,071,939	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	997,184,633	3,072,076,086	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0001	$1.000	$—
IMPACT CLASS:
Net Assets	$—	$50	$1,637,455	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,015	1,637,628,478	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0002	$1.000	$—
IMPACT PARTNER CLASS:
Net Assets	$14,851	$75,034	$1,091,762	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	14,851,019	75,019,991	1,091,731,626	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0002	$1.000	$—
ADVISOR CLASS:
Net Assets	$68,023	$—	$71,057	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	68,022,942	—	71,055,787	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—
INSTITUTIONAL PLUS CLASS:
Net Assets	$—	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	50,374	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Assets and Liabilities

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$33,459,063		$58,307,783		$524,988
Total Investments in Securities, at Value(1)	33,459,063		58,307,783		524,988
Cash	1,160,188		474,763		4,438
Receivable for Investments Sold	192,967		423,200		5,001
Interest Receivable	104,070		28,526		2,357
Receivable for Portfolio Shares Sold	21,111		—		—
Other Assets	1,215		1,617		158
Total Assets	34,938,614		59,235,889		536,942
Liabilities:
Payable for Investments Purchased	569,498		2,736,325		18,218
Dividends Payable	56,367		51,466		105
Payable for Portfolio Shares Redeemed	1,818		11,498		109
Payable for Advisory Fees	4,076		7,369		6
Payable for Administration Fees	1,439		2,570		19
Payable for Administration Plan Fees — Wealth S/Institutional Select Class	166		—	@	—	@
Payable for Administration Plan Fees — Investor Class	7		6		—
Payable for Administration Plan Fees — Administrative Class	5		14		—
Payable for Administration Plan Fees — Institutional Plus Class	—	@	—	@	—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	92		4		—
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	1,432		11		—
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	—	@	1		—	@
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	—	@	—	@	—	@
Payable for Custodian Fees	202		330		6
Payable for Professional Fees	61		43		55
Payable for Transfer Agency Fees	10		19		6
Other Liabilities	1,088		1,435		24
Total Liabilities	636,261		2,811,091		18,548
Net Assets	$34,302,353		$56,424,798		$518,394
Net Assets Consist of:
Paid-in-Capital	$34,312,562		$56,435,722		$518,419
Total Accumulated Loss	(10,209)		(10,924)		(25)
Net Assets	$34,302,353		$56,424,798		$518,394
(1) Including: Repurchase Agreements, at Value	$18,209,024		$—		$—

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
WEALTH/INSTITUTIONAL CLASS:
Net Assets	$26,757,217	$56,202,440	$518,048
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	26,763,198,004	56,212,465,886	518,063,754
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
WEALTH S/INSTITUTIONAL SELECT CLASS:
Net Assets	$3,574,031	$8,706	$56
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,576,378,791	8,711,147	55,665
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$57,265	$59,676	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	57,291,863	59,677,149	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$34,752	$105,923	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	34,754,103	105,931,667	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$412,496	$17,292	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	412,630,153	17,299,223	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$3,300,819	$23,659	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,301,434,940	23,668,609	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$2,007	$6,845	$190
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,005,830	6,849,648	190,191
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
SELECT CLASS:
Net Assets	$57	$57	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	57,030	56,906	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
IMPACT CLASS:
Net Assets	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—
IMPACT PARTNER CLASS:
Net Assets	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—
ADVISOR CLASS:
Net Assets	$163,659	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	163,656,897	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
INSTITUTIONAL PLUS CLASS:
Net Assets	$50	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,368	50,364	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)		Government Securities Portfolio (000)
Investment Income:
Interest	$159,464		$597,266	$7,741,963		$233,309
Expenses:
Advisory Fees (Note B)	5,228		19,533	262,602		8,000
Administration Fees (Note C)	1,743		6,511	87,534		2,667
Professional Fees	312		581	371		332
Registration Fees	232		209	518		839
Custodian Fees (Note F)	123		250	2,982		113
Transfer Agency Fees (Note E)	107		253	331		30
Shareholder Reporting Fees	53		83	260		61
Trustees' Fees and Expenses	53		195	2,457		85
Pricing Fees	31		205	63		41
Administration Plan Fees — Wealth S/Institutional Select Class (Note D)	—	@	17	3,122		—	@
Administration Plan Fees — Investor Class (Note D)	—		—	6,640		—	@
Administration Plan Fees — Administrative Class (Note D)	—		—	638		—	@
Administration Plan Fees — Institutional Plus Class (Note D)	—		—	—	@	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	— @	7,459		102
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	15,324		22,321
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	2		1	1		—	@
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	—	—	@	—
Other Expenses	88		322	1,106		126
Total Expenses	7,972		28,160	391,408		34,717
Waiver of Advisory Fees (Note B)	(1,867)		(2,100)	(92,749)		(1,627)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—		—	—		(11,161)
Net Expenses	6,105		26,060	298,659		21,929
Net Investment Income	153,359		571,206	7,443,304		211,380
Realized Gain:
Investments Sold	42		561	3,718		308
Change in Unrealized Appreciation (Depreciation):
Investments	—		(2,436)	—		—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	42		(1,875)	3,718		308
Net Increase in Net Assets Resulting from Operations	$153,401		$569,331	$7,447,022		$211,688

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Operations

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Investment Income:
Interest	$1,446,950		$2,409,506		$14,421
Expenses:
Advisory Fees (Note B)	49,268		82,876		762
Administration Fees (Note C)	16,423		27,625		254
Administration Plan Fees — Wealth S/Institutional Select Class (Note D)	1,736		4		—	@
Administration Plan Fees — Investor Class (Note D)	183		43		—
Administration Plan Fees — Administrative Class (Note D)	43		181		—
Administration Plan Fees — Institutional Plus Class (Note D)	—	@	—	@	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1,103		37		—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	15,667		253		—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	4		10		—	@
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	—	@	—	@
Custodian Fees (Note F)	572		968		18
Trustees' Fees and Expenses	458		774		13
Professional Fees	411		382		318
Registration Fees	244		279		182
Transfer Agency Fees (Note E)	111		165		62
Shareholder Reporting Fees	52		167		16
Pricing Fees	38		34		28
Other Expenses	323		411		76
Total Expenses	86,636		114,209		1,729
Waiver of Advisory Fees (Note B)	(2,209)		(3,180)		(691)
Waiver of Administration Fees (Note C)	—		—		(23)
Net Expenses	84,427		111,029		1,015
Net Investment Income	1,362,523		2,298,477		13,406
Realized Gain (Loss):
Investments Sold	525		2,082		(2)
Net Increase in Net Assets Resulting from Operations	$1,363,048		$2,300,559		$13,404

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets

	Money Market Portfolio		Prime Portfolio
	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$153,359	$128,861	$571,206	$852,454
Net Realized Gain	42	2	561	23
Net Change in Unrealized Appreciation (Depreciation)	—	—	(2,436)	2,142
Net Increase in Net Assets Resulting from Operations	153,401	128,863	569,331	854,619
Dividends and Distributions to Shareholders:
Wealth/Institutional Class	(150,813)	(128,337)	(510,757)	(774,692)
Wealth S/Institutional Select Class	(3)	(3)	(1,500)	(1,291)
Advisory Class	(2)	(3)	(2)	(20)
Participant Class	(2)	(3)	—	—
Cash Management Class	(68)	(153)	(15)	(22)
Select Class	(2)	(2)	—	—
CastleOak Shares Class	—	—	(53,436)	(56,506)
Impact Class	—	—	(424)	(17,864)
Impact Partner Class	(88)	(2)	(5,071)	(2,016)
Advisor Class	(2,380)	(358)	—	—
Total Dividends and Distributions to Shareholders	(153,358)	(128,861)	(571,205)	(852,411)
Capital Share Transactions:(1)
Wealth/Institutional Class:
Subscribed	5,045,187	3,439,069	44,399,888	73,422,163
Distributions Reinvested	148,342	126,486	351,913	527,856
Redeemed	(4,513,589)	(2,796,012)	(44,561,851)	(78,264,314)
Wealth S/Institutional Select Class:
Subscribed	—	—	36,520	23,329
Distributions Reinvested	3	3	1,490	1,291
Redeemed	—	—	(26,120)	(15,499)
Advisory Class:
Distributions Reinvested	2	3	2	19
Redeemed	—	—	—	(58,279)
Participant Class:
Distributions Reinvested	2	3	—	—
Cash Management Class:
Distributions Reinvested	68	150	15	22
Redeemed	(327)	(2,526)	(4)	(94)
Select Class:
Distributions Reinvested	2	2	—	—
CastleOak Shares Class:
Subscribed	—	—	1,474,178	1,461,611
Distributions Reinvested	—	—	46,663	38,741
Redeemed	—	—	(1,790,944)	(1,099,266)
Impact Class:
Subscribed	—	—	384,899	500,010
Distributions Reinvested	—	—	—	14,752
Redeemed	—	—	(684,762)	(536,381)
Impact Partner Class:
Subscribed	18,500	50 *	523,511	618,400 *
Distributions Reinvested	80	—	—	—
Redeemed	(3,779)	—	(916,732)	(150,000)*
Advisor Class:
Subscribed	163,483	48,929 +	—	—
Distributions Reinvested	2,364	357 +	—	—
Redeemed	(135,383)	(11,725)+	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	724,955	804,789	(761,334)	(3,515,639)
Total Increase (Decrease) in Net Assets	724,998	804,791	(763,208)	(3,513,431)
Net Assets:
Beginning of Period	2,943,417	2,138,626	13,749,675	17,263,106
End of Period	$3,668,415	$2,943,417	$12,986,467	$13,749,675
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio			Prime Portfolio
	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)		Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)
(1) Capital Share Transactions:
Wealth/Institutional Class:
Shares Subscribed	5,045,187	3,439,069		44,391,962	73,398,840
Shares Issued on Distributions Reinvested	148,342	126,486		351,855	527,702
Shares Redeemed	(4,513,589)	(2,796,012)		(44,553,864)	(78,238,984)
Net Increase (Decrease) in Wealth/Institutional Class Shares Outstanding	679,941	769,543		189,953	(4,312,442)
Wealth S/Institutional Select Class:
Shares Subscribed	—	—		36,525	23,330
Shares Issued on Distributions Reinvested	3	3		1,490	1,291
Shares Redeemed	—	—		(26,121)	(15,497)
Net Increase in Wealth S/Institutional Select Class Shares Outstanding	3	3		11,894	9,124
Advisory Class:
Shares Issued on Distributions Reinvested	2	3		2	20
Shares Redeemed	—	—		—	(58,263)
Net Increase (Decrease) in Advisory Class Shares Outstanding	2	3		2	(58,243)
Participant Class:
Shares Issued on Distributions Reinvested	2	3		—	—
Cash Management Class:
Shares Issued on Distributions Reinvested	68	150		15	22
Shares Redeemed	(327)	(2,526)		(4)	(95)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(259)	(2,376)		11	(73)
Select Class:
Shares Issued on Distributions Reinvested	2	2		—	—
CastleOak Shares Class:
Shares Subscribed	—	—		1,473,890	1,461,252
Shares Issued on Distributions Reinvested	—	—		46,657	38,732
Shares Redeemed	—	—		(1,790,650)	(1,098,989)
Net Increase (Decrease) in CastleOak Shares Class Shares Outstanding	—	—		(270,103)	400,995
Impact Class:
Shares Subscribed	—	—		384,836	499,720
Shares Issued on Distributions Reinvested	—	—		—	14,747
Shares Redeemed	—	—		(684,616)	(536,136)
Net Decrease in Impact Class Shares Outstanding	—	—		(299,780)	(21,669)
Impact Partner Class:
Shares Subscribed	18,500	50	*	523,409	618,122 *
Shares Issued on Distributions Reinvested	80	—		—	—
Shares Redeemed	(3,779)	—		(916,586)	(149,925)*
Net Increase (Decrease) in Impact Partner Class Shares Outstanding	14,801	50		(393,177)	468,197
Advisor Class:
Shares Subscribed	163,483	48,929	+	—	—
Shares Issued on Distributions Reinvested	2,364	357	+	—	—
Shares Redeemed	(135,383)	(11,725	)+	—	—
Net Increase in Advisor Class Shares Outstanding	30,464	37,561		—	—

*  For the period March 5, 2024 through October 31, 2024.

+  For the period March 27, 2024 through October 31, 2024.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,443,304	$7,373,642	$211,380	$260,332
Net Realized Gain (Loss)	3,718	(3,696)	308	49
Net Increase in Net Assets Resulting from Operations	7,447,022	7,369,946	211,688	260,381
Dividends and Distributions to Shareholders:
Institutional Class	(6,361,591)	(6,348,797)	(34,713)	(56,251)
Institutional Select Class	(262,760)	(286,344)	(2)	(3)
Investor Class	(276,349)	(294,837)	(2)	(3)
Administrative Class	(17,284)	(14,383)	(2)	(3)
Advisory Class	(119,508)	(104,128)	(1,601)	(2,288)
Participant Class	(115,426)	(123,213)	(175,053)	(201,768)
Cash Management Class	(17)	(69)	(5)	(12)
Select Class	(2)	(2)	—	—
CastleOak Shares Class	(164,776)	(151,799)	—	—
Impact Class	(67,415)	(44,543)	—	—
Impact Partner Class	(56,064)	(5,140)	—	—
Advisor Class	(2,112)	(215)	—	—
Institutional Plus Class	(— @)	—	—	—
Total Dividends and Distributions to Shareholders	(7,443,304)	(7,373,470)	(211,378)	(260,328)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	1,181,190,016	1,020,522,920	5,219,820	6,672,018
Distributions Reinvested	3,173,277	3,258,601	22,068	31,669
Redeemed	(1,169,881,764)	(1,016,425,229)	(5,524,958)	(6,788,360)
Institutional Select Class:
Subscribed	28,612,955	22,485,227	—	—
Distributions Reinvested	250,846	269,554	2	3
Redeemed	(27,350,441)	(22,512,901)	—	—
Investor Class:
Subscribed	10,786,002	11,251,562	—	—
Distributions Reinvested	76	225	2	3
Redeemed	(9,651,278)	(9,904,739)	—	—
Administrative Class:
Subscribed	1,129,433	659,578	—	—
Distributions Reinvested	1,876	3,878	2	3
Redeemed	(663,777)	(814,345)	—	—
Advisory Class:
Subscribed	10,497,568	11,298,141	50,133	44,916
Distributions Reinvested	17,745	17,054	2	3
Redeemed	(10,629,146)	(10,815,248)	(80,750)	(52,679)
Participant Class:
Subscribed	5,239,555	5,721,956	115,949,858	94,973,930
Distributions Reinvested	11	11	174,159	201,778
Redeemed	(5,227,490)	(5,296,928)	(115,321,746)	(95,603,585)
Cash Management Class:
Distributions Reinvested	15	69	5	12
Redeemed	(880)	(747)	—	(225)
Select Class:
Distributions Reinvested	2	2	—	—
CastleOak Shares Class:
Subscribed	40,896,474	27,109,050	—	—
Distributions Reinvested	77,353	87,280	—	—
Redeemed	(40,604,081)	(26,799,202)	—	—

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets (cont'd)

	Government Portfolio				Government Securities Portfolio
	Year Ended October 31, 2025 (000)		Year Ended October 31, 2024 (000)		Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)
Impact Class:
Subscribed	102,871,069		60,104,713		—	—
Distributions Reinvested	47,490		26,909		—	—
Redeemed	(102,799,345)		(59,454,671)		—	—
Impact Partner Class:
Subscribed	4,501,584		1,261,381	*	—	—
Distributions Reinvested	53,393		5,139	*	—	—
Redeemed	(4,406,765)		(323,000	)*	—	—
Advisor Class:
Subscribed	178,362		38,624	**	—	—
Distributions Reinvested	2,095		214	**	—	—
Redeemed	(131,411)		(16,828	)**	—	—
Institutional Plus Class:
Subscribed	50	***	—		—	—
Distributions Reinvested	—	@***	—		—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	18,180,869		11,758,250		488,597	(520,514)
Total Increase (Decrease) in Net Assets	18,184,587		11,754,726		488,907	(520,461)
Net Assets:
Beginning of Period	155,108,027		143,353,301		5,170,027	5,690,488
End of Period	$173,292,614		$155,108,027		$5,658,934	$5,170,027

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	1,181,190,016	1,020,522,920	5,219,820	6,672,018
Shares Issued on Distributions Reinvested	3,173,277	3,258,601	22,068	31,669
Shares Redeemed	(1,169,881,764)	(1,016,425,229)	(5,524,958)	(6,788,360)
Net Increase (Decrease) in Institutional Class Shares Outstanding	14,481,529	7,356,292	(283,070)	(84,673)
Institutional Select Class:
Shares Subscribed	28,612,955	22,485,227	—	—
Shares Issued on Distributions Reinvested	250,846	269,554	2	3
Shares Redeemed	(27,350,441)	(22,512,901)	—	—
Net Increase in Institutional Select Class Shares Outstanding	1,513,360	241,880	2	3
Investor Class:
Shares Subscribed	10,786,002	11,251,562	—	—
Shares Issued on Distributions Reinvested	76	225	2	3
Shares Redeemed	(9,651,278)	(9,904,739)	—	—
Net Increase in Investor Class Shares Outstanding	1,134,800	1,347,048	2	3
Administrative Class:
Shares Subscribed	1,129,433	659,578	—	—
Shares Issued on Distributions Reinvested	1,876	3,878	2	3
Shares Redeemed	(663,777)	(814,345)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	467,532	(150,889)	2	3
Advisory Class:
Shares Subscribed	10,497,568	11,298,141	50,133	44,916
Shares Issued on Distributions Reinvested	17,745	17,054	2	3
Shares Redeemed	(10,629,146)	(10,815,248)	(80,750)	(52,679)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(113,833)	499,947	(30,615)	(7,760)
Participant Class:
Shares Subscribed	5,239,555	5,721,956	115,949,858	94,973,930
Shares Issued on Distributions Reinvested	11	11	174,159	201,778
Shares Redeemed	(5,227,490)	(5,296,928)	(115,321,746)	(95,603,585)
Net Increase (Decrease) in Participant Class Shares Outstanding	12,076	425,039	802,271	(427,877)
Cash Management Class:
Shares Issued on Distributions Reinvested	15	69	5	12
Shares Redeemed	(880)	(747)	—	(225)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(865)	(678)	5	(213)
Select Class:
Shares Issued on Distributions Reinvested	2	2	—	—
Castleoak Shares Class:
Shares Subscribed	40,896,474	27,109,050	—	—
Shares Issued on Distributions Reinvested	77,353	87,280	—	—
Shares Redeemed	(40,604,081)	(26,799,202)	—	—
Net Increase in Castleoak Shares Class Shares Outstanding	369,746	397,128	—	—

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets (cont'd)

	Government Portfolio				Government Securities Portfolio
	Year Ended October 31, 2025 (000)		Year Ended October 31, 2024 (000)		Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)
Impact Class:
Shares Subscribed	102,871,069		60,104,713		—	—
Shares Issued on Distributions Reinvested	47,490		26,909		—	—
Shares Redeemed	(102,799,345)		(59,454,671)		—	—
Net Increase in Impact Class Shares Outstanding	119,214		676,951		—	—
Impact Partner Class:
Shares Subscribed	4,501,584		1,261,381	*	—	—
Shares Issued on Distributions Reinvested	53,393		5,139	*	—	—
Shares Redeemed	(4,406,765)		(323,000	)*	—	—
Net Increase in Impact Partner Class Shares Outstanding	148,212		943,520		—	—
Advisor Class:
Shares Subscribed	178,362		38,624	**	—	—
Shares Issued on Distributions Reinvested	2,095		214	**	—	—
Shares Redeemed	(131,411)		(16,828	)**	—	—
Net Increase in Advisor Class Shares Outstanding	49,046		22,010		—	—
Institutional Plus Class:
Shares Subscribed	50	***	—		—	—
Shares Issued on Distributions Reinvested	—	@@***	—		—	—
Net Increase in Institutional Plus Class Shares Outstanding	50		—		—	—

@  Value is less than $500

*  For the period March 5, 2024 through October 31, 2024.

**  For the period March 27, 2024 through October 31, 2024.

***  For the period August 26, 2025 through October 31, 2025.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets

	Treasury Portfolio			Treasury Securities Portfolio
	Year Ended October 31, 2025 (000)		Year Ended October 31, 2024 (000)	Year Ended October 31, 2025 (000)		Year Ended October 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,362,523		$1,492,990	$2,298,477		$2,436,508
Net Realized Gain (Loss)	525		(2,824)	2,082		(1,763)
Net Increase in Net Assets Resulting from Operations	1,363,048		1,490,166	2,300,559		2,434,745
Dividends and Distributions to Shareholders:
Institutional Class	(1,071,069)		(1,210,023)	(2,288,828)		(2,423,411)
Institutional Select Class	(144,013)		(153,103)	(309)		(369)
Investor Class	(7,529)		(4,860)	(1,753)		(240)
Administrative Class	(1,163)		(638)	(4,849)		(5,188)
Advisory Class	(17,460)		(20,389)	(577)		(5,415)
Participant Class	(115,853)		(103,178)	(1,872)		(1,467)
Cash Management Class	(116)		(194)	(280)		(346)
Select Class	(2)		(2)	(2)		(2)
Impact Class	—		—	(2)		(2)
Impact Partner Class	—		—	(2)		(2)
Advisor Class	(5,317)		(531)	(2)		(1)
Institutional Plus Class	(—	@)	—	(—	@)	—
Total Dividends and Distributions to Shareholders	(1,362,522)		(1,492,918)	(2,298,476)		(2,436,443)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	179,257,988		141,574,047	174,601,187		160,420,749
Distributions Reinvested	578,345		662,207	1,752,903		1,807,377
Redeemed	(176,475,710)		(144,843,225)	(170,017,989)		(158,377,727)
Institutional Select Class:
Subscribed	5,480,512		5,189,985	65,829		43,130
Distributions Reinvested	143,271		153,113	78		96
Redeemed	(5,259,708)		(5,247,466)	(62,945)		(46,703)
Investor Class:
Subscribed	1,749,218		1,284,525	132,564		16,893
Distributions Reinvested	2		238	43		167
Redeemed	(1,766,877)		(1,279,180)	(89,540)		(9,246)
Administrative Class:
Subscribed	59,366		38,124	217,903		104,979
Distributions Reinvested	168		263	2		3
Redeemed	(40,674)		(31,047)	(226,570)		(78,783)
Advisory Class:
Subscribed	2,056,642		2,078,559	46,670		376,068
Distributions Reinvested	2,988		3,236	324		4,236
Redeemed	(2,056,941)		(2,085,638)	(34,705)		(478,065)
Participant Class:
Subscribed	7,820,061		5,435,578	112,497		5,318
Distributions Reinvested	1,537		651	1,053		11
Redeemed	(7,769,323)		(4,530,357)	(116,680)		(14,031)
Cash Management Class:
Subscribed	—	@	— @	—		—
Distributions Reinvested	113		194	279		346
Redeemed	(1,549)		(1,469)	(388)		(771)
Select Class:
Distributions Reinvested	2		2	2		2
Impact Class:
Subscribed	—		—	—		50 *
Impact Partner Class:
Subscribed	—		—	—		50 *
Advisor Class:
Subscribed	492,905		136,039 **	—		50 ***
Distributions Reinvested	5,284		529 **	—		—
Redeemed	(376,799)		(94,302)**	—		—
Institutional Plus Class:
Subscribed	50	****	—	50	****	—
Distributions Reinvested	—	@****	—	—	@****	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,900,871		(1,555,394)	6,382,567		3,774,199
Total Increase (Decrease) in Net Assets	3,901,397		(1,558,146)	6,384,650		3,772,501
Net Assets:
Beginning of Period	30,400,956		31,959,102	50,040,148		46,267,647
End of Period	$34,302,353		$30,400,956	$56,424,798		$50,040,148

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	179,257,988	141,574,047	174,601,187	160,420,749
Shares Issued on Distributions Reinvested	578,345	662,207	1,752,903	1,807,377
Shares Redeemed	(176,475,710)	(144,843,225)	(170,017,989)	(158,377,727)
Net Increase (Decrease) in Institutional Class Shares Outstanding	3,360,623	(2,606,971)	6,336,101	3,850,399
Institutional Select Class:
Shares Subscribed	5,480,512	5,189,985	65,829	43,130
Shares Issued on Distributions Reinvested	143,271	153,113	78	96
Shares Redeemed	(5,259,708)	(5,247,466)	(62,945)	(46,703)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	364,075	95,632	2,962	(3,477)
Investor Class:
Shares Subscribed	1,749,218	1,284,525	132,564	16,893
Shares Issued on Distributions Reinvested	2	238	43	167
Shares Redeemed	(1,766,877)	(1,279,180)	(89,540)	(9,246)
Net Increase (Decrease) in Investor Class Shares Outstanding	(17,657)	5,583	43,067	7,814
Administrative Class:
Shares Subscribed	59,366	38,124	217,903	104,979
Shares Issued on Distributions Reinvested	168	263	2	3
Shares Redeemed	(40,674)	(31,047)	(226,570)	(78,783)
Net Increase (Decrease) in Administrative Class Shares Outstanding	18,860	7,340	(8,665)	26,199
Advisory Class:
Shares Subscribed	2,056,642	2,078,559	46,670	376,068
Shares Issued on Distributions Reinvested	2,988	3,236	324	4,236
Shares Redeemed	(2,056,941)	(2,085,638)	(34,705)	(478,065)
Net Increase (Decrease) in Advisory Class Shares Outstanding	2,689	(3,843)	12,289	(97,761)
Participant Class:
Shares Subscribed	7,820,061	5,435,578	112,497	5,318
Shares Issued on Distributions Reinvested	1,537	651	1,053	11
Shares Redeemed	(7,769,323)	(4,530,357)	(116,680)	(14,031)
Net Increase (Decrease) in Participant Class Shares Outstanding	52,275	905,872	(3,130)	(8,702)
Cash Management Class:
Shares Subscribed	— @@	— @@	—	—
Shares Issued on Distributions Reinvested	113	194	279	346
Shares Redeemed	(1,549)	(1,469)	(388)	(771)
Net Decrease in Cash Management Class Shares Outstanding	(1,436)	(1,275)	(109)	(425)
Select Class:
Shares Issued on Distributions Reinvested	2	2	2	2
Impact Class:
Shares Subscribed	—	—	—	50 *
Impact Partner Class:
Shares Subscribed	—	—	—	50 *

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio				Treasury Securities Portfolio
	Year Ended October 31, 2025 (000)		Year Ended October 31, 2024 (000)		Year Ended October 31, 2025 (000)		Year Ended October 31, 2024 (000)
Advisor Class:
Shares Subscribed	492,905		136,039	**	—		50	***
Shares Issued on Distributions Reinvested	5,284		529	**	—		—
Shares Redeemed	(376,799)		(94,302	)**	—		—
Net Increase in Advisor Class Shares Outstanding	121,390		42,266		—		50
Institutional Plus Class:
Shares Subscribed	50	****	—		50	****	—
Shares Issued on Distributions Reinvested	—	@@****	—		—	@@****	—
Net Increase in Institutional Plus Class Shares Outstanding	50		—		50		—

@  Value is less than $500

*  For the period March 5, 2024 through October 31, 2024.

**  For the period March 27, 2024 through October 31, 2024.

***  For the period June 27, 2024 through October 31, 2024.

****  For the period August 26, 2025 through October 31, 2025.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Year Ended October 31, 2025 (000)	Year Ended October 31, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$13,406	$14,960
Net Realized Gain (Loss)	(2)	—	@
Net Change in Unrealized Appreciation (Depreciation)	—	50
Net Increase in Net Assets Resulting from Operations	13,404	15,010
Dividends and Distributions to Shareholders:
Wealth Class*	(13,396)	(14,928)
Wealth S Class**	(1)	(2)
Cash Management Class	(5)	(28)
Select Class	(1)	(1)
Advisor Class	(1)	(1)
Total Dividends and Distributions to Shareholders	(13,404)	(14,960)
Capital Share Transactions:(1)
Wealth Class:*
Subscribed	661,726	770,454
Distributions Reinvested	12,874	13,200
Redeemed	(621,038)	(792,959)
Wealth S Class:**
Subscribed	—	—	@
Distributions Reinvested	1	2
Cash Management Class:
Subscribed	—	2
Distributions Reinvested	5	23
Redeemed	(— @)	(1,133)
Select Class:
Subscribed	—	50	***
Advisor Class:
Subscribed	—	50	****
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	53,568	(10,311)
Total Increase (Decrease) in Net Assets	53,568	(10,261)
Net Assets:
Beginning of Period	464,826	475,087
End of Period	$518,394	$464,826
(1) Capital Share Transactions:
Wealth Class:*
Shares Subscribed	661,726	770,450
Shares Issued on Distributions Reinvested	12,874	13,200
Shares Redeemed	(621,038)	(792,947)
Net Increase (Decrease) in Wealth Class Shares Outstanding	53,562	(9,297)
Wealth S Class:**
Shares Subscribed	—	—	@@
Shares Issued on Distributions Reinvested	1	2
Net Increase in Wealth S Class Shares Outstanding	1	2
Cash Management Class:
Shares Subscribed	—	2
Shares Issued on Distributions Reinvested	5	23
Shares Redeemed	(— @@)	(1,133)
Net Increase (Decrease) in Cash Management Class Shares Outstanding	5	(1,108)
Select Class:
Shares Subscribed	—	50	***
Advisor Class:
Shares Subscribed	—	50	****

@  Amount is less than $500.

*  Institutional Class was renamed Wealth Class for Tax-Exempt Portfolio effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

***  For the period February 29, 2024 through October 31, 2024.

****  For the period March 27, 2024 through October 31, 2024.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(This Page has been left blank intentionally.)

2025 Annual Report

October 31, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Wealth Class+
Year Ended 10/31/25	$1.000	$0.044	(1)	$0.000	(2)	$(0.044)		$1.000	4.51%
Year Ended 10/31/24	1.000	0.053	(1)	0.000	(2)	(0.053)		1.000	5.48	%(3)
Year Ended 10/31/23	1.001	0.048	(1)	0.000	(2)	(0.049)		1.000	4.89%
Year Ended 10/31/22	1.0009	0.0099	(1)	0.0002	(2)	(0.0103)		1.0007	1.01%
Year Ended 10/31/21	1.0010	0.0006	(1)	(0.0001	)(2)	(0.0006)		1.0009	0.05%
Wealth S Class++
Year Ended 10/31/25	$1.000	$0.044	(1)	$0.000	(2)	$(0.044)		$1.000	4.45%
Year Ended 10/31/24	1.000	0.053	(1)	0.000	(2)	(0.053)		1.000	5.42	%(3)
Year Ended 10/31/23	1.001	0.047	(1)	0.000	(2)	(0.048)		1.000	4.85%
Year Ended 10/31/22	1.0007	0.0096	(1)	0.0001	(2)	(0.0099)		1.0005	0.98%
Year Ended 10/31/21	1.0008	0.0004	(1)(2)	(0.0001	)(2)	(0.0004	)(2)	1.0007	0.03%
Advisory Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.24%
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.21	%(3)
Year Ended 10/31/23	1.001	0.045	(1)	0.000	(2)	(0.046)		1.000	4.60%
Year Ended 10/31/22	1.0011	0.0083	(1)	0.0002	(2)	(0.0087)		1.0009	0.85%
Year Ended 10/31/21	1.0012	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0011	0.02%
Participant Class
Year Ended 10/31/25	$1.000	$0.039	(1)	$0.000	(2)	$(0.039)		$1.000	3.98%
Year Ended 10/31/24	1.000	0.048	(1)	0.000	(2)	(0.048)		1.000	4.95	%(3)
Year Ended 10/31/23	1.001	0.043	(1)	0.000	(2)	(0.044)		1.000	4.39%
Year Ended 10/31/22	1.0007	0.0070	(1)	0.0002	(2)	(0.0074)		1.0005	0.72%
Year Ended 10/31/21	1.0008	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0007	0.02%
Cash Management Class
Year Ended 10/31/25	$1.000	$0.043	(1)	$0.000	(2)	$(0.043)		$1.000	4.35%
Year Ended 10/31/24	1.000	0.052	(1)	0.000	(2)	(0.052)		1.000	5.32	%(3)
Year Ended 10/31/23	1.001	0.046	(1)	0.000	(2)	(0.047)		1.000	4.75%
Year Ended 10/31/22	1.0007	0.0090	(1)	0.0001	(2)	(0.0093)		1.0005	0.91%
Year Ended 10/31/21	1.0007	0.0003	(1)(2)	0.0000	(2)	(0.0003	)(2)	1.0007	0.03%
Select Class
Year Ended 10/31/25	$1.000	$0.036	(1)	$0.000	(2)	$(0.036)		$1.000	3.67%
Year Ended 10/31/24	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.64	%(3)
For the Period Ended 10/31/23(5)	1.000	0.042	(1)	(0.009)		(0.033)		1.000	3.37	%(6)
Impact Partner Class
Year Ended 10/31/25	$1.000	$0.044	(1)	$0.000	(2)	$(0.044)		$1.000	4.50%
For the Period Ended 10/31/24(8)	1.000	0.035	(1)	0.000	(2)	(0.035)		1.000	3.54	%(6)
Advisor Class
Year Ended 10/31/25	$1.000	$0.044	(1)	$0.000	(2)	$(0.044)		$1.000	4.51%
For the Period Ended 10/31/24(9)	1.000	0.032	(1)	0.000	(2)	(0.032)		1.000	3.20	%(6)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Wealth Class+
Year Ended 10/31/25	$3,583,782	0.18%		0.23%		4.42%		4.37%
Year Ended 10/31/24	2,903,797	0.19%		0.23%		5.31%		5.27%
Year Ended 10/31/23	2,134,251	0.18%		0.25%		4.78%		4.71%
Year Ended 10/31/22	3,192,797	0.16%		0.22%		0.99%		0.93%
Year Ended 10/31/21	3,291,307	0.14%		0.22%		0.06%		(0.02)%
Wealth S Class++
Year Ended 10/31/25	$60	0.23	%(4)	0.28%		4.37%		4.32%
Year Ended 10/31/24	57	0.24	%(4)	0.28%		5.26%		5.22%
Year Ended 10/31/23	54	0.23	%(4)	0.30%		4.73%		4.66%
Year Ended 10/31/22	53	0.19	%(4)	0.27%		0.96%		0.88%
Year Ended 10/31/21	51	0.16	%(4)	0.27%		0.04%		(0.07)%
Advisory Class
Year Ended 10/31/25	$59	0.43	%(4)	0.48%		4.17%		4.12%
Year Ended 10/31/24	57	0.44	%(4)	0.48%		5.06%		5.02%
Year Ended 10/31/23	54	0.43	%(4)	0.50%		4.53%		4.46%
Year Ended 10/31/22	52	0.32	%(4)	0.47%		0.83%		0.68%
Year Ended 10/31/21	51	0.17	%(4)	0.47%		0.03%		(0.27)%
Participant Class
Year Ended 10/31/25	$58	0.68	%(4)	0.73%		3.92%		3.87%
Year Ended 10/31/24	56	0.69	%(4)	0.73%		4.81%		4.77%
Year Ended 10/31/23	54	0.68	%(4)	0.75%		4.28%		4.21%
Year Ended 10/31/22	51	0.45	%(4)	0.72%		0.70%		0.43%
Year Ended 10/31/21	51	0.17	%(4)	0.72%		0.03%		(0.52)%
Cash Management Class
Year Ended 10/31/25	$1,526	0.33	%(4)	0.38%		4.27%		4.22%
Year Ended 10/31/24	1,786	0.34	%(4)	0.38%		5.16%		5.12%
Year Ended 10/31/23	4,161	0.33	%(4)	0.40%		4.63%		4.56%
Year Ended 10/31/22	7,338	0.25	%(4)	0.37%		0.90%		0.78%
Year Ended 10/31/21	8,341	0.17	%(4)	0.37%		0.03%		(0.17)%
Select Class
Year Ended 10/31/25	$56	0.98	%(4)	1.03%		3.62%		3.57%
Year Ended 10/31/24	54	0.99	%(4)	1.03%		4.51%		4.47%
For the Period Ended 10/31/23(5)	52	0.98	%(4)(7)	1.05	%(7)	5.44	%(7)	5.37	%(7)
Impact Partner Class
Year Ended 10/31/25	$14,851	0.18%		0.23%		4.42%		4.37%
For the Period Ended 10/31/24(8)	50	0.19	%(7)	0.23	%(7)	5.31	%(7)	5.27	%(7)
Advisor Class
Year Ended 10/31/25	$68,023	0.18%		0.23%		4.42%		4.37%
For the Period Ended 10/31/24(9)	37,560	0.19	%(7)	0.23	%(7)	5.31	%(7)	5.27	%(7)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Year Ended 10/31/25	$1.0003	$0.0441	(1)	$(0.0001	)(2)	$(0.0441)		$1.0002	4.47%
Year Ended 10/31/24	1.0002	0.0534	(1)	0.0001	(2)	(0.0534)		1.0003	5.49	%(3)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.02%
Year Ended 10/31/22	1.0001	0.0104	(1)	(0.0002	)(2)	(0.0104)		0.9999	1.02%
Year Ended 10/31/21	1.0001	0.0007	(1)	0.0000	(2)	(0.0007)		1.0001	0.07%
Institutional Select Class
Year Ended 10/31/25	$1.0000	$0.0436	(1)	$(0.0001	)(2)	$(0.0436)		$0.9999	4.42%
Year Ended 10/31/24	0.9999	0.0529	(1)	0.0001	(2)	(0.0529)		1.0000	5.44	%(3)
Year Ended 10/31/23	0.9996	0.0486	(1)	0.0001	(2)	(0.0484)		0.9999	4.97%
Year Ended 10/31/22	0.9998	0.0100	(1)	(0.0001	)(2)	(0.0101)		0.9996	0.99%
Year Ended 10/31/21	0.9998	0.0004	(1)(2)	0.0001	(2)	(0.0005)		0.9998	0.05%
Advisory Class
Year Ended 10/31/25	$1.0003	$0.0417	(1)	$(0.0002	)(2)	$(0.0416)		$1.0002	4.21%
Year Ended 10/31/24	1.0002	0.0509	(1)	0.0001	(2)	(0.0509)		1.0003	5.21	%(3)
Year Ended 10/31/23	1.0000	0.0466	(1)	0.0000	(2)	(0.0464)		1.0002	4.76%
Year Ended 10/31/22	0.9998	0.0096	(1)	(0.0006)		(0.0088)		1.0000	0.90%
Year Ended 10/31/21	0.9997	0.0005	(1)	0.0000	(2)	(0.0004	)(2)	0.9998	0.05%
Cash Management Class
Year Ended 10/31/25	$1.0000	$0.0426	(1)	$(0.0001	)(2)	$(0.0426)		$0.9999	4.32%
Year Ended 10/31/24	0.9999	0.0519	(1)	0.0001	(2)	(0.0519)		1.0000	5.33	%(3)
Year Ended 10/31/23	0.9998	0.0476	(1)	(0.0001	)(2)	(0.0474)		0.9999	4.85%
Year Ended 10/31/22	1.0000	0.0095	(1)	(0.0003	)(2)	(0.0094)		0.9998	0.93%
Year Ended 10/31/21	1.0000	0.0004	(1)(2)	0.0000	(2)	(0.0004	)(2)	1.0000	0.04%
CastleOak Shares Class
Year Ended 10/31/25	$1.0003	$0.0441	(1)	$(0.0002	)(2)	$(0.0441)		$1.0001	4.47%
Year Ended 10/31/24	1.0002	0.0534	(1)	0.0001	(2)	(0.0534)		1.0003	5.49	%(3)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.01%
For the Period Ended 10/31/22(10)	1.0000	0.0025	(1)	(0.0002	)(2)	(0.0024)		0.9999	0.24	%(6)
Impact Class
Year Ended 10/31/25	$1.0003	$0.0442	(1)	$(0.0002	)(2)	$(0.0441)		$1.0002	4.48%
Year Ended 10/31/24	1.0002	0.0534	(1)	0.0001	(2)	(0.0534)		1.0003	5.49	%(3)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.02%
For the Period Ended 10/31/22(11)	0.9997	0.0105	(1)	(0.0003	)(2)	(0.0100)		0.9999	1.03	%(6)
Impact Partner Class
Year Ended 10/31/25	$1.0003	$0.0441	(1)	$(0.0001	)(2)	$(0.0441)		$1.0002	4.47%
For the Period Ended 10/31/24(8)	1.0000	0.0325	(1)	0.0026		(0.0348)		1.0003	3.53	%(6)
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Year Ended 10/31/25	$11,870,484	0.20%		0.22%		4.41%		4.39%
Year Ended 10/31/24	11,682,116	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	15,994,223	0.20%		0.21%		4.91%		4.90%
Year Ended 10/31/22	14,651,432	0.15%		0.21%		1.05%		0.99%
Year Ended 10/31/21	16,772,763	0.14%		0.21%		0.06%		(0.01)%
Institutional Select Class
Year Ended 10/31/25	$43,154	0.25	%(4)	0.27%		4.36%		4.34%
Year Ended 10/31/24	31,266	0.25	%(4)	0.26%		5.29%		5.28%
Year Ended 10/31/23	22,140	0.25	%(4)	0.26%		4.86%		4.85%
Year Ended 10/31/22	22,760	0.19	%(4)	0.26%		1.01%		0.94%
Year Ended 10/31/21	5,723	0.16	%(4)	0.26%		0.04%		(0.06)%
Advisory Class
Year Ended 10/31/25	$60	0.45	%(4)	0.47%		4.16%		4.14%
Year Ended 10/31/24	58	0.45	%(4)	0.46%		5.09%		5.08%
Year Ended 10/31/23	58,315	0.45	%(4)	0.46%		4.66%		4.65%
Year Ended 10/31/22	52	0.24	%(4)	0.46%		0.96%		0.74%
Year Ended 10/31/21	1,659	0.14	%(4)	0.46%		0.06%		(0.26)%
Cash Management Class
Year Ended 10/31/25	$362	0.35	%(4)	0.37%		4.26%		4.24%
Year Ended 10/31/24	351	0.35	%(4)	0.36%		5.19%		5.18%
Year Ended 10/31/23	424	0.35	%(4)	0.36%		4.76%		4.75%
Year Ended 10/31/22	4,733	0.25	%(4)	0.36%		0.95%		0.84%
Year Ended 10/31/21	5,343	0.16	%(4)	0.36%		0.04%		(0.16)%
CastleOak Shares Class
Year Ended 10/31/25	$997,323	0.20%		0.22%		4.41%		4.39%
Year Ended 10/31/24	1,267,627	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	866,430	0.20%		0.21%		4.91%		4.90%
For the Period Ended 10/31/22(10)	50	0.15	%(7)	0.21	%(7)	1.05	%(7)	0.99	%(7)
Impact Class
Year Ended 10/31/25	$50	0.20%		0.22%		4.41%		4.39%
Year Ended 10/31/24	299,927	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	321,574	0.20%		0.21%		4.91%		4.90%
For the Period Ended 10/31/22(11)	50	0.15	%(7)	0.21	%(7)	1.05	%(7)	0.99	%(7)
Impact Partner Class
Year Ended 10/31/25	$75,034	0.20%		0.22%		4.41%		4.39%
For the Period Ended 10/31/24(8)	468,330	0.20	%(7)	0.21	%(7)	5.34	%(7)	5.33	%(7)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Year Ended 10/31/25	$1.000	$0.043	(1)	$0.000	(2)	$(0.043)		$1.000	4.36%
Year Ended 10/31/24	1.000	0.052	(1)	0.000	(2)	(0.052)		1.000	5.32	%(3)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.93%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Institutional Select Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.31%
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.26	%(3)
Year Ended 10/31/23	1.000	0.047	(1)	(0.001)		(0.046)		1.000	4.72%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.89%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Investor Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.26%
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.21	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.67%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.86%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Administrative Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$0.000	(2)	$(0.041)		$1.000	4.20%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.16	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	(0.001)		(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Advisory Class
Year Ended 10/31/25	$1.000	$0.040	(1)	$0.000	(2)	$(0.040)		$1.000	4.10%
Year Ended 10/31/24	1.000	0.049	(1)	0.000	(2)	(0.049)		1.000	5.05	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	(0.001)		(0.044)		1.000	4.51%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.77%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Participant Class
Year Ended 10/31/25	$1.000	$0.038	(1)	$0.000	(2)	$(0.038)		$1.000	3.84%
Year Ended 10/31/24	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.79	%(3)
Year Ended 10/31/23	1.000	0.042	(1)	0.000	(2)	(0.042)		1.000	4.25%
Year Ended 10/31/22	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.65%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Cash Management Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$0.000	(2)	$(0.041)		$1.000	4.20%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.16	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	(0.001)		(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Select Class
Year Ended 10/31/25	$1.000	$0.035	(1)	$0.000	(2)	$(0.035)		$1.000	3.53%
Year Ended 10/31/24	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.48	%(3)
Year Ended 10/31/23	1.000	0.039	(1)	0.000	(2)	(0.039)		1.000	3.94%
Year Ended 10/31/22	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.52%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Castleoak Shares Class
Year Ended 10/31/25	$1.000	$0.043	(1)	$0.000	(2)	$(0.043)		$1.000	4.36%
Year Ended 10/31/24	1.000	0.052	(1)	0.000	(2)	(0.052)		1.000	5.32	%(3)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.93%
For the Period Ended 10/31/21(12)	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01	%(6)
Impact Class
Year Ended 10/31/25	$1.000	$0.043	(1)	$0.000	(2)	$(0.043)		$1.000	4.36%
Year Ended 10/31/24	1.000	0.052	(1)	0.000	(2)	(0.052)		1.000	5.32	%(3)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
For the Period Ended 10/31/22(11)	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.91	%(6)
Impact Partner Class
Year Ended 10/31/25	$1.000	$0.043	(1)	$0.000	(2)	$(0.043)		$1.000	4.36%
For the Period Ended 10/31/24(8)	1.000	0.034	(1)	0.000	(2)	(0.034)		1.000	3.45	%(6)
Advisor Class
Year Ended 10/31/25	$1.000	$0.043	(1)	$0.000	(2)	$(0.043)		$1.000	4.36%
For the Period Ended 10/31/24(9)	1.000	0.031	(1)	0.000	(2)	(0.031)		1.000	3.12	%(6)
Institutional Plus Class
For the Period Ended 10/31/25(13)	$1.000	$0.008	(1)	$0.000	(2)	$(0.008)		$1.000	0.75	%(6)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Year Ended 10/31/25	$146,784,735	0.15%		0.20%		4.29%		4.24%
Year Ended 10/31/24	132,300,048	0.15%		0.20%		5.18%		5.13%
Year Ended 10/31/23	124,946,773	0.16%		0.21%		4.72%		4.67%
Year Ended 10/31/22	105,123,361	0.12%		0.21%		0.92%		0.83%
Year Ended 10/31/21	125,443,478	0.07%		0.21%		0.02%		(0.12)%
Institutional Select Class
Year Ended 10/31/25	$7,370,753	0.20	%(4)	0.25%		4.24%		4.19%
Year Ended 10/31/24	5,857,261	0.20	%(4)	0.25%		5.13%		5.08%
Year Ended 10/31/23	5,615,525	0.21	%(4)	0.26%		4.67%		4.62%
Year Ended 10/31/22	19,822,512	0.15	%(4)	0.26%		0.89%		0.78%
Year Ended 10/31/21	22,579,049	0.07	%(4)	0.26%		0.02%		(0.17)%
Investor Class
Year Ended 10/31/25	$7,282,560	0.25	%(4)	0.30%		4.19%		4.14%
Year Ended 10/31/24	6,147,621	0.25	%(4)	0.30%		5.08%		5.03%
Year Ended 10/31/23	4,800,726	0.26	%(4)	0.31%		4.62%		4.57%
Year Ended 10/31/22	3,992,292	0.19	%(4)	0.31%		0.85%		0.73%
Year Ended 10/31/21	1,433,481	0.07	%(4)	0.31%		0.02%		(0.22)%
Administrative Class
Year Ended 10/31/25	$719,189	0.30	%(4)	0.35%		4.14%		4.09%
Year Ended 10/31/24	251,650	0.30	%(4)	0.35%		5.03%		4.98%
Year Ended 10/31/23	402,547	0.31	%(4)	0.36%		4.57%		4.52%
Year Ended 10/31/22	314,143	0.21	%(4)	0.36%		0.83%		0.68%
Year Ended 10/31/21	357,558	0.07	%(4)	0.36%		0.02%		(0.27)%
Advisory Class
Year Ended 10/31/25	$2,283,282	0.40	%(4)	0.45%		4.04%		3.99%
Year Ended 10/31/24	2,397,061	0.40	%(4)	0.45%		4.93%		4.88%
Year Ended 10/31/23	1,897,168	0.41	%(4)	0.46%		4.47%		4.42%
Year Ended 10/31/22	1,428,422	0.27	%(4)	0.46%		0.77%		0.58%
Year Ended 10/31/21	1,794,163	0.07	%(4)	0.46%		0.02%		(0.37)%
Participant Class
Year Ended 10/31/25	$2,979,571	0.65	%(4)	0.70%		3.79%		3.74%
Year Ended 10/31/24	2,967,432	0.65	%(4)	0.70%		4.68%		4.63%
Year Ended 10/31/23	2,542,447	0.66	%(4)	0.71%		4.22%		4.17%
Year Ended 10/31/22	2,291,041	0.40	%(4)	0.71%		0.64%		0.33%
Year Ended 10/31/21	2,082,873	0.07	%(4)	0.71%		0.02%		(0.62)%
Cash Management Class
Year Ended 10/31/25	$204	0.30	%(4)	0.35%		4.14%		4.09%
Year Ended 10/31/24	1,067	0.30	%(4)	0.35%		5.03%		4.98%
Year Ended 10/31/23	1,745	0.31	%(4)	0.36%		4.57%		4.52%
Year Ended 10/31/22	1,761	0.20	%(4)	0.36%		0.84%		0.68%
Year Ended 10/31/21	4,397	0.07	%(4)	0.36%		0.02%		(0.27)%
Select Class
Year Ended 10/31/25	$57	0.95	%(4)	1.00%		3.49%		3.44%
Year Ended 10/31/24	55	0.95	%(4)	1.00%		4.38%		4.33%
Year Ended 10/31/23	53	0.96	%(4)	1.01%		3.92%		3.87%
Year Ended 10/31/22	51	0.53	%(4)	1.01%		0.51%		0.03%
Year Ended 10/31/21	51	0.07	%(4)	1.01%		0.02%		(0.92)%
Castleoak Shares Class
Year Ended 10/31/25	$3,071,939	0.15%		0.20%		4.29%		4.24%
Year Ended 10/31/24	2,702,094	0.15%		0.20%		5.18%		5.13%
Year Ended 10/31/23	2,305,053	0.16%		0.21%		4.72%		4.67%
Year Ended 10/31/22	371,597	0.12%		0.21%		0.92%		0.83%
For the Period Ended 10/31/21(12)	371,765	0.07	%(7)	0.21	%(7)	0.02	%(7)	(0.12	)%(7)
Impact Class
Year Ended 10/31/25	$1,637,455	0.15%		0.20%		4.29%		4.24%
Year Ended 10/31/24	1,518,203	0.15%		0.20%		5.18%		5.13%
Year Ended 10/31/23	841,264	0.16%		0.21%		4.72%		4.67%
For the Period Ended 10/31/22(11)	826,509	0.12	%(7)	0.21	%(7)	0.92	%(7)	0.83	%(7)
Impact Partner Class
Year Ended 10/31/25	$1,091,762	0.15%		0.20%		4.29%		4.24%
For the Period Ended 10/31/24(8)	943,525	0.15	%(7)	0.20	%(7)	5.18	%(7)	5.13	%(7)
Advisor Class
Year Ended 10/31/25	$71,057	0.15%		0.20%		4.29%		4.24%
For the Period Ended 10/31/24(9)	22,010	0.15	%(7)	0.20	%(7)	5.18	%(7)	5.13	%(7)
Institutional Plus Class
For the Period Ended 10/31/25(13)	$50	0.17	%(4)(7)	0.22	%(7)	4.27	%(7)	4.22	%(7)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.26%
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.24	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.71%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Institutional Select Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$(0.001)		$(0.041)		$1.000	4.21%
Year Ended 10/31/24	1.000	0.051	(1)	(0.001)		(0.050)		1.000	5.19	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.001		(0.046)		1.000	4.66%
Year Ended 10/31/22	1.000	0.006	(1)	0.002		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Investor Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$0.000	(2)	$(0.041)		$1.000	4.16%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.14	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.006	(1)	0.002		(0.008)		1.000	0.77%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Administrative Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$(0.001)		$(0.040)		$1.000	4.11%
Year Ended 10/31/24	1.000	0.050	(1)	(0.001)		(0.049)		1.000	5.09	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.006	(1)	0.001		(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Advisory Class
Year Ended 10/31/25	$1.000	$0.039	(1)	$(0.000	)(2)	$(0.039)		$1.000	4.00%
Year Ended 10/31/24	1.000	0.049	(1)	(0.001)		(0.048)		1.000	4.98	%(3)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.45%
Year Ended 10/31/22	1.000	0.005	(1)	0.002		(0.007)		1.000	0.69%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Participant Class
Year Ended 10/31/25	$1.000	$0.039	(1)	$(0.000	)(2)	$(0.039)		$1.000	4.00%
Year Ended 10/31/24	1.000	0.049	(1)	(0.001)		(0.048)		1.000	4.98	%(3)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.45%
Year Ended 10/31/22	1.000	0.005	(1)	0.002		(0.007)		1.000	0.69%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Cash Management Class
Year Ended 10/31/25	$1.000	$0.040	(1)	$(0.000	)(2)	$(0.040)		$1.000	4.11%
Year Ended 10/31/24	1.000	0.050	(1)	(0.001)		(0.049)		1.000	5.08	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.006	(1)	0.001		(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/25	$730,183	0.20%		0.23%	4.20%		4.17%
Year Ended 10/31/24	1,013,205	0.20%		0.23%	5.12%		5.09%
Year Ended 10/31/23	1,097,870	0.20%		0.21%	4.57%		4.56%
Year Ended 10/31/22	817,742	0.13%		0.22%	0.57%		0.48%
Year Ended 10/31/21	1,622,265	0.06%		0.22%	0.00	%(14)	(0.16)%
Institutional Select Class
Year Ended 10/31/25	$59	0.25	%(4)	0.28%	4.15%		4.12%
Year Ended 10/31/24	57	0.25	%(4)	0.28%	5.07%		5.04%
Year Ended 10/31/23	54	0.25	%(4)	0.26%	4.52%		4.51%
Year Ended 10/31/22	51	0.16	%(4)	0.27%	0.54%		0.43%
Year Ended 10/31/21	51	0.06	%(4)	0.27%	0.00	%(14)	(0.21)%
Investor Class
Year Ended 10/31/25	$59	0.30	%(4)	0.33%	4.10%		4.07%
Year Ended 10/31/24	56	0.30	%(4)	0.33%	5.02%		4.99%
Year Ended 10/31/23	54	0.30	%(4)	0.31%	4.47%		4.46%
Year Ended 10/31/22	51	0.19	%(4)	0.32%	0.51%		0.38%
Year Ended 10/31/21	51	0.06	%(4)	0.32%	0.00	%(14)	(0.26)%
Administrative Class
Year Ended 10/31/25	$59	0.35	%(4)	0.38%	4.05%		4.02%
Year Ended 10/31/24	56	0.35	%(4)	0.38%	4.97%		4.94%
Year Ended 10/31/23	54	0.35	%(4)	0.36%	4.42%		4.41%
Year Ended 10/31/22	51	0.22	%(4)	0.37%	0.48%		0.33%
Year Ended 10/31/21	51	0.06	%(4)	0.37%	0.00	%(14)	(0.31)%
Advisory Class
Year Ended 10/31/25	$14,548	0.45	%(4)	0.48%	3.95%		3.92%
Year Ended 10/31/24	45,161	0.45	%(4)	0.48%	4.87%		4.84%
Year Ended 10/31/23	52,920	0.45	%(4)	0.46%	4.32%		4.31%
Year Ended 10/31/22	40,382	0.27	%(4)	0.47%	0.43%		0.23%
Year Ended 10/31/21	39,201	0.06	%(4)	0.47%	0.00	%(14)	(0.41)%
Participant Class
Year Ended 10/31/25	$4,913,893	0.45	%(4)	0.73%	3.95%		3.67%
Year Ended 10/31/24	4,111,364	0.45	%(4)	0.73%	4.87%		4.59%
Year Ended 10/31/23	4,539,195	0.45	%(4)	0.71%	4.32%		4.06%
Year Ended 10/31/22	7,014,979	0.24	%(4)	0.72%	0.46%		(0.02)%
Year Ended 10/31/21	15,949,390	0.06	%(4)	0.72%	0.00	%(14)	(0.66)%
Cash Management Class
Year Ended 10/31/25	$133	0.35	%(4)	0.38%	4.05%		4.02%
Year Ended 10/31/24	128	0.35	%(4)	0.38%	4.97%		4.94%
Year Ended 10/31/23	341	0.35	%(4)	0.36%	4.42%		4.41%
Year Ended 10/31/22	327	0.22	%(4)	0.37%	0.48%		0.33%
Year Ended 10/31/21	356	0.06	%(4)	0.37%	0.00	%(14)	(0.31)%

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.29%
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.25	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.72%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.89%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Institutional Select Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.24%
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.20	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.001		(0.046)		1.000	4.67%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.86%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Investor Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$0.000	(2)	$(0.041)		$1.000	4.19%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.15	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.62%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Administrative Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$0.000	(2)	$(0.041)		$1.000	4.14%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.10	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Advisory Class
Year Ended 10/31/25	$1.000	$0.040	(1)	$0.000	(2)	$(0.040)		$1.000	4.03%
Year Ended 10/31/24	1.000	0.049	(1)	0.000	(2)	(0.049)		1.000	4.99	%(3)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.46%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Participant Class
Year Ended 10/31/25	$1.000	$0.037	(1)	$0.000	(2)	$(0.037)		$1.000	3.77%
Year Ended 10/31/24	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.73	%(3)
Year Ended 10/31/23	1.000	0.041	(1)	0.000	(2)	(0.041)		1.000	4.20%
Year Ended 10/31/22	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.62%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Cash Management Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$0.000	(2)	$(0.041)		$1.000	4.14%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.10	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.57%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Select Class
Year Ended 10/31/25	$1.000	$0.034	(1)	$0.000	(2)	$(0.034)		$1.000	3.46%
Year Ended 10/31/24	1.000	0.043	(1)	0.000	(2)	(0.043)		1.000	4.42	%(3)
Year Ended 10/31/23	1.000	0.038	(1)	0.000	(2)	(0.038)		1.000	3.89%
Year Ended 10/31/22	1.000	0.004	(1)	0.001		(0.005)		1.000	0.48%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Advisor Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.30%
For the Period Ended 10/31/24(9)	1.000	0.030	(1)	0.000	(2)	(0.030)		1.000	3.08	%(6)
Institutional Plus Class
For the Period Ended 10/31/25(13)	$1.000	$0.008	(1)	$0.000	(2)	$(0.008)		$1.000	0.74	%(6)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Year Ended 10/31/25	$26,757,217	0.20%		0.21%		4.23%		4.22%
Year Ended 10/31/24	23,396,182	0.20%		0.21%		5.12%		5.11%
Year Ended 10/31/23	26,005,390	0.20%		0.21%		4.60%		4.59%
Year Ended 10/31/22	22,268,805	0.14%		0.21%		0.83%		0.76%
Year Ended 10/31/21	21,468,388	0.07%		0.21%		0.01%		(0.13)%
Institutional Select Class
Year Ended 10/31/25	$3,574,031	0.25	%(4)	0.26%		4.18%		4.17%
Year Ended 10/31/24	3,209,904	0.25	%(4)	0.26%		5.07%		5.06%
Year Ended 10/31/23	3,114,544	0.25	%(4)	0.26%		4.55%		4.54%
Year Ended 10/31/22	8,610,123	0.17	%(4)	0.26%		0.80%		0.71%
Year Ended 10/31/21	14,878,731	0.07	%(4)	0.26%		0.01%		(0.18)%
Investor Class
Year Ended 10/31/25	$57,265	0.30	%(4)	0.31%		4.13%		4.12%
Year Ended 10/31/24	74,918	0.30	%(4)	0.31%		5.02%		5.01%
Year Ended 10/31/23	69,342	0.30	%(4)	0.31%		4.50%		4.49%
Year Ended 10/31/22	89,461	0.21	%(4)	0.31%		0.76%		0.66%
Year Ended 10/31/21	26,713	0.07	%(4)	0.31%		0.01%		(0.23)%
Administrative Class
Year Ended 10/31/25	$34,752	0.35	%(4)	0.36%		4.08%		4.07%
Year Ended 10/31/24	15,892	0.35	%(4)	0.36%		4.97%		4.96%
Year Ended 10/31/23	8,553	0.35	%(4)	0.36%		4.45%		4.44%
Year Ended 10/31/22	8,067	0.26	%(4)	0.36%		0.71%		0.61%
Year Ended 10/31/21	3,294	0.07	%(4)	0.36%		0.01%		(0.28)%
Advisory Class
Year Ended 10/31/25	$412,496	0.45	%(4)	0.46%		3.98%		3.97%
Year Ended 10/31/24	409,801	0.45	%(4)	0.46%		4.87%		4.86%
Year Ended 10/31/23	413,681	0.45	%(4)	0.46%		4.35%		4.34%
Year Ended 10/31/22	479,272	0.29	%(4)	0.46%		0.68%		0.51%
Year Ended 10/31/21	511,566	0.07	%(4)	0.46%		0.01%		(0.38)%
Participant Class
Year Ended 10/31/25	$3,300,819	0.70	%(4)	0.71%		3.73%		3.72%
Year Ended 10/31/24	3,248,495	0.70	%(4)	0.71%		4.62%		4.61%
Year Ended 10/31/23	2,342,820	0.70	%(4)	0.71%		4.10%		4.09%
Year Ended 10/31/22	2,787,233	0.35	%(4)	0.71%		0.62%		0.26%
Year Ended 10/31/21	2,998,738	0.07	%(4)	0.71%		0.01%		(0.63)%
Cash Management Class
Year Ended 10/31/25	$2,007	0.35	%(4)	0.36%		4.08%		4.07%
Year Ended 10/31/24	3,443	0.35	%(4)	0.36%		4.97%		4.96%
Year Ended 10/31/23	4,719	0.35	%(4)	0.36%		4.45%		4.44%
Year Ended 10/31/22	4,800	0.23	%(4)	0.36%		0.74%		0.61%
Year Ended 10/31/21	17,412	0.07	%(4)	0.36%		0.01%		(0.28)%
Select Class
Year Ended 10/31/25	$57	1.00	%(4)	1.01%		3.43%		3.42%
Year Ended 10/31/24	55	1.00	%(4)	1.01%		4.32%		4.31%
Year Ended 10/31/23	53	1.00	%(4)	1.01%		3.80%		3.79%
Year Ended 10/31/22	51	0.54	%(4)	1.01%		0.43%		(0.04)%
Year Ended 10/31/21	51	0.07	%(4)	1.01%		0.01%		(0.93)%
Advisor Class
Year Ended 10/31/25	$163,659	0.20%		0.21%		4.23%		4.22%
For the Period Ended 10/31/24(9)	42,266	0.20	%(7)	0.21	%(7)	5.12	%(7)	5.11	%(7)
Institutional Plus Class
For the Period Ended 10/31/25(13)	$50	0.22	%(4)(7)	0.23	%(7)	4.21	%(7)	4.20	%(7)
The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.25%
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.26	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.63%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.82%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Institutional Select Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$0.000	(2)	$(0.041)		$1.000	4.20%
Year Ended 10/31/24	1.000	0.051	(1)	0.000	(2)	(0.051)		1.000	5.21	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.58%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.79%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Investor Class
Year Ended 10/31/25	$1.000	$0.041	(1)	$0.000	(2)	$(0.041)		$1.000	4.15%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.15	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.53%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.75%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Administrative Class
Year Ended 10/31/25	$1.000	$0.040	(1)	$0.000	(2)	$(0.040)		$1.000	4.10%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.10	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.48%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.72%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Advisory Class
Year Ended 10/31/25	$1.000	$0.039	(1)	$0.000	(2)	$(0.039)		$1.000	3.99%
Year Ended 10/31/24	1.000	0.049	(1)	0.000	(2)	(0.049)		1.000	5.00	%(3)
Year Ended 10/31/23	1.000	0.043	(1)	0.000	(2)	(0.043)		1.000	4.37%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.67%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Participant Class
Year Ended 10/31/25	$1.000	$0.037	(1)	$0.000	(2)	$(0.037)		$1.000	3.73%
Year Ended 10/31/24	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.73	%(3)
Year Ended 10/31/23	1.000	0.040	(1)	0.000	(2)	(0.040)		1.000	4.11%
Year Ended 10/31/22	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.54%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Cash Management Class
Year Ended 10/31/25	$1.000	$0.040	(1)	$0.000	(2)	$(0.040)		$1.000	4.09%
Year Ended 10/31/24	1.000	0.050	(1)	0.000	(2)	(0.050)		1.000	5.10	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.47%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.72%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Select Class
Year Ended 10/31/25	$1.000	$0.034	(1)	$0.000	(2)	$(0.034)		$1.000	3.42%
Year Ended 10/31/24	1.000	0.043	(1)	0.000	(2)	(0.043)		1.000	4.42	%(3)
Year Ended 10/31/23	1.000	0.037	(1)	0.000	(2)	(0.037)		1.000	3.80%
Year Ended 10/31/22	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.42%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Impact Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.26%
For the Period Ended 10/31/24(8)	1.000	0.033	(1)	0.000	(2)	(0.033)		1.000	3.40	%(6)
Impact Partner Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.26%
For the Period Ended 10/31/24(8)	1.000	0.033	(1)	0.000	(2)	(0.033)		1.000	3.40	%(6)
Advisor Class
Year Ended 10/31/25	$1.000	$0.042	(1)	$0.000	(2)	$(0.042)		$1.000	4.26%
For the Period Ended 10/31/24(15)	1.000	0.017	(1)	0.000	(2)	(0.017)		1.000	1.75	%(6)
Institutional Plus Class
For the Period Ended 10/31/25(13)	$1.000	$0.007	(1)	$0.000	(2)	$(0.007)		$1.000	0.73	%(6)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/25	$56,202,440	0.20%		0.21%		4.18%		4.17%
Year Ended 10/31/24	49,864,264	0.20%		0.21%		5.12%		5.11%
Year Ended 10/31/23	46,015,555	0.20%		0.21%		4.54%		4.53%
Year Ended 10/31/22	44,234,518	0.13%		0.21%		0.76%		0.68%
Year Ended 10/31/21	52,515,537	0.06%		0.21%		0.01%		(0.14)%
Institutional Select Class
Year Ended 10/31/25	$8,706	0.25	%(4)	0.26%		4.13%		4.12%
Year Ended 10/31/24	5,744	0.25	%(4)	0.26%		5.07%		5.06%
Year Ended 10/31/23	9,222	0.25	%(4)	0.26%		4.49%		4.48%
Year Ended 10/31/22	25,769	0.16	%(4)	0.26%		0.73%		0.63%
Year Ended 10/31/21	1,052,857	0.06	%(4)	0.26%		0.01%		(0.19)%
Investor Class
Year Ended 10/31/25	$59,676	0.30	%(4)	0.31%		4.08%		4.07%
Year Ended 10/31/24	16,608	0.30	%(4)	0.31%		5.02%		5.01%
Year Ended 10/31/23	8,795	0.30	%(4)	0.31%		4.44%		4.43%
Year Ended 10/31/22	51	0.20	%(4)	0.31%		0.69%		0.58%
Year Ended 10/31/21	51	0.06	%(4)	0.31%		0.01%		(0.24)%
Administrative Class
Year Ended 10/31/25	$105,923	0.35	%(4)	0.36%		4.03%		4.02%
Year Ended 10/31/24	114,583	0.35	%(4)	0.36%		4.97%		4.96%
Year Ended 10/31/23	88,387	0.35	%(4)	0.36%		4.39%		4.38%
Year Ended 10/31/22	16,684	0.22	%(4)	0.36%		0.67%		0.53%
Year Ended 10/31/21	18,968	0.06	%(4)	0.36%		0.01%		(0.29)%
Advisory Class
Year Ended 10/31/25	$17,292	0.45	%(4)	0.46%		3.93%		3.92%
Year Ended 10/31/24	5,002	0.45	%(4)	0.46%		4.87%		4.86%
Year Ended 10/31/23	102,764	0.45	%(4)	0.46%		4.29%		4.28%
Year Ended 10/31/22	34,684	0.24	%(4)	0.46%		0.65%		0.43%
Year Ended 10/31/21	38,959	0.06	%(4)	0.46%		0.01%		(0.39)%
Participant Class
Year Ended 10/31/25	$23,659	0.70	%(4)	0.71%		3.68%		3.67%
Year Ended 10/31/24	26,788	0.70	%(4)	0.71%		4.62%		4.61%
Year Ended 10/31/23	35,491	0.70	%(4)	0.71%		4.04%		4.03%
Year Ended 10/31/22	285	0.42	%(4)	0.71%		0.47%		0.18%
Year Ended 10/31/21	259	0.06	%(4)	0.71%		0.01%		(0.64)%
Cash Management Class
Year Ended 10/31/25	$6,845	0.35	%(4)	0.36%		4.03%		4.02%
Year Ended 10/31/24	6,954	0.35	%(4)	0.36%		4.97%		4.96%
Year Ended 10/31/23	7,380	0.35	%(4)	0.36%		4.39%		4.38%
Year Ended 10/31/22	8,478	0.23	%(4)	0.36%		0.66%		0.53%
Year Ended 10/31/21	9,921	0.06	%(4)	0.36%		0.01%		(0.29)%
Select Class
Year Ended 10/31/25	$57	1.00	%(4)	1.01%		3.38%		3.37%
Year Ended 10/31/24	55	1.00	%(4)	1.01%		4.32%		4.31%
Year Ended 10/31/23	53	1.00	%(4)	1.01%		3.74%		3.73%
Year Ended 10/31/22	51	0.53	%(4)	1.01%		0.36%		(0.12)%
Year Ended 10/31/21	51	0.06	%(4)	1.01%		0.01%		(0.94)%
Impact Class
Year Ended 10/31/25	$50	0.20%		0.21%		4.18%		4.17%
For the Period Ended 10/31/24(8)	50	0.20	%(7)	0.21	%(7)	5.12	%(7)	5.11	%(7)
Impact Partner Class
Year Ended 10/31/25	$50	0.20%		0.21%		4.18%		4.17%
For the Period Ended 10/31/24(8)	50	0.20	%(7)	0.21	%(7)	5.12	%(7)	5.11	%(7)
Advisor Class
Year Ended 10/31/25	$50	0.20%		0.21%		4.18%		4.17%
For the Period Ended 10/31/24(15)	50	0.20	%(7)	0.21	%(7)	5.12	%(7)	5.11	%(7)
Institutional Plus Class
For the Period Ended 10/31/25(13)	$50	0.22	%(4)(7)	0.23	%(7)	4.16	%(7)	4.15	%(7)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Wealth Class*
Year Ended 10/31/25	$1.000	$0.027	(1)	$(0.000	)(2)	$(0.027)		$1.000	2.68%
Year Ended 10/31/24	1.000	0.033	(1)	0.000	(2)	(0.033)		1.000	3.34	%(3)
Year Ended 10/31/23	1.0001	0.0291	(1)	0.0000	(2)	(0.0293)		0.9999	2.95%
Year Ended 10/31/22	1.0001	0.0076	(1)	(0.0014)		(0.0062)		1.0001	0.61%
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Wealth S Class**
Year Ended 10/31/25	$1.000	$0.026	(1)	$(0.000	)(2)	$(0.026)		$1.000	2.63%
Year Ended 10/31/24	1.000	0.032	(1)	0.000	(2)	(0.032)		1.000	3.29	%(3)
Year Ended 10/31/23	1.0001	0.0286	(1)	0.0000	(2)	(0.0288)		0.9999	2.89%
Year Ended 10/31/22	1.0001	0.0072	(1)	(0.0014)		(0.0058)		1.0001	0.59%
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Cash Management Class
Year Ended 10/31/25	$1.000	$0.025	(1)	$(0.000	)(2)	$(0.025)		$1.000	2.53%
Year Ended 10/31/24	1.000	0.031	(1)	0.000	(2)	(0.031)		1.000	3.18	%(3)
Year Ended 10/31/23	1.0001	0.0278	(1)	(0.0002	)(2)	(0.0278)		0.9999	2.78%
Year Ended 10/31/22	1.0001	0.0067	(1)	(0.0015)		(0.0052)		1.0001	0.52%
Year Ended 10/31/21	1.0002	0.0001	(1)(2)	(0.0001	)(2)	(0.0001	)(2)	1.0001	0.00	%(14)
Select Class
Year Ended 10/31/25	$1.000	$0.019	(1)	$(0.000	)(2)	$(0.019)		$1.000	1.86%
For the Period Ended 10/31/24(16)	1.000	0.017	(1)	0.000	(2)	(0.017)		1.000	1.69	%(6)
Advisor Class
Year Ended 10/31/25	$1.000	$0.027	(1)	$(0.000	)(2)	$(0.027)		$1.000	2.68%
For the Period Ended 10/31/24(9)	1.000	0.020	(1)	0.000	(2)	(0.020)		1.000	1.99	%(6)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Tax-Exempt Portfolio:
Wealth Class*
Year Ended 10/31/25	$518,048	0.20%		0.34%		2.66%		2.52%
Year Ended 10/31/24	464,486	0.20%		0.32%		3.26%		3.14%
Year Ended 10/31/23	473,740	0.18%		0.32%		2.91%		2.77%
Year Ended 10/31/22	464,221	0.13%		0.39%		0.76%		0.50%
Year Ended 10/31/21	247,727	0.08%		0.34%		0.01%		(0.25)%
Wealth S Class**
Year Ended 10/31/25	$56	0.25	%(4)	0.39%		2.61%		2.47%
Year Ended 10/31/24	54	0.25	%(4)	0.37%		3.21%		3.09%
Year Ended 10/31/23	53	0.23	%(4)	0.37%		2.86%		2.72%
Year Ended 10/31/22	51	0.17	%(4)	0.44%		0.72%		0.45%
Year Ended 10/31/21	51	0.08	%(4)	0.39%		0.01%		(0.30)%
Cash Management Class
Year Ended 10/31/25	$190	0.35	%(4)	0.49%		2.51%		2.37%
Year Ended 10/31/24	186	0.35	%(4)	0.47%		3.11%		2.99%
Year Ended 10/31/23	1,294	0.33	%(4)	0.47%		2.76%		2.62%
Year Ended 10/31/22	3,447	0.22	%(4)	0.54%		0.67%		0.35%
Year Ended 10/31/21	4,670	0.08	%(4)	0.49%		0.01%		(0.40)%
Select Class
Year Ended 10/31/25	$50	1.00	%(4)	1.14%		1.86%		1.72%
For the Period Ended 10/31/24(16)	50	1.00	%(4)(7)	1.12	%(7)	2.46	%(7)	2.34	%(7)
Advisor Class
Year Ended 10/31/25	$50	0.20%		0.34%		2.66%		2.52%
For the Period Ended 10/31/24(9)	50	0.20	%(7)	0.32	%(7)	3.26	%(7)	3.14	%(7)

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Notes to Financial Highlights

+  Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.

++  Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.

*  Institutional Class was renamed Wealth Class effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class effective February 29, 2024.

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.0005 per share.

(3)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial to the total return.

(4)  Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(5)  Commenced offering on January 23, 2023.

(6)  Not annualized.

(7)  Annualized.

(8)  Commenced offering on March 5, 2024.

(9)  Commenced offering on March 27, 2024.

(10)  Commenced offering on October 4, 2022.

(11)  Commenced offering on March 29, 2022.

(12)  Commenced offering on May 4, 2021.

(13)  Commenced offering on August 26, 2025.

(14)  Amount is less than 0.005%.

(15)  Commenced offering on June 27, 2024.

(16)  Commenced offering on February 29, 2024.

The accompanying notes are an integral part of the financial statements.

2025 Annual Report

October 31, 2025

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to thirteen different classes of shares for certain Funds. Each Fund offers the Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class; the Institutional Class and Institutional Select Class are only offered to Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios; the Select Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios; the CastleOak Shares Class is only offered to Prime and Government Portfolios; the Impact Class is only offered to Prime, Government and Treasury Securities Portfolios; the Impact Partner Class is only offered to Money Market, Prime, Government and Treasury Securities Portfolios; the Advisor Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios; the Wealth Class (formerly Institutional Class) and Wealth S Class (formerly Institutional Select Class) are only offered to Money Market and Tax-Exempt Portfolios and the Institutional Plus Class is only offered to Government, Treasury and Treasury Securities Portfolios. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights. Effective February 29, 2024, the Tax-Exempt Portfolio no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" with a stable NAV.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

Prime Portfolio operates as an "institutional money market fund," which requires this Fund to have a floating NAV, rounded to the fourth decimal place.

The Funds are not permitted to temporarily impose a redemption gate, except as part of their liquidation, and the Prime Portfolio may be subject to a mandatory liquidity fee of up to 5%. The Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio remain exempt from the Current Liquidity Fee Framework, but the Board of Trustees reserves its right to opt in to the

Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

The Securities and Exchange Commission ("SEC") adopted changes to the rules that govern SEC registered money market funds in July 2023 with phased compliance periods through October 2, 2024. These changes include, among other things: (1) allowing a money market fund's board or its delegate to charge discretionary liquidity fees when it determines such fee would be in the best interest of the fund; (2) removing a fund's ability to impose a temporary suspension of redemptions (except under extraordinary circumstances as part of a liquidation); and (3) substantially increasing the required minimum levels of liquid assets a fund must hold. These changes may affect the investment strategies, performance, yield, operating expenses, number of times a fund prices its shares and continued viability of a fund.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Money Market, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt; Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Prime; Portfolio securities are valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees") at the bid price; and (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees.

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Funds' repurchase agreements are subject to Master Repurchase Agreements which are agreements between a Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of October 31, 2025:

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$135,950	$—	$135,950
Commercial Paper	—	691,560	—	691,560
Corporate Bonds	—	236,294	—	236,294
Floating Rate Notes	—	452,064	—	452,064
Repurchase Agreements	—	2,045,000	—	2,045,000
Total Assets	$—	$3,560,868	$—	$3,560,868

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$185,191	$—	$185,191
Commercial Paper	—	3,102,430	—	3,102,430
Corporate Bonds	—	351,595	—	351,595
Floating Rate Notes	—	1,756,824	—	1,756,824
Repurchase Agreements	—	6,992,000	—	6,992,000
Total Assets	$—	$12,388,040	$—	$12,388,040

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$80,903,103	$—	$80,903,103
U.S. Agency Securities	—	23,261,163	—	23,261,163
U.S. Treasury Securities	—	60,012,690	—	60,012,690
Total Assets	$—	$164,176,956	$—	$164,176,956

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$200,000	$—	$200,000
U.S. Agency Securities	—	568,282	—	568,282
U.S. Treasury Securities	—	5,323,212	—	5,323,212
Total Assets	$—	$6,091,494	$—	$6,091,494

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$18,209,024	$—	$18,209,024
U.S. Treasury Securities	—	15,250,039	—	15,250,039
Total Assets	$—	$33,459,063	$—	$33,459,063

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$58,307,783	$—	$58,307,783
Total Assets	$—	$58,307,783	$—	$58,307,783

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Weekly Variable Rate Bonds	$—	$268,390	$—	$268,390
Daily Variable Rate Bonds	—	87,300	—	87,300
Commercial Paper	—	75,600	—	75,600
Municipal Bonds & Notes	—	60,198	—	60,198
Closed-End Investment Companies	—	20,000	—	20,000
Quarterly Variable Rate Bonds	—	13,500	—	13,500
Total Assets	$—	$524,988	$—	$524,988

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

8.  Segment Reporting: During the year ended October 31, 2025, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting

(Topic 280): Improvements to Reportable Segment Disclosures, ("ASU 2023-07"), which requires incremental disclosures related to a public entity's reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Funds' President has been designated as the Funds' Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in each Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	Money Market	Prime	Government		Government Securities
Wealth/Institutional Class	0.20%	0.20%	0.15	%*	0.20%
Wealth S/Institutional Select Class	0.25	0.25	0.20	*	0.25
Investor Class	0.30	0.30	0.25	*	0.30
Administrative Class	0.35	0.35	0.30	*	0.35
Advisory Class	0.45	0.45	0.40	*	0.45
Participant Class	0.70	0.70	0.65	*	0.45
Cash Management Class	0.35	0.35	0.30	*	0.35
Select Class	1.00	—	0.95	*	—
CastleOak Shares Class	—	0.20	0.15	*	—
Impact Class	—	0.20	0.15	*	—
Impact Partner Class	0.20	0.20	0.15	*	—
Advisor Class	0.20	—	0.15	*	—
Institutional Plus Class	—	—	0.17	+	—

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

	Maximum Expense Ratios
Class	Treasury		Treasury Securities		Tax-Exempt
Wealth/Institutional Class	0.20%		0.20%		0.20%
Wealth S/Institutional Select Class	0.25		0.25		0.25
Investor Class	0.30		0.30		0.30
Administrative Class	0.35		0.35		0.35
Advisory Class	0.45		0.45		0.45
Participant Class	0.70		0.70		0.70
Cash Management Class	0.35		0.35		0.35
Select Class	1.00		1.00		1.00
Impact Class	—		0.20		—
Impact Partner Class	—		0.20		—
Advisor Class	0.20		0.20		0.20
Institutional Plus Class	0.22	+	0.22	+	—

*  Effective February 28, 2025, the maximum expense ratios were reduced by 0.03% for all classes in the Portfolio.

+  Commenced offering on August 26, 2025.

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratio of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the year ended October 31, 2025, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$1,867
Prime	2,100
Government	92,749
Government Securities	1,627
Treasury	2,209
Treasury Securities	3,180
Tax-Exempt	691

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's aver-age daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income.

For the year ended October 31, 2025, the Fund had administration fees waived as follows:

Fund	Administration Fees Waived (000)
Tax-Exempt	$23

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Wealth S Class/ Institutional Select Class, Investor Class, Administrative Class and Institutional Plus Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10%, 0.15% and 0.02%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year from the date of the Funds' prospectus, the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the year ended October 31, 2025, this waiver amounted to approximately $6,696,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year from the date of the Funds' prospectus, the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the year ended October 31, 2025, this waiver amounted to approximately $4,465,000.

The Distributor may also waive its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. This arrangement had no effect for the year ended October 31, 2025.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation from the Trust with respect to certain direct transactions with the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2025 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2025 and 2024 was as follows:

	2025 Distributions Paid From:		2024 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Ordinary Income (000)	Tax- Exempt Income (000)
Money Market	$153,358	$—	$128,861	$—
Prime	571,205	—	852,411	—
Government	7,443,304	—	7,373,470	—
Government Securities	211,378	—	260,328	—
Treasury	1,362,522	—	1,492,918	—
Treasury Securities	2,298,476	—	2,436,443	—
Tax-Exempt	24	13,380	353	14,607

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

The Funds had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2025.

At October 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-Term Capital Gain (000)
Money Market	$879	$—	$—
Prime	15,159	—	—
Government	315,871	—	—
Government Securities	1,895	—	—
Treasury	56,998	—	—
Treasury Securities	52,350	—	—
Tax-Exempt	—	106	—

At October 31, 2025, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Money Market	$1,077	$—
Prime	15,702	—
Government	33,225	—
Government Securities	1,510	—
Treasury	9,662	—
Treasury Securities	10,262	25
Tax-Exempt	4	—

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2025, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Money Market	$42
Prime	563
Government	3,718
Government Securities	308
Treasury	526
Treasury Securities	2,081

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act. As a result of a change in the Rule 2a-5 under the Act, which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Funds' Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the year ended October 31, 2025, the Funds did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The funds also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At October 31, 2025, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percent of Ownership
Money Market	97.3%
Prime	61.0
Government	39.7
Government Securities	87.9
Treasury	78.1
Treasury Securities	77.7
Tax-Exempt	89.2

J. Market Risk: The value of an investment in a Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in a Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty,embargoes, the threat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of a Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of a Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and

2025 Annual Report

October 31, 2025

Notes to Financial Statements (cont'd)

exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by a Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

2025 Annual Report

October 31, 2025

Report of Independent Registered Public Accounting Firm

To the Shareholders of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio and Tax-Exempt Portfolio and the Board of Trustees of Morgan Stanley Institutional Liquidity Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Institutional Liquidity Funds (the "Trust") (comprising the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio, and Tax-Exempt Portfolio (collectively referred to as the "Funds")), including the portfolios of investments, as of October 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Morgan Stanley Institutional Liquidity Funds at October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
December 24, 2025

2025 Annual Report

October 31, 2025

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Funds. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Funds. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Funds

The Board reviewed the performance, fees and expenses of the Funds compared to their peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Funds. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2024, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Money Market, Prime, Government, Government Securities, Tax-Exempt, Treasury and Treasury Securities Portfolios were better than their peer group averages for the one-, three- and five-year periods.

Performance Conclusions

With respect to all of the Funds, after discussion, the Board concluded that performance was competitive with their peer group averages.

Fees and Expenses

The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Funds relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Funds' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

The Board noted that, for the Treasury Portfolio and Treasury Securities Portfolio, the management fee was higher than their peer group averages and total expense ratio was higher than but close to their peer group averages.

The Board noted that for the Prime Portfolio, the actual management fee was higher than its peer group average and the contractual management fee and total expense ratio were higher than but close to its peer group averages.

The Board noted that, for the Money Market Portfolio, the management fee and total expense ratio were higher than but close to its peer group averages.

The Board noted that, for the Tax Exempt Portfolio, the management fee was lower than its peer group averages and the total expense ratio was higher than but close to its peer group average.

2025 Annual Report

October 31, 2025

Investment Advisory Agreement Approval (unaudited) (cont'd)

The Board noted that, for the Government Portfolio, the contractual management fee was higher than its peer group average, and the actual management fee and the total expense ratio were lower than its peer group averages.

The Board noted that, for the Government Securities Portfolio, the management fee and total expense ratio were lower than its peer group averages.

Fee and Expense Conclusion

With respect to the Government Portfolio, Government Securities Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were competitive with their peer group averages.

With respect to the Prime Portfolio, Treasury Portfolio, and Treasury Securities Portfolio, after discussion, the Board concluded that the (i) management fee was acceptable; and (ii) total expense ratio was competitive with their peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Funds and how that relates to the Funds' total expense ratios and particularly the Funds' management fee rates (which for all the Funds do not include breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Funds and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Funds and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Funds and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Funds and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Funds and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Funds' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Funds to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Funds' Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

2025 Annual Report

October 31, 2025

Investment Advisory Agreement Approval (unaudited) (cont'd)

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

2025 Annual Report

October 31, 2025

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Fund during the taxable year ended October 31, 2025.

Each of the applicable Funds designated the following percentages of its income dividends as tax-exempt dividends:

Fund	Tax-Exempt Percentage
Tax-Exempt	99.82%

At October 31, 2025, the following Funds designated some of its distributions paid as business interest income:

Fund	Business Interest Income (000)
Money Market	$148,929
Prime	546,539
Government	7,436,655
Government Securities	209,421
Treasury	1,321,473
Treasury Securities	2,263,566
Tax-Exempt	24

For federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Fund for the taxable year ended October 31, 2025.

Each of the applicable Funds may designate up to a maximum of the following amounts as qualifying as interest-related dividends and short-term capital gain dividends:

Fund	Interest Related Dividends	Short-Term Capital Gain Dividends
Money Market	$153,357,699	$—
Prime	571,204,946	—
Government	7,443,303,783	—
Government Securities	211,379,240	—
Treasury	1,362,522,552	—
Treasury Securities	2,298,475,552	—
Tax-Exempt	13,404,113	—

In January, each applicable Fund provides tax information to shareholders for the preceding calendar year.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILF-NCSR
10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics For Principal Executive and Senior financial Officers - Not applicable (please see Item 2).

(a)(2)(i)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable

(a)(3)	Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached

(a)(4)	A written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – Not applicable

(a)(5)	Change in the registrant’s independent public accountant – Not applicable

(b)	A certification by the registrant’s principal executive officer and principal financial officer, required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	December 26, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 26, 2025